                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  4/30
Date of reporting period: 4/30

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

120/20 CONTRARIAN EQUITY FUND
130/30 U.S. EQUITY FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008
(Prospectus also enclosed)


RIVERSOURCE 120/20 CONTRARIAN
EQUITY FUND

RIVERSOURCE 130/30 U.S. EQUITY
FUND

EACH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH
OF CAPITAL.

This annual report includes a prospectus that
describes in detail the Fund's objective, investment
strategy, risks, sales charges, fees and other
matters of interest. Please read the prospectus                  (Advanced Alpha (SM)
carefully before you invest or send money.                           Strategies Icon)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      8

The Fund's Long-term Performance ...     18

Fund Expenses Examples..............     22

Portfolio of Investments............     27

Financial Statements................     38

Notes to Financial Statements.......     44

Report of Independent Registered
   Public Accounting Firm...........     69

Federal Income Tax Information......     71

Board Members and Officers..........     74

Proxy Voting........................     78

--------------------------------------------------------------------------------

              RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource 120/20 Contrarian Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource 120/20 Contrarian Equity Fund's (the Fund) Class A shares declined
  12.87% (excluding sales charge) for the period since its inception on Oct. 18, 2008.

> The Fund underperformed its benchmark, the Russell 3000(R) Index, which fell
  9.82% for the period from Nov. 1, 2007 through April 30, 2008.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                              Since
                                                          inception*(a)
----------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund
  Class A (excluding sales charge)                           -12.87%
----------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                -9.82%
----------------------------------------------------------------------------

*    Not annualized.
(a)  Fund data is from Oct. 18, 2007. Russell 3000 Index data is from Nov. 1,
     2007.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource 130/30 U.S. Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource 130/30 Contrarian Equity Fund's (the Fund) Class A shares declined
  12.89% (excluding sales charge) for the period since its inception on Oct. 18, 2007 through April 30, 2008.

> The Fund underperformed its benchmark, the Russell 1000(R) Index, which fell
  9.54% for the period from Nov. 1, 2007 through April 30, 2008.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                              Since
                                                          inception*(a)
----------------------------------------------------------------------------
RiverSource 130/30 U.S. Equity Fund
  Class A (excluding sales charge)                           -12.89%
----------------------------------------------------------------------------
Russell 1000 Index                                            -9.54%
----------------------------------------------------------------------------

*    Not annualized.
(a)  Fund data is from Oct. 18, 2007. Russell 1000 Index data is from Nov. 1,
     2007.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

              RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource 120/20 Contrarian Equity Fund

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
         X                 MEDIUM        SIZE
         X                 SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net Expenses(a)
-------------------------------------------------------
Class A                  2.01%           1.50%
-------------------------------------------------------
Class B                  2.76%           2.25%
-------------------------------------------------------
Class C                  2.76%           2.25%
-------------------------------------------------------
Class I                  1.60%           1.17%
-------------------------------------------------------
Class R5                 1.65%           1.22%
-------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds, and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.17% for Class I and 1.22% for Class R5.

The RiverSource 120/20 Contrarian Equity Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the securities price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decrease and the value of the securities sold short increase. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. See the Fund's prospectus for information on these and other risks associated with the Fund.

--------------------------------------------------------------------------------

 4 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource 130/30 U.S. Equity Fund

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL FUND OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                                             Net Fund and
                                             Acquired Fund
                                   Net        (Underlying
                       Total   Expenses(a)     Fund)(b)
--------------------------------------------------------------
Class A                3.15%      2.07%          2.10%
--------------------------------------------------------------
Class B                3.92%      2.82%          2.85%
--------------------------------------------------------------
Class C                3.90%      2.82%          2.85%
--------------------------------------------------------------
Class I                2.66%      1.73%          1.76%
--------------------------------------------------------------
Class R5               2.71%      1.78%          1.81%
--------------------------------------------------------------

(a)
     The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding dividend and interest expenses on securities sold short, fees and expenses of acquired funds, and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.16% for Class I and 1.21% for Class R5.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is 0.03%.

The RiverSource 130/30 U.S. Equity Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the securities price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decrease and the value of the securities sold short increase. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. See the Fund's prospectus for information on these and other risks associated with the Fund.

--------------------------------------------------------------------------------

              RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource 120/20 Contrarian Equity Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                       SINCE
WITHOUT SALES CHARGE                 INCEPTION*
 Class A (inception 10/18/07)         -12.87%
---------------------------------------------------
 Class B (inception 10/18/07)         -13.17%
---------------------------------------------------
 Class C (inception 10/18/07)         -13.21%
---------------------------------------------------
 Class I (inception 10/18/07)         -12.69%
---------------------------------------------------
 Class R5 (inception 10/18/07)        -12.75%
---------------------------------------------------

WITH SALES CHARGE
 Class A (inception 10/18/07)         -17.88%
---------------------------------------------------
 Class B (inception 10/18/07)         -17.51%
---------------------------------------------------
 Class C (inception 10/18/07)         -14.08%
---------------------------------------------------

AT MARCH 31, 2008
                                       SINCE
WITHOUT SALES CHARGE                 INCEPTION*
 Class A (inception 10/18/07)         -17.57%
---------------------------------------------------
 Class B (inception 10/18/07)         -17.82%
---------------------------------------------------
 Class C (inception 10/18/07)         -17.86%
---------------------------------------------------
 Class I (inception 10/18/07)         -17.44%
---------------------------------------------------
 Class R5 (inception 10/18/07)        -17.45%
---------------------------------------------------

WITH SALES CHARGE
 Class A (inception 10/18/07)         -22.31%
---------------------------------------------------
 Class B (inception 10/18/07)         -21.92%
---------------------------------------------------
 Class C (inception 10/18/07)         -18.68%
---------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R5 shares. Class I and Class R5 are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource 130/30 U.S. Equity Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008                      SINCE
WITHOUT SALES CHARGE                 INCEPTION*
 Class A (inception 10/18/07)         -12.89%
---------------------------------------------------
 Class B (inception 10/18/07)         -13.24%
---------------------------------------------------
 Class C (inception 10/18/07)         -13.24%
---------------------------------------------------
 Class I (inception 10/18/07)         -12.77%
---------------------------------------------------
 Class R5 (inception 10/18/07)        -12.78%
---------------------------------------------------

WITH SALES CHARGE
 Class A (inception 10/18/07)         -17.90%
---------------------------------------------------
 Class B (inception 10/18/07)         -17.55%
---------------------------------------------------
 Class C (inception 10/18/07)         -14.11%
---------------------------------------------------

AT MARCH 31, 2008
                                       SINCE
WITHOUT SALES CHARGE                 INCEPTION*
 Class A (inception 10/18/07)         -15.19%
---------------------------------------------------
 Class B (inception 10/18/07)         -15.53%
---------------------------------------------------
 Class C (inception 10/18/07)         -15.49%
---------------------------------------------------
 Class I (inception 10/18/07)         -15.12%
---------------------------------------------------
 Class R5 (inception 10/18/07)        -15.12%
---------------------------------------------------

WITH SALES CHARGE
 Class A (inception 10/18/07)         -20.06%
---------------------------------------------------
 Class B (inception 10/18/07)         -19.74%
---------------------------------------------------
 Class C (inception 10/18/07)         -16.33%
---------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R5 shares. Class I and Class R5 are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

              RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  7

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,

RiverSource 120/20 Contrarian Equity Fund's (the Fund) Class A shares declined 12.87% (excluding sales charge) for the period since inception on Oct. 18, 2007 through April 30, 2008. The Fund underperformed its benchmark, the Russell 3000(R) Index, which fell 9.82% for the period from Nov. 1, 2007 through April 30, 2008.

Our strategy for this fund represents the highest conviction ideas of the RiverSource Contrarian Equity Team; the long side of the Fund's portfolio is 100% invested in the team's best ideas. With this portfolio - we have approximately 54 long positions vs. our typical strategies that carry over 100 names - we've added the capability to manage risk more efficiently through the allowance of short sales up to 20% of the Fund's capital. We are able to eliminate a number of the low conviction ideas and manage the associated risk more efficiently with this long/short structure.

PORTFOLIO BREAKDOWN
(at April 30, 2008; % of portfolio and total return equity swap contracts)
-----------------------------------------------------------------

                                    LONG     SHORT(1)     NET
                                    -----    --------    -----
Consumer Discretionary               14.2%      0.0%      14.2%
-------------------------------------------------------------------
Consumer Staples                      6.1%      0.0%       6.1%
-------------------------------------------------------------------
Energy                               14.5%      0.0%      14.5%
-------------------------------------------------------------------
Financials                           13.3%      0.0%      13.3%
-------------------------------------------------------------------
Health Care                           6.3%      0.0%       6.3%
-------------------------------------------------------------------
Industrials                          22.0%      0.0%      22.0%
-------------------------------------------------------------------
Information Technology               13.5%      0.0%      13.5%
-------------------------------------------------------------------
Materials                             5.3%      0.0%       5.3%
-------------------------------------------------------------------
Options Purchased                     0.0%      0.0%       0.0%
-------------------------------------------------------------------
Telecommunication Services            1.2%      0.0%       1.2%
-------------------------------------------------------------------
Utilities                             2.1%      0.0%       2.1%
-------------------------------------------------------------------
Other(2)                              1.9%      0.0%       1.9%
-------------------------------------------------------------------
Total Return Equity Swaps(3)         13.3%    (13.7%)     (0.4%)
-------------------------------------------------------------------
                                    113.7%    (13.7%)    100.0%
-------------------------------------------------------------------

(1) At April 30, 2008, the Fund had no short positions. However, the Fund had entered into various total return equity swap contracts in order to gain short exposure to equity markets. See Total Return Swap Contracts Outstanding at April 30, 2008 following the Portfolio of Investments, and
    Note 1 to the financial statements.
(2) Cash & Cash Equivalents.

(3) Represents notional amounts for total return equity swaps adjusted for unrealized appreciation (or depreciation). Notional amounts for total return equity swaps are not shown on the financial statements. See Total Return Swap Contracts Outstanding at April 30, 2008 on pages 29-30.

--------------------------------------------------------------------------------

 8 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

In general, we view the opportunities in the U.S. equity market as positive, and pro-cyclical themes such as oil service and drilling, industrial machinery, airlines and autos continue to be attractive to us.

SIGNIFICANT PERFORMANCE FACTORS
Overall, industry and stock selection detracted from performance more than sector allocation during the period. Individual holdings in the transportation industry were the biggest detractor from performance for the period, particularly the Fund's significant positions in AMERICAN AIRLINES and U.S. AIR within the airline industry. Additional industry holdings that negatively affected performance were banks within the financials sector and managed care within the health care sector.

Other notable detractors during the period included yellow pages publisher R.H. DONNELLY in the consumer discretionary sector, and ice maker and distributor
REDDY ICE and tobacco company LOEWS-CAROLINA GROUP in the consumer staples sector. The Fund had an overweight position in LOEWS-CAROLINA GROUP relative to the Russell 3000 Index because we believed the domestic tobacco company had very strong prospects for growing the dividend yield substantially during the period. However, that scenario did not materialize and the stock underperformed.

--------------------------------------------------------------------------------

              RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)

Top ten holdings do not include notional exposure to
holdings the Fund has through its use of total
return swaps. A total return swap is an agreement
with a counterparty based on a single asset or
basket of assets in exchange for periodic cash
flows, typically based on a floating rate such as
LIBOR plus or minus a small spread. The Fund uses
total return swaps to take effective long and short
positions. For more information regarding the Fund's
total return swaps, see "Portfolio of Investments"
pages 29-30.
----------------------------------------------------

Ford Motor                                4.8%
---------------------------------------------------
Caterpillar                               3.8%
---------------------------------------------------
Eaton                                     3.4%
---------------------------------------------------
CVS Caremark                              3.0%
---------------------------------------------------
Transocean                                2.9%
---------------------------------------------------
Parker Hannifin                           2.8%
---------------------------------------------------
Southwestern Energy                       2.4%
---------------------------------------------------
Ritchie Bros Auctioneers                  2.4%
---------------------------------------------------
Chubb                                     2.3%
---------------------------------------------------
Johnson & Johnson                         2.3%
---------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 10 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

The Fund benefited from industry and stock selection within the energy sector. Specifically, an overweight in the oil services industry contributed positively to overall performance. At the industry level, the strong conviction we have in cyclical vs. consumer areas is reflected by general overweights in the construction and machinery industries. Stocks that represent this theme and added to performance during the period are CATERPILLAR, a manufacturer of construction and mining equipment; PARKER HANNIFIN, a manufacturer of motion and control technologies and systems; DEERE & CO., a manufacturer of construction and agricultural equipment; and INGERSOLL RAND, a supplier to the construction and agricultural industries.

In general, the Fund's short positions mitigated market risk successfully during the period. However, the reinvestment of the short proceeds into the Fund's long positions, particularly in consumer discretionary and consumer staples, generated additional negative performance for the period.

CHANGES TO THE FUND'S PORTFOLIO
We reduced the Fund's positions in U.S. banks and insurance within the financials sector. Within the consumer staples sector, we eliminated REDDY ICE and B&G FOODS from the Fund's portfolio and reduced the Fund's position in the LOEWS-CAROLINA GROUP.

During the period, we added U.S. retailers within the consumer discretionary sector and added positions in the cyclical areas of materials and industrials. Specifically, we increased the Fund's holdings in BEST BUY, CATERPILLAR and EATON and added new positions in KOHL'S, BED, BATH & BEYOND and SPIRIT AEROSYSTEMS, which offers a line of products and services for aerospace design, manufacturing and support.

OUR FUTURE STRATEGY
In general, we view the opportunities in the U.S. equity market as positive, and pro-cyclical themes such as oil service and drilling, industrial machinery, airlines and autos continue to be attractive to us.

That said, during the past several months, the global macroeconomic environment has grown increasingly uncertain. In response, we have increased our emphasis on individual stock selection across the sectors in which the Fund invests. We believe that recent economic weakness has presented buying opportunities in select areas. We continue to have a

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------

cautious outlook on the global financials sector, and anticipate using the Fund's shorting capabilities to continue to seek to mitigate that risk.


(PHOTO - WARREN SPITZ)    (PHOTO - LATON SPAHR)
Warren Spitz              Laton Spahr, CFA(R)
Senior Portfolio Manager  Portfolio Manager

(PHOTO - STEVE SCHROLL)   (PHOTO - PAUL STOCKING)
Steve Schroll             Paul Stocking
Portfolio Manager         Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 12 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

Dear Shareholders,
RiverSource 130/30 U.S. Equity Fund's (the Fund) Class A shares declined 12.89% (excluding sales charge) for the period since inception on Oct. 18, 2007 through April 30, 2008. The Fund underperformed its benchmark, the Russell 1000(R) Index, which fell 9.54% for the period from Nov. 1, 2007 through April 30, 2008.

SECTOR DIVERSIFICATION(1) (at April 30, 2008; % of portfolio)
-----------------------------------------------------------------

                                   LONG     SHORT      NET
                                  ------    ------    ------
Consumer Discretionary             14.1%     (4.5%)     9.6%
-----------------------------------------------------------------
Consumer Staples                    9.2%     (1.7%)     7.5%
-----------------------------------------------------------------
Energy                             11.1%     (0.8%)    10.3%
-----------------------------------------------------------------
Financials                         20.2%     (8.1%)    12.1%
-----------------------------------------------------------------
Health Care                        15.8%     (3.0%)    12.8%
-----------------------------------------------------------------
Industrials                        12.2%     (2.5%)     9.7%
-----------------------------------------------------------------
Information Technology             20.4%     (1.5%)    18.9%
-----------------------------------------------------------------
Materials                           3.5%     (3.0%)     0.5%
-----------------------------------------------------------------
Telecommunication Services          9.3%      0.0%      9.3%
-----------------------------------------------------------------
Utilities                           2.5%      0.0%      2.5%
-----------------------------------------------------------------
Other(2)                            6.8%      0.0%      6.8%
-----------------------------------------------------------------
                                  125.1%    (25.1%)   100.0%
-----------------------------------------------------------------

(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

(2) Cash & Cash Equivalents.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

SIGNIFICANT PERFORMANCE FACTORS
In general, our underlying stock picking was poor during the fiscal period, which experienced significant volatility and overall could be characterized as a down market. Consumer discretionary, materials and health care were the worst performing sectors; financials and technology were the best performing sectors. The best performing stocks were global cyclical stocks, an area the Fund generally holds an underweight position relative to the Fund's benchmark, the Russell 1000 Index. Lastly, the Fund's energy holdings detracted from performance.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  13

MANAGER COMMENTARY (continued) -------------------------------------------------

TOP TEN HOLDINGS - LONG POSITIONS
(at April 30, 2008; % of long positions in portfolio)
-----------------------------------------------------------------

Exxon Mobil                                          3.8%
--------------------------------------------------------------
Virgin Media                                         2.6%
--------------------------------------------------------------
Boeing                                               2.5%
--------------------------------------------------------------
AT&T                                                 2.3%
--------------------------------------------------------------
Bank of America                                      2.1%
--------------------------------------------------------------
QUALCOMM                                             2.0%
--------------------------------------------------------------
Microsoft                                            2.0%
--------------------------------------------------------------
Vodafone Group                                       1.9%
--------------------------------------------------------------
Chevron                                              1.5%
--------------------------------------------------------------
Bristol-Myers Squibb                                 1.5%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

TOP TEN HOLDINGS - SHORT POSITIONS
(at April 30, 2008; % of short positions in portfolio)
-----------------------------------------------------------------

Companhia Vale do Rio Doce ADR                       5.2%
--------------------------------------------------------------
Frontier Financial                                   5.1%
--------------------------------------------------------------
Union Pacific                                        5.1%
--------------------------------------------------------------
Eaton Vance                                          4.8%
--------------------------------------------------------------
Pzena Investment Mgmt Cl A                           4.8%
--------------------------------------------------------------
Cohen & Steers                                       4.6%
--------------------------------------------------------------
Allergan                                             4.5%
--------------------------------------------------------------
Wynn Resorts                                         4.4%
--------------------------------------------------------------
Las Vegas Sands                                      4.3%
--------------------------------------------------------------
Infosys Technologies ADR                             4.3%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Some of the Fund's biggest contributors were actually short positions, in particular, LAS VEGAS SANDS, an international developer of multi-use integrated resorts; GARMIN, a designer, manufacturer and marketer of GPS navigation and communications equipment; SOVEREIGN BANCORP, a large financial institution with principal markets in the Northeast United States; and PZENA INVESTMENT MANAGEMENT, an independent investment management firm.

Long positions that contributed included VISA and FLOWSERVE, a manufacturer and supplier of pumps, valves, seals, and service to

--------------------------------------------------------------------------------

 14 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

petroleum, chemical, power, water and general industry. Relative to the Russell 1000 Index, the Fund's underweight in GENERAL ELECTRIC and overweight in QUALCOMM, a developer of digital wireless communications products and services, also added to performance.

Detractors to performance included HARMAN INTERNATIONAL, a manufacturer of high fidelity audio system and electronic components; and LITHIA MOTORS, an automotive retailer.

For the period, the Fund had a turnover rate of 118%.

CHANGES TO THE FUND'S PORTFOLIO
We added to the Fund's technology exposure, as we see increasing opportunities in the semiconductor area, in particular. Despite the poor performance of telecommunications services year-to-date, we increased the Fund's telecommunications exposure due to attractive valuation and good fundamentals.

We trimmed the Fund's exposure to financials early in 2008, however, we anticipate increasing the Fund's holdings in that sector in the future. We believe that many materials stocks may be overvalued so we've been transitioning out of them. For example, consumer staples did well in this tough market, and we felt it prudent to cut those back. Conversely, we increased the Fund's holdings in areas that we felt had lagged, but where fundamentals suggested otherwise.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  15

MANAGER COMMENTARY (continued) -------------------------------------------------

We trimmed the Fund's exposure to financials early in 2008, however, we anticipate increasing the Fund's holdings in that sector in the future.

OUR FUTURE STRATEGY
RiverSource 130/30 U.S. Equity Fund is 100% long in the market and therefore not immune to declining in tough markets. However, our ability to sell short is what differentiates this Fund and gives us more opportunity to generate stock picking value. We start with our best large-cap ideas across the market, then layer on our best small-cap long positions, and then our best short ideas.

We are maintaining a high sensitivity to valuation, which is drawing us toward certain stocks and sectors, and gradually increasing our bets against what have been some of the highest momentum groups in the market, such as energy and materials.
Additionally, we are broadening our short positions across more of the sectors where fundamentals have been good up until now, but where we're beginning to see increasing signs of strain.

--------------------------------------------------------------------------------

 16 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

With respect to our small-cap long positions, we are seeing some new opportunities in sectors where the stocks have been pummeled, but we believe the fundamentals have turned or are going to turn and the valuations are attractive.


(PHOTO - BOB EWING)       (PHOTO - NICK THAKORE)
Bob Ewing, CFA(R)         Nick Thakore
Portfolio Manager         Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RiverSource 120/20 Contrarian Equity Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource 120/20 Contrarian Equity Fund Class A shares (from 11/1/07 to 04/30/08)* as compared to the performance of a widely cited performance index, Russell 3000(R) Index. In comparing the Fund's Class A shares to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the index. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

* Fund data is from Oct. 18, 2007. Russell 3000 Index data is from Nov. 1, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2008
                                               SINCE
                                            INCEPTION(2)
RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND (INCLUDES
SALES CHARGE)
 Class A Cumulative value of $10,000           $8,213
--------------------------------------------------------
        Average annual total return           -17.88%
--------------------------------------------------------
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000            $9,018
--------------------------------------------------------
        Average annual total return            -9.82%
--------------------------------------------------------

Results for other share classes can be found on page 6.

--------------------------------------------------------------------------------

 18 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND LINE GRAPH)

                                                              RIVERSOURCE 120/20 CONTRARIAN
                                                           EQUITY FUND CLASS A (INCLUDES SALES
                                                                    CHARGE) ($8,213)              RUSSELL 3000 INDEX(1) ($9,018)
                                                           -----------------------------------    ------------------------------
11/1/07                                                                $ 9,425                               $10,000
11/30/07                                                                 8,964                                 9,550
12/31/07                                                                 8,755                                 9,492
1/31/08                                                                  8,327                                 8,917
2/29/08                                                                  8,008                                 8,639
3/31/08                                                                  7,770                                 8,588
4/30/08                                                                  8,213                                 9,018

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices.
(2)  Fund data is from Oct. 18, 2007. Russell 3000 Index data is from Nov. 1,
     2007.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  19

THE FUND'S LONG-TERM PERFORMANCE (continued) -----------------------------------

RiverSource 130/30 U.S. Equity Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource 130/30 U.S. Equity Fund Class A shares (from 11/1/07 to 04/30/08)* as compared to the performance of a widely cited performance index, Russell 1000(R) Index. In comparing the Fund's Class A shares to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the index. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

* Fund data is from Oct. 18, 2007. Russell 1000 Index data is from Nov. 1, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2008
                                               SINCE
                                            INCEPTION(2)
RIVERSOURCE 130/30 U.S. EQUITY FUND (INCLUDES SALES
CHARGE)
 Class A Cumulative value of $10,000           $8,211
--------------------------------------------------------
        Average annual total return           -17.90%
--------------------------------------------------------
RUSSELL 1000 INDEX(1)
        Cumulative value of $10,000            $9,046
--------------------------------------------------------
        Average annual total return            -9.54%
--------------------------------------------------------

Results for other share classes can be found on page 7.

--------------------------------------------------------------------------------

 20 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE 130/30 U.S. EQUITY FUND LINE GRAPH)

                                                             RIVERSOURCE 130/30 U.S. EQUITY
                                                          FUND CLASS A (INCLUDES SALES CHARGE)
                                                                        ($8,211)                  RUSSELL 1000 INDEX(1) ($9,046)
                                                          ------------------------------------    ------------------------------
11/1/07                                                               $ 9,425                               $10,000
11/30/07                                                                9,105                                 9,574
12/31/07                                                                8,966                                 9,512
1/31/08                                                                 8,437                                 8,941
2/29/08                                                                 8,163                                 8,667
3/31/08                                                                 7,995                                 8,609
4/30/08                                                                 8,211                                 9,046

(1) The Russell 1000 Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.
(2)  Fund data is from Oct. 18, 2007. Russell 1000 Index data is from Nov. 1,
     2007.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  21

FUND EXPENSES EXAMPLES --------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 22 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource 120/20 Contrarian Equity Fund
                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  870.00         $ 6.97(c)        1.50%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.40         $ 7.52(c)        1.50%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  867.40         $10.45(c)        2.25%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,013.67         $11.27(c)        2.25%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  867.00         $10.44(c)        2.25%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,013.67         $11.27(c)        2.25%
-------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  871.70         $ 5.58(c)        1.20%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.90         $ 6.02(c)        1.20%
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  23

FUND EXPENSES EXAMPLES (continued) --------------------------------------------

RiverSource 120/20 Contrarian Equity Fund
                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  871.20         $ 5.82(c)        1.25%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.65         $ 6.27(c)        1.25%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -13.00% for Class A, -13.26% for Class B, -13.30% for Class C, -12.83% for Class I and -12.88%. for Class R5.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds, and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.17% for Class I and 1.22% for Class R5. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2008. Had this change been in place for the entire six month period ended April 30, 2008, the actual expenses paid would have been $5.44 for Class I and $5.68 for Class R5; the hypothetical expenses paid would have been $5.87 for Class I and $6.12 for Class R5. The actual and hypothetical expenses for Class A, Class B and Class C would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

 24 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource 130/30 U.S. Equity Fund
                                                                               DIRECT AND
                                                                                INDIRECT
                         BEGINNING         ENDING        DIRECT EXPENSES        EXPENSES
                       ACCOUNT VALUE   ACCOUNT VALUE       PAID DURING         PAID DURING
                       NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A),(C)   THE PERIOD(B),(C)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
   Actual(d)              $1,000         $  866.20           $ 9.70              $ 9.84
---------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)              $1,000         $1,014.47           $10.47              $10.62
---------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------
   Actual(d)              $1,000         $  863.30           $13.16              $13.30
---------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)              $1,000         $1,010.74           $14.20              $14.35
---------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------
   Actual(d)              $1,000         $  863.20           $13.16              $13.30
---------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)              $1,000         $1,010.74           $14.20              $14.35
---------------------------------------------------------------------------------------------
Class I
---------------------------------------------------------------------------------------------
   Actual(d)              $1,000         $  867.50           $ 8.31              $ 8.45
---------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)              $1,000         $1,015.96           $ 8.97              $ 9.12
---------------------------------------------------------------------------------------------
Class R5
---------------------------------------------------------------------------------------------
   Actual(d)              $1,000         $  867.40           $ 8.54              $ 8.68
---------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)              $1,000         $1,015.71           $ 9.22              $ 9.37
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  25

FUND EXPENSES EXAMPLES (continued) --------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                FUND'S       ACQUIRED FUND
                                              ANNUALIZED       FEES AND      NET FUND
                                             EXPENSE RATIO     EXPENSES      EXPENSES
-------------------------------------------------------------------------------------
Class A                                          2.09%           .03%         2.12%
-------------------------------------------------------------------------------------
Class B                                          2.84%           .03%         2.87%
-------------------------------------------------------------------------------------
Class C                                          2.84%           .03%         2.87%
-------------------------------------------------------------------------------------
Class I                                          1.79%           .03%         1.82%
-------------------------------------------------------------------------------------
Class R5                                         1.84%           .03%         1.87%
-------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding dividend and interest expenses on securities sold short, fees and expenses of acquired funds, and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.16% for Class I and 1.21% for Class R5. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2008. Had this change been in place for the entire six month period ended April 30, 2008, the actual direct expenses paid would have been $8.13 for Class I and $8.36 for Class R5; the hypothetical direct expenses paid would have been $8.77 for Class I and $9.02 for Class R5. The actual direct and hypothetical direct expenses paid for Class A, Class B and Class C would have been the same as those expenses presented in the table above.
     Additionally, had these changes been in place for the entire six-month period ended April 30, 2008, the actual direct expenses of the Fund and indirect expenses of the acquired funds paid would have been $8.26 for Class I and $8.50 for Class R5; the hypothetical direct expenses of the Fund and indirect expenses of the acquired funds paid would have been $8.92 for Class I and $9.17 for Class R5. The actual and hypothetical direct expenses of the Fund and indirect expenses of the acquired funds paid for Class A, Class B, and Class C would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended April 30, 2008: -13.38% for Class A, -13.67% for Class B, -13.68% for Class C, -13.25% for Class I and -13.26% for Class R5.

--------------------------------------------------------------------------------

 26 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource 120/20 Contrarian Equity Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.3%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (1.9%)
Spirit AeroSystems Holdings Cl A                      30,657(b)             $894,265
------------------------------------------------------------------------------------

AIRLINES (0.8%)
AMR                                                   15,473(b)              135,699
Delta Air Lines                                        6,479(b)               55,136
Northwest Airlines                                    10,520(b)              101,623
US Airways Group                                      13,305(b)              114,290
                                                                     ---------------
Total                                                                        406,748
------------------------------------------------------------------------------------

AUTOMOBILES (4.8%)
Ford Motor                                           279,976(b)            2,312,602
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.1%)
Genentech                                             14,651(b)              999,198
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
Trane                                                 11,281                 524,679
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Bank of New York Mellon                               20,756                 903,509
------------------------------------------------------------------------------------

CHEMICALS (4.2%)
Dow Chemical                                          24,520                 984,478
EI du Pont de Nemours & Co                            20,615               1,008,280
                                                                     ---------------
Total                                                                      1,992,758
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
Ritchie Bros Auctioneers                              46,596(c)            1,162,570
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.9%)
Cisco Systems                                         37,733(b)              967,474
Telefonaktiebolaget LM Ericsson ADR                   16,168(c)              407,757
                                                                     ---------------
Total                                                                      1,375,231
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.2%)
Hewlett-Packard                                       23,187               1,074,717
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (3.1%)
Bank of America                                       19,842                $744,869
Citigroup                                             29,976                 757,493
                                                                     ---------------
Total                                                                      1,502,362
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Qwest Communications Intl                            109,215                 563,549
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Flextronics Intl                                      58,185(b,c)            604,542
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (9.0%)
Baker Hughes                                           8,332                 673,892
Cameron Intl                                          14,828(b)              729,982
Halliburton                                           11,645                 534,622
Transocean                                             9,526(b)            1,404,705
Weatherford Intl                                      12,099(b)              976,026
                                                                     ---------------
Total                                                                      4,319,227
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.0%)
CVS Caremark                                          36,177               1,460,465
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                         18,158                 729,407
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Stanley Works                                          9,694                 467,639
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.3%)
General Electric                                      21,885                 715,640
McDermott Intl                                         7,245(b)              388,187
                                                                     ---------------
Total                                                                      1,103,827
------------------------------------------------------------------------------------

INSURANCE (7.4%)
ACE                                                   15,060(c)              907,967
Chubb                                                 21,062               1,115,654
Everest Re Group                                       8,896(c)              803,754
XL Capital Cl A                                       21,117(c)              736,772
                                                                     ---------------
Total                                                                      3,564,147
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  27

RiverSource 120/20 Contrarian Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MACHINERY (13.5%)
Caterpillar                                           22,468              $1,839,681
Deere & Co                                            12,633               1,062,056
Eaton                                                 18,795               1,650,953
Ingersoll-Rand Cl A                                   12,288(c)              545,341
Parker Hannifin                                       17,077               1,363,598
                                                                     ---------------
Total                                                                      6,461,629
------------------------------------------------------------------------------------

MEDIA (3.3%)
Natl CineMedia                                        39,680                 760,269
Regal Entertainment Group Cl A                        42,723                 810,028
                                                                     ---------------
Total                                                                      1,570,297
------------------------------------------------------------------------------------

METALS & MINING (1.1%)
Freeport-McMoRan Copper & Gold                         4,690                 533,488
------------------------------------------------------------------------------------

MULTILINE RETAIL (1.7%)
Kohl's                                                16,384(b)              800,358
------------------------------------------------------------------------------------

MULTI-UTILITIES (2.1%)
Natl Grid ADR                                          7,670(c)              542,653
Sempra Energy                                          8,454                 479,088
                                                                     ---------------
Total                                                                      1,021,741
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.5%)
Enbridge                                              15,923(c)              655,709
Southwestern Energy                                   27,705(b)            1,172,198
Suncor Energy                                          7,262(c)              818,355
                                                                     ---------------
Total                                                                      2,646,262
------------------------------------------------------------------------------------

PHARMACEUTICALS (4.2%)
Johnson & Johnson                                     16,612               1,114,500
Mylan                                                 67,091                 883,588
                                                                     ---------------
Total                                                                      1,998,088
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Intel                                                 32,258                 718,063
Micron Technology                                     65,046(b)              502,155
                                                                     ---------------
Total                                                                      1,220,218
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SOFTWARE (4.6%)
Microsoft                                             22,657                $646,178
Oracle                                                49,065(b)            1,023,005
Symantec                                              31,247(b)              538,073
                                                                     ---------------
Total                                                                      2,207,256
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Bed Bath & Beyond                                     15,164(b)              492,830
Best Buy                                               9,979                 429,297
                                                                     ---------------
Total                                                                        922,127
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.8%)
Fannie Mae                                            13,752                 389,182
------------------------------------------------------------------------------------

TOBACCO (3.0%)
Altria Group                                          10,846                 216,920
Loews-Carolina Group                                  10,155(d)              666,879
Philip Morris Intl                                    10,846(b)              553,471
                                                                     ---------------
Total                                                                      1,437,270
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $48,115,906)                                                      $47,169,357
------------------------------------------------------------------------------------

MONEY MARKET FUND (1.9%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%              908,845(e)             $908,845
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $908,845)                                                            $908,845
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $49,024,751)(f)                                                   $48,078,202
====================================================================================

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

RiverSource 120/20 Contrarian Equity Fund

INVESTMENTS IN DERIVATIVES
TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2008

                                                                                     NOTIONAL
                                                                     EXPIRATION     PRINCIPAL     UNREALIZED      UNREALIZED
COUNTERPARTY               FUND RECEIVES           FUND PAYS            DATE          AMOUNT     APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008   $1,477,710      $65,380             $--
   International Ltd.   custom basket of      on 1-month LIBOR
                        securities in the     plus 0.25%
                        S&P 100 Index
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008    1,576,457           --        (174,970)
   International Ltd.   custom basket of      on 1-month LIBOR
                        airline industry      plus 0.25%
                        securities
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008      949,206           --          (2,735)
   International Ltd.   custom basket of      on 1-month LIBOR
                        natural gas           plus 0.25%
                        industry securities
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008    1,579,567       68,640              --
   International Ltd.   custom basket of      on 1-month LIBOR
                        securities in the     plus 0.25%
                        Russell 1000 Growth
                        Index
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008      780,814       48,007              --
   International Ltd.   custom basket of      on 1-month LIBOR
                        securities in the     plus 0.25%
                        S&P North American
                        Technology-
                        Semiconductor Index
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Floating rate based   Total return on a     Oct. 20, 2008    1,940,439           --        (106,299)
   International Ltd.   on 1-month LIBOR      custom basket of
                        less 0.25%            securities in the
                                              S&P Small Cap 600
                                              Index
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Floating rate based   Total return on a     Oct. 20, 2008    1,607,025           --         (47,825)
   International Ltd.   on 1-month LIBOR      custom basket of
                        less 0.25%            large cap energy
                                              sector securities
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Floating rate based   Total return on a     Oct. 20, 2008    1,495,868           --        (131,116)
   International Ltd.   on 1-month LIBOR      custom basket of
                        less 0.25%            regional banking
                                              industry securities
------------------------------------------------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  29

RiverSource 120/20 Contrarian Equity Fund

                                                                                     NOTIONAL
                                                                     EXPIRATION     PRINCIPAL     UNREALIZED      UNREALIZED
COUNTERPARTY               FUND RECEIVES           FUND PAYS            DATE          AMOUNT     APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Floating rate based   Total return on a     Oct. 20, 2008    1,178,714           --         (61,914)
   International Ltd.   on 1-month LIBOR      custom basket of
                        less 0.25%            securities in the
                                              Dow Jones U.S.
                                              Industrials Index
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $182,027       $(524,859)
------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 15.0% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(f) At April 30, 2008, the cost of securities for federal income tax purposes was $49,208,193 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $1,953,149
Unrealized depreciation                                             (3,083,140)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(1,129,991)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 30 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource 130/30 U.S. Equity Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (118.4%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (7.4%)
Boeing                                                 7,185(f)             $609,719
DRS Technologies                                       1,451                  90,600
Goodrich                                               1,137(f)               77,487
Honeywell Intl                                         4,333(f)              257,380
L-3 Communications Holdings                            1,567(f)              174,642
Lockheed Martin                                        2,098(f)              222,472
                                                                     ---------------
Total                                                                      1,432,300
------------------------------------------------------------------------------------

BEVERAGES (2.2%)
Coca-Cola                                              2,493(f)              146,763
Molson Coors Brewing Cl B                              2,802(f)              153,662
PepsiCo                                                1,814(f)              124,313
                                                                     ---------------
Total                                                                        424,738
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.9%)
Amgen                                                  3,822(b,f)            160,027
Biogen Idec                                              358(b)               21,727
Cougar Biotechnology                                   4,627(b,f)             93,188
Genentech                                              2,927(b,f)            199,622
ImmunoGen                                             27,278(b)               87,835
                                                                     ---------------
Total                                                                        562,399
------------------------------------------------------------------------------------

CAPITAL MARKETS (6.9%)
BlackRock                                                787(f)              158,809
Diamond Hill Investment Group                          1,164(b)              104,946
Franklin Resources                                       196                  18,649
KKR Private Equity Investors LP Unit                  22,601                 336,755
Lehman Brothers Holdings                               1,314(f)               58,131
Merrill Lynch & Co                                     4,212(f)              209,884
Morgan Stanley                                         2,910(f)              141,426
Och-Ziff Capital Management Group LLC Cl A             6,866(f)              133,269

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
State Street                                           1,079                 $77,839
Waddell & Reed Financial Cl A                          2,596                  87,901
                                                                     ---------------
Total                                                                      1,327,609
------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Dow Chemical                                           4,317(f)              173,328
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
PNC Financial Services Group                             465                  32,248
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.4%)
Cisco Systems                                          7,806(b,f)            200,146
Comverse Technology                                    1,632(b)               28,454
Motorola                                               5,823                  57,997
Nokia ADR                                              8,385(c,f)            252,137
QUALCOMM                                              11,210(f)              484,159
Starent Networks                                       1,799(b)               28,460
                                                                     ---------------
Total                                                                      1,051,353
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.4%)
Apple                                                  1,472(b,f)            256,054
Hewlett-Packard                                        5,074(f)              235,180
IBM                                                    1,360(f)              164,152
                                                                     ---------------
Total                                                                        655,386
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                    338                  51,670
KBR                                                    1,612                  46,490
                                                                     ---------------
Total                                                                         98,160
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financial                                  1,619(f)               85,807
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Bank of America                                       13,532(f)              507,991
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  31

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (6.8%)
AT&T                                                  14,111(f)             $546,236
Cbeyond                                                4,802(b)               94,791
Deutsche Telekom                                       9,392(c)              169,230
FairPoint Communications                                 108                     995
Global Crossing                                        7,248(b,c,f)          121,187
Qwest Communications Intl                              6,514                  33,612
Telefonica                                             4,641(c)              134,567
Verizon Communications                                 5,795(f)              222,992
                                                                     ---------------
Total                                                                      1,323,610
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
Entergy                                                1,227(f,g)            140,933
Exelon                                                 2,224(f)              190,108
Southern                                               4,253(f)              158,339
                                                                     ---------------
Total                                                                        489,380
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric                                       2,672(f)              139,639
Suntech Power Holdings ADR                               857(b,c)             38,334
                                                                     ---------------
Total                                                                        177,973
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                         571                  21,361
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Halliburton                                              845                  38,794
Natl Oilwell Varco                                       479(b)               32,788
Pride Intl                                             3,471(b,f)            147,344
Schlumberger                                             508                  51,079
Transocean                                               300(b)               44,238
                                                                     ---------------
Total                                                                        314,243
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Wal-Mart Stores                                        4,054(f)              235,051
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
General Mills                                            501                  30,260
Kellogg                                                  596                  30,497
Kraft Foods Cl A                                       1,618(f)               51,178
                                                                     ---------------
Total                                                                        111,935
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (4.5%)
Alphatec Holdings                                     46,356(b,f)           $223,899
Boston Scientific                                     21,325(b,f,g)          284,262
China Medical Technologies ADR                         2,140(c)               80,036
Cyberonics                                             6,365(b)              100,567
Medtronic                                              1,801(f)               87,673
Specialized Health Products Intl                      96,584(b)               92,914
                                                                     ---------------
Total                                                                        869,351
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Aetna                                                    809                  35,272
Cardinal Health                                        1,254(f)               65,296
CIGNA                                                    583                  24,900
McKesson                                               1,497(f)               78,024
UnitedHealth Group                                     2,233(f)               72,863
                                                                     ---------------
Total                                                                        276,355
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Intl Game Technology                                   3,614(f)              125,549
Marriott Intl Cl A                                       693                  23,770
                                                                     ---------------
Total                                                                        149,319
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.2%)
Centex                                                 1,456                  30,314
DR Horton                                              8,143                 126,135
Harman Intl Inds                                       4,279(f)              174,883
KB Home                                                1,452                  32,670
Lennar Cl A                                            4,209                  77,530
Meritage Homes                                         4,623(b)               87,698
NVR                                                      146(b)               89,571
                                                                     ---------------
Total                                                                        618,801
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                      1,480(f)              104,636
Procter & Gamble                                       2,156(f)              144,560
                                                                     ---------------
Total                                                                        249,196
------------------------------------------------------------------------------------

INSURANCE (6.0%)
ACE                                                    2,913(c,f)            175,625
AFLAC                                                  2,896(f)              193,076
American Intl Group                                    7,236(f)              334,302
Chubb                                                    910                  48,203

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 32 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Hartford Financial Services Group                      1,795(f)             $127,930
MetLife                                                  580                  35,293
Prudential Financial                                   3,291(f)              249,162
                                                                     ---------------
Total                                                                      1,163,591
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
China LotSynergy Holdings                          3,360,000(b,c)            153,056
Google Cl A                                              247(b,f)            141,850
Yahoo!                                                   803(b)               22,010
                                                                     ---------------
Total                                                                        316,916
------------------------------------------------------------------------------------

IT SERVICES (3.0%)
Affiliated Computer Services Cl A                        508(b)               26,909
Automatic Data Processing                                590(f)               26,078
Cognizant Technology Solutions Cl A                    2,695(b,f)             86,914
Fiserv                                                 1,778(b)               89,878
MasterCard Cl A                                          672(f)              186,923
Satyam Computer Services ADR                           3,653(c)               93,809
Visa Cl A                                                906(b)               75,606
                                                                     ---------------
Total                                                                        586,117
------------------------------------------------------------------------------------

MACHINERY (2.2%)
Deere & Co                                             1,242(f)              104,415
Flowserve                                              1,831(f)              227,209
Parker Hannifin                                        1,072(f)               85,599
                                                                     ---------------
Total                                                                        417,223
------------------------------------------------------------------------------------

MEDIA (8.1%)
Cablevision Systems Cl A                                 937(b)               21,551
Comcast Special Cl A                                   8,689(f)              175,865
Liberty Entertainment Series A                         2,488(b,e)             64,564
News Corp Cl A                                         8,983(f)              160,796
Time Warner                                           13,931(f)              206,875
Virgin Media                                          49,077(d,f)            633,092

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MEDIA (CONT.)
Vivendi                                                1,148(b,c)            $46,730
XM Satellite Radio Holdings Cl A                      22,677(b,f)            252,849
                                                                     ---------------
Total                                                                      1,562,322
------------------------------------------------------------------------------------

METALS & MINING (2.3%)
Agnico-Eagle Mines                                     1,184(c)               73,941
Coeur d'Alene Mines                                   53,299(b)              163,628
Lihir Gold                                            74,217(b,c)            205,870
                                                                     ---------------
Total                                                                        443,439
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
JC Penney                                              1,127(f)               47,898
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.5%)
BP ADR                                                   817(c)               59,469
Chevron                                                3,851(f)              370,274
ConocoPhillips                                         1,749(f)              150,676
Devon Energy                                             454                  51,484
Exxon Mobil                                            9,999(f)              930,607
Marathon Oil                                             544                  24,790
Occidental Petroleum                                     480(f)               39,941
Total                                                  1,657(c)              139,556
Valero Energy                                          1,363(f)               66,583
                                                                     ---------------
Total                                                                      1,833,380
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Weyerhaeuser                                             944                  60,303
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (2.2%)
Avon Products                                          6,675(f)              260,458
Herbalife                                              3,793(c,f)            166,058
                                                                     ---------------
Total                                                                        426,516
------------------------------------------------------------------------------------

PHARMACEUTICALS (7.0%)
Bristol-Myers Squibb                                  16,421(f,g)            360,770
Eli Lilly & Co                                         1,096                  52,761
Johnson & Johnson                                      1,414(f)               94,865
Merck & Co                                             6,112(f)              232,500
Pfizer                                                17,033(f)              342,535
Schering-Plough                                        2,428(f)               44,699

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  33

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
PHARMACEUTICALS (CONT.)
Teva Pharmaceutical Inds ADR                           2,428(c,f)           $113,582
Wyeth                                                  2,609(f)              116,022
                                                                     ---------------
Total                                                                      1,357,734
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.8%)
Capstead Mtge                                         19,789(f)              255,279
MFA Mtge Investments                                  12,851(f)               89,828
                                                                     ---------------
Total                                                                        345,107
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
SonomaWest Holdings                                   10,271(b,f)             65,478
------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Hertz Global Holdings                                 18,521(b,f)            238,180
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Himax Technologies ADR                                 4,600(c)               23,138
Infineon Technologies ADR                              4,813(b,c)             44,472
Intel                                                 10,855(f)              241,633
Spansion Cl A                                         15,994(b)               52,780
Texas Instruments                                      3,746                 109,233
                                                                     ---------------
Total                                                                        471,256
------------------------------------------------------------------------------------

SOFTWARE (4.4%)
ACI Worldwide                                          4,222(b)               93,306
Microsoft                                             16,642(f)              474,629
Nintendo ADR                                           1,647(c)              112,482
Synchronoss Technologies                               8,334(b,f)            173,931
                                                                     ---------------
Total                                                                        854,348
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.8%)
Abercrombie & Fitch Cl A                               1,108                  82,335
hhgregg                                               14,702(b)              150,989
Home Depot                                             1,351                  38,909

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Lowe's Companies                                       1,969(f)              $49,599
TJX Companies                                            907                  29,224
                                                                     ---------------
Total                                                                        351,056
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.0%)
Countrywide Financial                                 16,135                  93,260
Fannie Mae                                             3,578                 101,257
Freddie Mac                                            4,285                 106,740
New York Community Bancorp                             4,773                  89,112
                                                                     ---------------
Total                                                                        390,369
------------------------------------------------------------------------------------

TOBACCO (1.8%)
Altria Group                                           4,811(f)               96,220
Philip Morris Intl                                     4,811(b,f)            245,505
                                                                     ---------------
Total                                                                        341,725
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.5%)
Sprint Nextel                                          4,739                  37,865
Vodafone Group                                       141,100(c)              449,697
                                                                     ---------------
Total                                                                        487,562
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $24,561,722)                                                      $22,948,414
------------------------------------------------------------------------------------

MONEY MARKET FUND (6.8%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%            1,312,110(h)           $1,312,110
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,312,110)                                                        $1,312,110
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $25,873,832)(i)                                                   $24,260,524
====================================================================================

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 34 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

RiverSource 130/30 U.S. Equity Fund

INVESTMENTS IN SECURITIES SOLD SHORT

COMMON STOCKS (25.1%)
ISSUER                                            SHARES                    VALUE(A)
BIOTECHNOLOGY (0.9%)
Genomic Health                                         8,326(b)             $179,176
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.6%)
Cohen & Steers                                         7,983                 222,885
Eaton Vance                                            6,360                 232,777
Pzena Investment Mgmt Cl A                            19,148                 232,649
                                                                     ---------------
Total                                                                        688,311
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
Frontier Financial                                    15,579                 249,264
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
Sierra Wireless                                        4,915(b,c)             91,910
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Moody's                                                4,049                 149,651
Technology Select Sector SPDR Fund                     2,181                  51,908
                                                                     ---------------
Total                                                                        201,559
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Rockwell Automation                                    1,664                  90,239
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
WM Wrigley Jr                                          1,852                 141,048
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
IDEXX Laboratories                                     3,342(b)              177,794
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.2%)
Chipotle Mexican Grill Cl A                            1,908(b)              187,232
Las Vegas Sands                                        2,765(b)              210,748
Wynn Resorts                                           2,025                 213,313
                                                                     ---------------
Total                                                                        611,293
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Toll Brothers                                          6,570(b)              148,745
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INSURANCE (1.4%)
Mercury General                                        2,027                $101,127
Progressive                                            9,091                 165,365
                                                                     ---------------
Total                                                                        266,492
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                             1,435(b)              112,834
------------------------------------------------------------------------------------

IT SERVICES (1.1%)
Infosys Technologies ADR                               4,735(c)              206,872
------------------------------------------------------------------------------------

MACHINERY (0.7%)
PACCAR                                                 2,888                 136,660
------------------------------------------------------------------------------------

METALS & MINING (3.0)%)
ArcelorMittal                                          1,322(c)              117,777
Companhia Vale do Rio Doce ADR                         6,496(c)              253,864
United States Steel                                    1,329                 204,600
                                                                     ---------------
Total                                                                        576,241
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Carrizo Oil & Gas                                      2,429(b)              154,217
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.0%)
Nu Skin Enterprises Cl A                              10,836                 194,289
------------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Allergan                                               3,862                 217,701
------------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Union Pacific                                          1,716                 249,146
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.8%)
Sovereign Bancorp                                     21,960                 164,041
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT
(Cost: $4,790,544)                                                        $4,857,832
====================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  35

RiverSource 130/30 U.S. Equity Fund

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                   24            $1,663,200      June 2008           $77,159
---------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 13.7% of net assets for long positions and 3.5% of net assets for short positions.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at April 30, 2008, is as follows:

                                                ACQUISITION
SECURITY                                           DATES                    COST
----------------------------------------------------------------------------------
Virgin Media                               10-12-07 thru 03-04-08         $964,735

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Securities are pledged with brokers as collateral for securities sold short.

(g) At April 30, 2008, investments in securities included securities valued at $179,407 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(i) At April 30, 2008, the cost of securities for federal income tax purposes was $26,239,694 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $671,479
Unrealized depreciation                                             (2,650,649)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(1,979,170)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 36 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

RiverSource 130/30 U.S. Equity Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  37

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2008

                                                             RIVERSOURCE       RIVERSOURCE
                                                               120/20            130/30
                                                          CONTRARIAN EQUITY    U.S. EQUITY
                                                                FUND              FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers
      (identified cost $48,115,906 and $24,561,722)          $47,169,357       $22,948,414
   Affiliated money market fund
      (identified cost $908,845 and $1,312,110)                  908,845         1,312,110
------------------------------------------------------------------------------------------
Total investments in securities (identified cost
   $49,024,751 and $25,873,832)                               48,078,202        24,260,524
Cash                                                                  --               543
Capital shares receivable                                        257,421             9,710
Dividends receivable                                              27,270            19,241
Unrealized appreciation on swap contracts                        182,027                --
Receivable from the Investment Manager and its
   affiliates                                                     16,400            16,400
------------------------------------------------------------------------------------------
Total assets                                                  48,561,320        24,306,418
------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                    1,989                --
Investments in securities sold short (proceeds $-- and
   $4,790,544)                                                        --         4,857,832
Capital shares payable                                            10,635             4,582
Variation margin payable                                              --             6,360
Unrealized depreciation on swap contracts                        524,859                --
Accrued investment management services fee                         1,237               504
Accrued distribution fee                                             329                97
Accrued transfer agency fee                                           91                34
Accrued administrative services fee                                  104                42
Other accrued expenses                                            59,694            51,776
Dividends and interest payable on securities sold
   short                                                              --             4,915
------------------------------------------------------------------------------------------
Total liabilities                                                598,938         4,926,142
------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                  $47,962,382       $19,380,276
==========================================================================================

--------------------------------------------------------------------------------

 38 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

APRIL 30, 2008

                                                             RIVERSOURCE       RIVERSOURCE
                                                               120/20            130/30
                                                          CONTRARIAN EQUITY    U.S. EQUITY
                                                                FUND              FUND
REPRESENTED BY
Shares of beneficial interest -- $.01 par value              $    27,802       $    11,357
Additional paid-in capital                                    50,304,690        21,632,466
Undistributed net investment income                              342,370           134,994
Accumulated net realized gain (loss)                          (1,423,099)         (795,117)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                         (1,289,381)       (1,603,424)
------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding shares                                        $47,962,382       $19,380,276
==========================================================================================

Net assets applicable to outstanding
   shares:                                Class A               $36,243,211       $ 9,789,375
                                          Class B               $ 2,370,747       $   763,466
                                          Class C               $   735,615       $   313,988
                                          Class I               $ 8,604,172       $ 8,504,909
                                          Class R5              $     8,637       $     8,538
Outstanding shares of beneficial
   interest:                              Class A shares          2,101,033           573,839
                                          Class B shares            137,839            44,922
                                          Class C shares             42,785            18,463
                                          Class I shares            498,000           498,000
                                          Class R5 shares               500               500
Net asset value per share:                Class A(1)            $     17.25       $     17.06
                                          Class B               $     17.20       $     17.00
                                          Class C               $     17.19       $     17.01
                                          Class I               $     17.28       $     17.08
                                          Class R5              $     17.27       $     17.08
---------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund is $18.30 and $18.10, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  39

STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008

                                                             RIVERSOURCE       RIVERSOURCE
                                                               120/20            130/30
                                                          CONTRARIAN EQUITY    U.S. EQUITY
                                                                FUND              FUND
INVESTMENT INCOME
Income:
Dividends                                                    $   289,842       $   312,847
Interest                                                              10               168
Income distributions from affiliated money market fund            37,842            27,248
   Less foreign taxes withheld                                    (3,551)             (750)
------------------------------------------------------------------------------------------
Total income                                                     324,143           339,513
------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                               159,311            81,732
Distribution fee
   Class A                                                        27,941             8,748
   Class B                                                         6,806             2,556
   Class C                                                         2,020             1,104
Transfer agency fee
   Class A                                                        12,001             3,941
   Class B                                                           781               307
   Class C                                                           226               129
   Class R5                                                            2                 2
Administrative services fee                                       13,416             6,883
Compensation of board members                                        388               191
Custodian fees                                                    14,625            14,625
Printing and postage                                              15,800            13,800
Registration fees                                                 26,519            22,498
Professional fees                                                 42,421            42,365
Dividends and interest on securities sold short                       --            48,919
Other                                                              2,586             2,328
------------------------------------------------------------------------------------------
Total expenses                                                   324,843           250,128
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates                                         (80,978)          (83,724)
   Earnings and bank fee credits on cash balances                    (64)              (30)
------------------------------------------------------------------------------------------
Total net expenses                                               243,801           166,374
------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   80,342           173,139
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 40 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008

                                                             RIVERSOURCE       RIVERSOURCE
                                                               120/20            130/30
                                                          CONTRARIAN EQUITY    U.S. EQUITY
                                                                FUND              FUND
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                     $(1,423,099)      $(1,060,110)
   Foreign currency transactions                                     (45)              306
   Futures contracts                                                  --          (284,037)
   Short positions in securities                                      --           579,797
   Swap transactions                                            (368,161)               --
------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                       (1,791,305)         (764,044)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                          (1,198,848)       (1,436,685)
------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies         (2,990,153)       (2,200,729)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $(2,909,811)      $(2,027,590)
==========================================================================================

*   When shares became publicly available.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008

                                                            RIVERSOURCE       RIVERSOURCE
                                                              120/20            130/30
                                                         CONTRARIAN EQUITY    U.S. EQUITY
                                                               FUND              FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                             $    80,342       $   173,139
Net realized gain (loss) of investments                      (1,791,305)         (764,044)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                         (1,198,848)       (1,436,685)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (2,909,811)       (2,027,590)
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                        --           (17,734)
      Class B                                                        --            (1,106)
      Class C                                                        --              (239)
      Class I                                                        --           (29,890)
      Class R5                                                       --               (29)
   Net realized gain
      Class A                                                        --           (11,016)
      Class B                                                        --              (800)
      Class C                                                        --              (235)
      Class I                                                        --           (17,027)
      Class R5                                                       --               (17)
   Tax return of capital
      Class A                                                   (28,424)               --
      Class B                                                      (880)               --
      Class C                                                      (331)               --
      Class I                                                   (17,286)               --
      Class R5                                                      (17)               --
-----------------------------------------------------------------------------------------
Total distributions                                             (46,938)          (78,093)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 42 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008

                                                            RIVERSOURCE       RIVERSOURCE
                                                              120/20            130/30
                                                         CONTRARIAN EQUITY    U.S. EQUITY
                                                               FUND              FUND
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           $40,794,389       $11,788,998
   Class B shares                                             2,535,830           868,299
   Class C shares                                               773,412           325,015
Reinvestment of distributions at net asset value
   Class A shares                                                28,066            28,400
   Class B shares                                                   832             1,865
   Class C shares                                                   310               440
Payments for redemptions
   Class A shares                                            (3,017,042)       (1,306,227)
   Class B shares                                               (91,781)          (60,468)
   Class C shares                                               (20,742)               --
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                              41,003,274        11,646,322
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      38,046,525         9,540,639
Net assets at beginning of period                             9,915,857(a)      9,839,637(b)
-----------------------------------------------------------------------------------------
Net assets at end of period                                 $47,962,382       $19,380,276
=========================================================================================
Undistributed net investment income                         $   342,370       $   134,994
-----------------------------------------------------------------------------------------

*    When shares became publicly available.

(a) Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $84,143 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

(b) Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $160,363 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund (the Funds) are a series of RiverSource Series Trust and each is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Trustees (the Board). On Oct. 11, 2007, RiverSource Investments, LLC (the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 (500 shares for Class A, 500 shares for Class B, 500 shares for Class C, 498,000 shares for Class I and 500 shares for Class R5) in each Fund, which represented the initial capital for each class at $20 per share. Shares of each Fund were first offered to the public on Oct. 18, 2007.

The primary investments of each Fund are as follows:

RiverSource 120/20 Contrarian Equity Fund invests at least 80% of the Fund's net assets in equity securities. The Investment Manager will hold long and short positions.

RiverSource 130/30 U.S. Equity Fund invests at least 80% of the Fund's net assets in equity securities of U.S. companies. The Investment Manager will hold long and short positions in both growth and value companies.

Each Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, the Investment Manager owned 100% of Class I and Class R5 shares of RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund.

At April 30, 2008, the Investment Manager owned approximately 44% of the total outstanding Fund shares for RiverSource 130/30 U.S. Equity Fund.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized

--------------------------------------------------------------------------------

 44 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  45

ILLIQUID SECURITIES

At April 30, 2008, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2008 was $633,092 representing 3.27% of net assets for RiverSource 130/30 U.S. Equity Fund. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES SOLD SHORT

The Funds may enter into short sales of securities that they concurrently hold or for which they hold no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities equivalent to those borrowed for the short sale at the lender's demand. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted on the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short.

Each Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown on the Statements of Operations.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The

--------------------------------------------------------------------------------

 46 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the period then ended, the Funds had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires. At April 30, 2008, RiverSource 120/20 Contrarian Equity Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT 47 using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations. At April 30, 2008, the Funds had no outstanding forward foreign currency contracts.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Funds may enter into swap agreements to gain exposure to the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Funds to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement. At April 30, 2008, RiverSource 130/30 U.S. Equity Fund had no outstanding total return equity swap contracts.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------

 48 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

Each Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of certain dividends on securities sold short, futures contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to paid-in capital by the following:

                                                 RIVERSOURCE       RIVERSOURCE
                                              120/20 CONTRARIAN    130/30 U.S.
                                                 EQUITY FUND       EQUITY FUND
------------------------------------------------------------------------------
Accumulated net realized gain (loss)              $368,206           $(1,752)
Undistributed net investment income                255,638             4,251
------------------------------------------------------------------------------
Additional paid-in capital reduction
(increase)                                        $623,844            $2,499
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  49

The tax character of distributions paid for the period indicated is as follows:

FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008
-----------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................    $    --
      Long-term capital gain................................         --
      Tax return of capital.................................     28,424
CLASS B
Distributions paid from:
      Ordinary income.......................................         --
      Long-term capital gain................................         --
      Tax return of capital.................................        880
CLASS C
Distributions paid from:
      Ordinary income.......................................         --
      Long-term capital gain................................         --
      Tax return of capital.................................        331
CLASS I
Distributions paid from:
      Ordinary income.......................................         --
      Long-term capital gain................................         --
      Tax return of capital.................................     17,286
CLASS R5
Distributions paid from:
      Ordinary income.......................................         --
      Long-term capital gain................................         --
      Tax return of capital.................................         17
RiverSource 130/30 U.S. Equity Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................     23,601
      Long-term capital gain................................      5,149
CLASS B
Distributions paid from:
      Ordinary income.......................................      1,532
      Long-term capital gain................................        374
CLASS C
Distributions paid from:
      Ordinary income.......................................        364
      Long-term capital gain................................        110

--------------------------------------------------------------------------------

 50 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008
-----------------------------------------------------------------------
CLASS I
Distributions paid from:
      Ordinary income.......................................    $38,959
      Long-term capital gain................................      7,958
CLASS R5
Distributions paid from:
      Ordinary income.......................................         38
      Long-term capital gain................................          8

 *   When shares became publicly available.

At April 30, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

                         UNDISTRIBUTED    UNDISTRIBUTED     ACCUMULATED      UNREALIZED
                           ORDINARY        ACCUMULATED       REALIZED       APPRECIATION
FUND                        INCOME        LONG-TERM GAIN       LOSS        (DEPRECIATION)
-----------------------------------------------------------------------------------------
RiverSource 120/20
 Contrarian Equity
 Fund                           $--            $--          $(1,239,657)    $(1,130,453)
RiverSource 130/30
  U.S. Equity Fund          132,218              5            (349,118)      (2,046,652)

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about an a fund's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. The application of SFAS 157 will be effective for each Fund's fiscal year beginning May 1, 2008. The adoption of

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  51

SFAS 157 is not anticipated to have a material impact on each Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.95% to 0.89% annually as each Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the performance of one Class A share of each Fund and the change in the Russell 3000(R) Index for RiverSource 120/20 Contrarian Equity Fund and the change in the Russell 1000(R) Index for RiverSource 130/30 U.S. Equity Fund. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Nov. 1, 2009 and cover the 24-month period beginning Nov. 1, 2007. The management fee for the period ended April 30, 2008 was 0.95% of each Fund's average daily net assets.

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.08% to 0.05% annually as each Fund's assets increase. The fee for the period ended April 30, 2008 was 0.08% of each Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Funds and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the period ended April 30, 2008, other expenses paid to this company were $8 and $26 for RiverSource

--------------------------------------------------------------------------------

 52 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund, respectively.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Funds also pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the period ended April 30, 2008 are as follows:

FUND                                             CLASS A     CLASS B    CLASS C
-------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund        $148,983     $320       $177
RiverSource 130/30 U.S. Equity Fund                29,276      496         --

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  53

For the period ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
-------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                     1.50%      2.25%      2.25%      1.20%       1.25%
RiverSource 130/30 U.S.
  Equity Fund                     2.09       2.84       2.83       1.75        1.81

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
-------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                    $6,432      $444       $126       $  --      $  --
RiverSource 130/30 U.S.
  Equity Fund                     2,197       181         75          --         --

Of these waived/reimbursed fees and expenses, the management fees at the Fund level were:

FUND                                                            AMOUNT
-----------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                       $73,976
RiverSource 130/30 U.S. Equity Fund                              81,271

Under an agreement which was effective until April 30, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment, would not exceed the following percentage of each Fund's average daily net assets:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
-------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                     1.50%      2.25%      2.25%      1.20%       1.25%
RiverSource 130/30 U.S.
  Equity Fund                     1.50       2.25       2.25       1.20        1.25

Effective May 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets until April 30, 2009, unless sooner terminated at the discretion of the Board:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
-------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                     1.50%      2.25%      2.25%      1.17%       1.22%
RiverSource 130/30 U.S.
  Equity Fund                     1.50       2.25       2.25       1.16        1.21

--------------------------------------------------------------------------------

 54 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

During the period ended April 30, 2008, the Fund's custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                        $64
RiverSource 130/30 U.S. Equity Fund                               30

3. SECURITIES TRANSACTIONS

For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                PURCHASES      PROCEEDS
----------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund          $46,323,676    $6,746,006
RiverSource 130/30 U.S. Equity Fund                 36,533,991    25,772,165

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from Oct. 18, 2007* to April 30, 2008 are as follows:

RiverSource 120/20 Contrarian Equity Fund

                                            ISSUED FOR
                                            REINVESTED                        NET
                                 SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                        2,273,668       1,546       (174,681)       2,100,533
Class B                          142,695          46        (5,402)          137,339
Class C                           43,486          17        (1,218)           42,285
-----------------------------------------------------------------------------------------

RiverSource 130/30 U.S. Equity Fund

                                            ISSUED FOR
                                            REINVESTED                        NET
                                 SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                          646,986       1,542       (75,189)          573,339
Class B                           47,841         101        (3,520)           44,422
Class C                           17,939          24            --            17,963
-----------------------------------------------------------------------------------------

* When shares became publicly available.

5. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT 55 funds and other institutional clients of RiverSource Investments. The cost of each Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated for each Fund for period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008, are as follows:

FUND                                               PURCHASES      PROCEEDS
----------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund         $27,909,519    $27,039,338
RiverSource 130/30 U.S. Equity Fund                10,859,088     10,021,077

6. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Funds had no borrowings during the period ended April 30, 2008.

7. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2007 and their fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2008, RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund had post-October losses of $1,239,657 and $349,118, respectively, that are treated for income tax purposes as occurring on May 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Funds until the respective capital loss carry-overs have been offset or expire.

8. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK

Each Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the

--------------------------------------------------------------------------------

 56 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the case proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT 57 with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 58 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

RiverSource 120/20 Contrarian Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                             2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .04
Net gains (losses) (both realized and unrealized)           (2.59)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.55)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.25
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $36
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                2.01%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            1.50%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                 .40%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.87%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  59

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                              (.03)
Net gains (losses) (both realized and unrealized)           (2.58)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.61)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.02)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.20
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $2
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                2.76%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            2.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                (.25%)(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (13.17%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 60 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                              (.03)
Net gains (losses) (both realized and unrealized)           (2.59)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.62)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.02)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.19
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $1
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                2.76%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            2.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                (.27%)(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (13.21%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  61

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .07
Net gains (losses) (both realized and unrealized)           (2.59)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.52)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.28
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $9
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.62%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            1.20%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                 .81%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.69%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 62 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .07
Net gains (losses) (both realized and unrealized)           (2.60)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.53)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.27
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.65%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            1.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                 .76%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.75%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  63

RiverSource 130/30 U.S. Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .20
Net gains (losses) (both realized and unrealized)           (2.73)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.53)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.06)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.06
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $10
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              3.15%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.09%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              2.56%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.50%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                2.15%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.89%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 64 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .13
Net gains (losses) (both realized and unrealized)           (2.73)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.60)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.05)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.08)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.00
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $1
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              3.92%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.84%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              3.34%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.44%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (13.24%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  65

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .14
Net gains (losses) (both realized and unrealized)           (2.74)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.60)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.04)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.07)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.01
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              3.90%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.83%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              3.32%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.49%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (13.24%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 66 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .19
Net gains (losses) (both realized and unrealized)           (2.70)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.51)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.06)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.08
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $9
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              2.66%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.75%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              2.10%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.20%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.96%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.77%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  67

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .18
Net gains (losses) (both realized and unrealized)           (2.69)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.51)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.06)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.08
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              2.71%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.81%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              2.15%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.90%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.78%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 68 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE SERIES TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiverSource 120/20 Contrarian Fund and RiverSource 130/30 U.S. Equity Fund (two of the portfolios constituting the RiverSource Series Trust) (the Funds) as of April 30, 2008, and the related statements of operations, changes in net assets, and financial highlights for the period from October 18, 2007 (when shares became publicly available) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  69

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Series Trust at April 30, 2008, the results of their operations, changes in their net assets, and the financial highlights for the period from October 18, 2007 (when shares became publicly available) to April 30, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
June 20, 2008

--------------------------------------------------------------------------------

 70 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource 120/20 Contrarian Equity Fund
Fiscal period ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.02930*

CLASS B

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.01870*

CLASS C

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.02129*

CLASS I

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.03471*

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  71

CLASS R5

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.03315*

* The entire distribution was a tax return of capital.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource 130/30 U.S. Equity Fund
Fiscal period ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............            100%
      Dividends Received Deduction for corporations.........            100%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.07325

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.01598
Total distributions.........................................        $0.08923

CLASS B

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............            100%
      Dividends Received Deduction for corporations.........            100%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.06547

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.01598
Total distributions.........................................        $0.08145

--------------------------------------------------------------------------------

 72 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............            100%
      Dividends Received Deduction for corporations.........            100%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.05302

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.01598
Total distributions.........................................        $0.06900

CLASS I

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............            100%
      Dividends Received Deduction for corporations.........            100%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.07823

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.01598
Total distributions.........................................        $0.09421

CLASS R5

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
      Qualified Dividend Income for individuals.............            100%
      Dividends Received Deduction for corporations.........            100%
      U.S. Government Obligations...........................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.07667

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.01598
Total distributions.........................................        $0.09265

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  73

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 101 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme     None
901 S. Marquette Ave.    since 2006         Court, 1998-2006; Attorney
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,            None
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners   None
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 53
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and   None
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 57                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant              None
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 73
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 69                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 74 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           None
901 S. Marquette Ave.    since 2004         Management, Inc. (private real
Minneapolis, MN 55402                       estate and asset management
Age 55                                      company)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer and          Idera
901 S. Marquette Ave.    since 2002         Director, RiboNovix, Inc. since      Pharmaceutical, Inc.
Minneapolis, MN 55402                       2003 (biotechnology); former         (biotechnology);
Age 64                                      President, Forester Biotech          Healthways, Inc.
                                                                                 (health management
                                                                                 programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management   None
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; Director, President, and
                                            Chief Executive Officer, Ameriprise
                                            Certificate Company since 2006;
                                            Chairman of the Board, Chief
                                            Executive Officer and President,
                                            RiverSource Distributors, Inc.
                                            since 2006; Senior Vice
                                            President -- Chief Investment
                                            Officer, Ameriprise Financial, Inc.
                                            and Chairman of the Board and Chief
                                            Investment Officer, RiverSource
                                            Investments, LLC, 2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  75

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Director and Senior Vice President, Asset
172 Ameriprise           2006               Management, Products and Marketing,
Financial Center                            RiverSource Investments, LLC since 2006;
Minneapolis, MN 55474                       Director and Vice President -- Asset
Age 42                                      Management, Products and Marketing,
                                            RiverSource Distributors, Inc. since 2006;
                                            Managing Director and Global Head of Product,
                                            Morgan Stanley Investment Management,
                                            2004-2006; President, Touchstone Investments,
                                            2002-2004
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 44                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 42                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Chief
Financial Center                            Financial Officer, RiverSource Distributors,
Minneapolis, MN 55474                       Inc. since 2006
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Chief Counsel, RiverSource Distributors,
Minneapolis, MN 55474    since 2006         Inc. since 2006; Vice President, General
Age 48                                      Counsel and Secretary, Ameriprise Certificate
                                            Company since 2005; Vice President -- Asset
                                            Management Compliance, Ameriprise Financial,
                                            Inc., 2004-2005; Senior Vice President and
                                            Chief Compliance Officer, USBancorp Asset
                                            Management, 2002-2004
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 47                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 76 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 44                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  77

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 78 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

     RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

     RIVERSOURCE 130/30 U.S. EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6519 A (6/08)

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

RETIREMENT PLUS(R) SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED APRIL 30, 2008


THIS ANNUAL REPORT DESCRIBES EIGHT FUNDS,
EACH OF WHICH INVESTS IN OTHER RIVERSOURCE
FUNDS. EACH FUND SEEKS TO PROVIDE HIGH
TOTAL RETURN THROUGH A COMBINATION OF
CURRENT INCOME AND CAPITAL APPRECIATION,
CONSISTENT WITH ITS CURRENT ASSET
ALLOCATION.

RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund

(This annual report includes a prospectus that describes in
detail each Fund's objective, investment strategy, risks,
sales charges, fees and other matters of interest. Please
read the prospectus carefully before you invest or send
money.)                                                                                    (ADVICE-BUILT(SM) SOLUTIONS LOGO)

              THIS PAGE LEFT BLANK INTENTIONALLY

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance
   RiverSource Retirement Plus 2010
     Fund...........................      2
   RiverSource Retirement Plus 2015
     Fund...........................      5
   RiverSource Retirement Plus 2020
     Fund...........................      8
   RiverSource Retirement Plus 2025
     Fund...........................     11
   RiverSource Retirement Plus 2030
     Fund...........................     14
   RiverSource Retirement Plus 2035
     Fund...........................     17
   RiverSource Retirement Plus 2040
     Fund...........................     20
   RiverSource Retirement Plus 2045
     Fund...........................     23
Manager Commentary..................     26
Investment Changes..................     29
The Fund's Long-term Performance
   RiverSource Retirement Plus 2010
     Fund...........................     38
   RiverSource Retirement Plus 2015
     Fund...........................     40
   RiverSource Retirement Plus 2020
     Fund...........................     42
   RiverSource Retirement Plus 2025
     Fund...........................     44
   RiverSource Retirement Plus 2030
     Fund...........................     46
   RiverSource Retirement Plus 2035
     Fund...........................     48
   RiverSource Retirement Plus 2040
     Fund...........................     50
   RiverSource Retirement Plus 2045
     Fund...........................     52
Fund Expenses Examples..............     54
Investments in Affiliated Funds.....     63
Financial Statements................     71
Notes to Financial Statements.......     81
Report of Independent Registered
   Public Accounting Firm...........    119
Federal Income Tax Information......    120
Board Members and Officers..........    128
Approval of Investment Management
   Services Agreement...............    130
Proxy Voting........................    131

            (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  1

YOUR FUND AT A GLANCE
-------------------------------------------------------------------------

RiverSource Retirement Plus 2010 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the period ended April 30, 2008, RiverSource Retirement Plus 2010 Fund's
  Class A Shares lost 3.29% (excluding sales charge). Its Blended 2010 Composite Index benchmark was up 0.86%.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, was up
  6.87% during the same period.

> The Russell 3000(R) Index, the Funds' domestic equity benchmark, decreased
  5.16% during the same period.

> The Morgan Stanley Capital International EAFE Index (MSCI Index), a component of the Blended 2010 Composite Index, fell 1.31% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2010 Composite Index, returned 3.90% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(A)
----------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund
  Class A (excluding sales charge)                                                  -3.29%       +6.66%
----------------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                                      -5.16%       +6.18%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (unmanaged)                                    +6.87%       +7.49%
----------------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                                         -1.31%      +11.59%
----------------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                              +3.90%       +4.45%
----------------------------------------------------------------------------------------------------------
Blended 2010 Composite Index (unmanaged)                                            +0.86%       +7.66%
----------------------------------------------------------------------------------------------------------

(a) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2010 Composite Index is from June 1, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2010 Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                           TOTAL FUND          NET FUND          NET FUND AND ACQUIRED FUND
                                                            EXPENSES         EXPENSES(A)        (UNDERLYING FUND) EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                      0.84%              0.39%                       1.04%
---------------------------------------------------------------------------------------------------------------------------------
Class R2                                                     1.18%              0.78%                       1.43%
---------------------------------------------------------------------------------------------------------------------------------
Class R3                                                     0.93%              0.53%                       1.18%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                     0.68%              0.28%                       0.93%
---------------------------------------------------------------------------------------------------------------------------------
Class R5                                                     0.42%              0.03%                       0.68%
---------------------------------------------------------------------------------------------------------------------------------
Class Y                                                      0.58%              0.18%                       0.83%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Net Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.05% for Class A; 1.44% for Class R2; 1.19% for Class R3; 0.94% for Class R4; 0.69% for Class R5; and 0.84% for Class Y.

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Retirement Plus 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                              SINCE
WITHOUT SALES CHARGE                                                              1 YEAR    INCEPTION
 Class A (inception 5/18/06)                                                       -3.29%     +6.66%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -3.35%     +1.45%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -3.11%     +1.69%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -2.86%     +1.93%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -2.87%     +1.97%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -3.11%     +6.87%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                       -8.89%     +3.46%
---------------------------------------------------------------------------------------------------------

AT MARCH 31, 2008

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)                                                       -4.51%     +4.35%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -4.76%     -2.08%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -4.52%     -1.84%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -4.28%     -1.60%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -4.29%     -1.55%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -4.33%     +4.56%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                       -9.98%     +1.08%
---------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2015 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the period ended April 30, 2008, RiverSource Retirement Plus 2015 Fund's
  Class A Shares declined 3.93% (excluding sales charge). Its Blended 2015 Composite Index benchmark declined 0.22%.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, was up
  6.87% during the same period.

> The Russell 3000(R) Index, the Fund's domestic equity benchmark, decreased
  5.16% during the same period.

> The Morgan Stanley Capital International EAFE Index (MSCI Index), a component of the Blended 2015 Composite Index, fell 1.31% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2015 Composite Index, returned 3.90% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(A)
--------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund
  Class A (excluding sales charge)                                                  -3.93%       +7.01%
--------------------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                                      -5.16%       +6.18%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (unmanaged)                                    +6.87%       +7.49%
--------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                                         -1.31%      +11.59%
--------------------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                              +3.90%       +4.45%
--------------------------------------------------------------------------------------------------------------
Blended 2015 Composite Index (unmanaged)                                            -0.22%       +7.69%
--------------------------------------------------------------------------------------------------------------

(a) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2015 Composite Index is from June 1, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Retirement Plus 2015 Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                           TOTAL FUND          NET FUND          NET FUND AND ACQUIRED FUND
                                                            EXPENSES         EXPENSES(A)        (UNDERLYING FUND) EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                      0.63%              0.39%                       1.07%
---------------------------------------------------------------------------------------------------------------------------------
Class R2                                                     1.04%              0.78%                       1.46%
---------------------------------------------------------------------------------------------------------------------------------
Class R3                                                     0.80%              0.53%                       1.21%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                     0.54%              0.28%                       0.96%
---------------------------------------------------------------------------------------------------------------------------------
Class R5                                                     0.29%              0.03%                       0.71%
---------------------------------------------------------------------------------------------------------------------------------
Class Y                                                      0.45%              0.18%                       0.86%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Net Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.08% for Class A; 1.47% for Class R2; 1.22% for Class R3; 0.97% for Class R4; 0.72% for Class R5; and 0.87% for Class Y.

--------------------------------------------------------------------------------

 6 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plan 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                              SINCE
WITHOUT SALES CHARGE                                                              1 YEAR    INCEPTION
 Class A (inception 5/18/06)                                                       -3.93%     +7.01%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -4.14%     +1.20%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -3.89%     +1.46%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -3.63%     +1.72%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -3.66%     +1.78%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -3.86%     +7.18%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                       -9.43%     +3.78%
---------------------------------------------------------------------------------------------------------

AT MARCH 31, 2008

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)                                                       -5.54%     +4.33%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -5.73%     -2.75%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -5.40%     -2.48%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -5.14%     -2.21%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -5.17%     -2.15%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -5.27%     +4.57%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -10.98%     +1.05%
---------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2020 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the period ended April 30, 2008, RiverSource Retirement Plus 2020 Fund's
  Class A Shares fell 4.58% (excluding sales charge). Its Blended 2020 Composite Index benchmark fell 1.31%.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, was up
  6.87% during the same period.

> The Russell 3000(R) Index, the Fund's domestic equity benchmark, decreased
  5.16% during the same period.

> The Morgan Stanley Capital International EAFE Index (MSCI Index), a component of the Blended 2020 Composite Index, fell 1.31% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2020 Composite Index, returned 3.90% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(A)
----------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund
  Class A (excluding sales charge)                                                  -4.58%       +7.08%
----------------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                                      -5.16%       +6.18%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (unmanaged)                                    +6.87%       +7.49%
----------------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                                         -1.31%      +11.59%
----------------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                              +3.90%       +4.45%
----------------------------------------------------------------------------------------------------------
Blended 2020 Composite Index (unmanaged)                                            -1.31%       +7.70%
----------------------------------------------------------------------------------------------------------

(a) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2020 Composite Index is from June 1, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

--------------------------------------------------------------------------------

 8 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2020 Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                           TOTAL FUND          NET FUND          NET FUND AND ACQUIRED FUND
                                                            EXPENSES         EXPENSES(A)        (UNDERLYING FUND) EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                      0.57%              0.39%                       1.11%
---------------------------------------------------------------------------------------------------------------------------------
Class R2                                                     0.98%              0.78%                       1.50%
---------------------------------------------------------------------------------------------------------------------------------
Class R3                                                     0.73%              0.53%                       1.25%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                     0.48%              0.28%                       1.00%
---------------------------------------------------------------------------------------------------------------------------------
Class R5                                                     0.22%              0.03%                       0.75%
---------------------------------------------------------------------------------------------------------------------------------
Class Y                                                      0.38%              0.18%                       0.90%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Net Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.11% for Class A; 1.50% for Class R2; 1.25% for Class R3; 1.00% for Class R4; 0.75% for Class R5; and 0.90% for Class Y.

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Retirement Plus 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                              SINCE
WITHOUT SALES CHARGE                                                              1 YEAR    INCEPTION
 Class A (inception 5/18/06)                                                       -4.58%     +7.08%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -4.65%     +1.10%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -4.40%     +1.36%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -4.14%     +1.63%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -4.17%     +1.68%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -4.28%     +7.38%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -10.10%     +3.90%
---------------------------------------------------------------------------------------------------------

AT MARCH 31, 2008

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)                                                       -6.09%     +4.25%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -6.25%     -3.13%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -6.00%     -2.86%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -5.75%     -2.59%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -5.69%     -2.53%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -5.88%     +4.51%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -11.50%     +1.02%
---------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2025 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the period ended April 30, 2008, RiverSource Retirement Plus 2025 Fund's
  Class A Shares decreased 4.93% (excluding sales charge). Its Blended 2025 Composite Index benchmark decreased 1.95%.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, was up
  6.87% during the same period.

> The Russell 3000(R) Index, the Fund's domestic equity benchmark, decreased
  5.16% during the same period.

> The Morgan Stanley Capital International EAFE Index (MSCI Index), a component of the Blended 2025 Composite Index, fell 1.31% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2025 Composite Index, returned 3.90% during the same period.

ANNUALIZED TOTAL RETURNS (for periods ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(A)
----------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund
  Class A (excluding sales charge)                                                  -4.93%       +6.78%
----------------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                                      -5.16%       +6.18%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (unmanaged)                                    +6.87%       +7.49%
----------------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                                         -1.31%      +11.59%
----------------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                              +3.90%       +4.45%
----------------------------------------------------------------------------------------------------------
Blended 2025 Composite Index (unmanaged)                                            -1.95%       +7.58%
----------------------------------------------------------------------------------------------------------

(a) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2025 Composite Index is from June 1, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Retirement Plus 2025 Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                           TOTAL FUND          NET FUND          NET FUND AND ACQUIRED FUND
                                                            EXPENSES         EXPENSES(A)        (UNDERLYING FUND) EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                      0.61%              0.39%                       1.12%
---------------------------------------------------------------------------------------------------------------------------------
Class R2                                                     0.97%              0.78%                       1.51%
---------------------------------------------------------------------------------------------------------------------------------
Class R3                                                     0.73%              0.53%                       1.26%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                     0.48%              0.28%                       1.01%
---------------------------------------------------------------------------------------------------------------------------------
Class R5                                                     0.23%              0.03%                       0.76%
---------------------------------------------------------------------------------------------------------------------------------
Class Y                                                      0.39%              0.18%                       0.91%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Net Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A; 1.51% for Class R2; 1.26% for Class R3; 1.01% for Class R4; 0.76% for Class R5; and 0.91% for Class Y.

--------------------------------------------------------------------------------

 12 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plan 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                              SINCE
WITHOUT SALES CHARGE                                                              1 YEAR    INCEPTION
 Class A (inception 5/18/06)                                                       -4.93%     +6.78%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -5.03%     +0.84%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -4.88%     +1.03%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -4.63%     +1.29%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -4.65%     +1.34%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -4.77%     +7.02%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -10.42%     +3.60%
---------------------------------------------------------------------------------------------------------

AT MARCH 31, 2008

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)                                                       -6.83%     +3.71%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -6.83%     -3.62%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -6.68%     -3.43%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -6.43%     -3.16%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -6.46%     -3.11%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -6.48%     +4.04%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -12.19%     +0.49%
---------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  13

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the period ended April 30, 2008, RiverSource Retirement Plus 2030 Fund's
  Class A Shares declined 4.91% (excluding sales charge). Its Blended 2030 Composite Index benchmark declined 1.95%.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, was up
  6.87% during the same period.

> The Russell 3000(R) Index, the Fund's domestic equity benchmark, decreased
  5.16% during the same period.

> The Morgan Stanley Capital International EAFE Index (MSCI Index), a component of the Blended 2030 Composite Index, fell 1.31% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2030 Composite Index, returned 3.90% during the same period.

ANNUALIZED TOTAL RETURNS (for periods ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(A)
----------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund
  Class A (excluding sales charge)                                                  -4.91%       +7.07%
----------------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                                      -5.16%       +6.18%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (unmanaged)                                    +6.87%       +7.49%
----------------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                                         -1.31%      +11.59%
----------------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                              +3.90%       +4.45%
----------------------------------------------------------------------------------------------------------
Blended 2030 Composite Index (unmanaged)                                            -1.95%       +7.58%
----------------------------------------------------------------------------------------------------------

(a) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2030 Composite Index is from June 1, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

--------------------------------------------------------------------------------

 14 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                           TOTAL FUND          NET FUND          NET FUND AND ACQUIRED FUND
                                                            EXPENSES         EXPENSES(A)        (UNDERLYING FUND) EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                      0.59%              0.39%                       1.12%
---------------------------------------------------------------------------------------------------------------------------------
Class R2                                                     1.00%              0.78%                       1.51%
---------------------------------------------------------------------------------------------------------------------------------
Class R3                                                     0.77%              0.53%                       1.26%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                     0.50%              0.28%                       1.01%
---------------------------------------------------------------------------------------------------------------------------------
Class R5                                                     0.24%              0.03%                       0.76%
---------------------------------------------------------------------------------------------------------------------------------
Class Y                                                      0.39%              0.18%                       0.91%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Net Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.13% for Class A; 1.52% for Class R2; 1.27% for Class R3; 1.02% for Class R4; 0.77% for Class R5; and 0.92% for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Retirement Plus 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                              SINCE
WITHOUT SALES CHARGE                                                              1 YEAR    INCEPTION
 Class A (inception 5/18/06)                                                       -4.91%    +7.07%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -5.01%    +0.85%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -4.74%    +1.12%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -4.50%    +1.37%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -4.53%    +1.42%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -4.73%    +7.29%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -10.38%    +3.89%
---------------------------------------------------------------------------------------------------------

AT MARCH 31, 2008

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)                                                       -6.70%    +4.04%
---------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -6.87%    -3.59%
---------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -6.60%    -3.30%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -6.29%    -3.05%
---------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -6.42%    -3.08%
---------------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -6.51%    +4.27%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -12.05%    +0.81%
---------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2035 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the period ended April 30, 2008, RiverSource Retirement Plus 2035 Fund's
  Class A Shares fell 4.93% (excluding sales charge). Its Blended 2035 Composite Index benchmark fell 1.95%

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, was up
  6.87% during the same period.

> The Russell 3000(R) Index, the Fund's domestic equity benchmark, decreased
  5.16% during the same period.

> The Morgan Stanley Capital International EAFE Index (MSCI Index), a component of the Blended 2035 Composite Index, fell 1.31% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2035 Composite Index, returned 3.90% during the same period.

ANNUALIZED TOTAL RETURNS (for periods ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(A)
--------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund
  Class A (excluding sales charge)                                                  -4.93%       +6.66%
--------------------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                                      -5.16%       +6.18%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (unmanaged)                                    +6.87%       +7.49%
--------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                                         -1.31%      +11.59%
--------------------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                              +3.90%       +4.45%
--------------------------------------------------------------------------------------------------------------
Blended 2035 Composite Index (unmanaged)                                            -1.95%       +7.58%
--------------------------------------------------------------------------------------------------------------

(a) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2035 Composite Index is from June 1, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher that the performance information shown. You may obtain performance information current to the recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  17

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Retirement Plus 2035 Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                           2035
                                                          -----------------------------------------------------------------------
                                                           TOTAL FUND          NET FUND          NET FUND AND ACQUIRED FUND
                                                            EXPENSES         EXPENSES(A)        (UNDERLYING FUND) EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                      0.78%              0.39%                       1.12%
---------------------------------------------------------------------------------------------------------------------------------
Class R2                                                     1.11%              0.78%                       1.51%
---------------------------------------------------------------------------------------------------------------------------------
Class R3                                                     0.87%              0.53%                       1.26%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                     0.61%              0.28%                       1.01%
---------------------------------------------------------------------------------------------------------------------------------
Class R5                                                     0.35%              0.03%                       0.76%
---------------------------------------------------------------------------------------------------------------------------------
Class Y                                                      0.52%              0.18%                       0.91%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Net Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A; 1.51% for Class R2; 1.26% for Class R3; 1.01% for Class R4; 0.76% for Class R5; and 0.91% for Class Y.

--------------------------------------------------------------------------------

 18 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plan 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                              SINCE
WITHOUT SALES CHARGE                                                              1 YEAR    INCEPTION
 Class A (inception 5/18/06)                                                       -4.93%     +6.66%
-----------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -5.05%     +0.85%
-----------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -4.80%     +1.11%
-----------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -4.55%     +1.37%
-----------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -4.67%     +1.35%
-----------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -4.69%     +6.93%
-----------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -10.36%     +3.48%
-----------------------------------------------------------------------------------------------------

AT MARCH 31, 2008

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)                                                       -6.65%     +3.64%
-----------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -6.85%     -3.56%
-----------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -6.62%     -3.37%
-----------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -6.37%     -3.09%
-----------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -6.40%     -3.04%
-----------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -6.52%     +3.87%
-----------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -12.04%     +0.42%
-----------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  19

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2040 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the period ended April 30, 2008, RiverSource Retirement Plus 2040 Fund's
  Class A Shares lost 5.01% (excluding sales charge). Its Blended 2040 Composite Index benchmark lost 1.95%.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, was up
  6.87% during the same period.

> The Russell 3000(R) Index, the Fund's domestic equity benchmark, decreased
  5.18% during the same period.

> The Morgan Stanley Capital International EAFE Index (MSCI Index), a component of the Blended 2040 Composite Index, fell 1.31% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2040 Composite Index, returned 3.90% during the same period.

ANNUALIZED TOTAL RETURNS (for periods ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(A)
----------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund
  Class A (excluding sales charge)                                                  -5.01%       +6.93%
----------------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                                      -5.16%       +6.18%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (unmanaged)                                    +6.87%       +7.49%
----------------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                                         -1.31%      +11.59%
----------------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                              +3.90%       +4.45%
----------------------------------------------------------------------------------------------------------
Blended 2040 Composite Index (unmanaged)                                            -1.95%       +7.58%
----------------------------------------------------------------------------------------------------------

(a) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2040 Composite Index is from June 1, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

--------------------------------------------------------------------------------

 20 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2040 Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                           TOTAL FUND          NET FUND          NET FUND AND ACQUIRED FUND
                                                            EXPENSES         EXPENSES(A)        (UNDERLYING FUND) EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                      0.93%              0.39%                       1.12%
---------------------------------------------------------------------------------------------------------------------------------
Class R2                                                     1.09%              0.78%                       1.51%
---------------------------------------------------------------------------------------------------------------------------------
Class R3                                                     0.85%              0.53%                       1.26%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                     0.59%              0.28%                       1.01%
---------------------------------------------------------------------------------------------------------------------------------
Class R5                                                     0.34%              0.03%                       0.76%
---------------------------------------------------------------------------------------------------------------------------------
Class Y                                                      0.46%              0.18%                       0.91%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Net Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A; 1.51% for Class R2; 1.26% for Class R3; 1.01% for Class R4; 0.76% for Class R5; and 0.91% for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  21

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Retirement Plus 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                              SINCE
WITHOUT SALES CHARGE                                                              1 YEAR    INCEPTION
 Class A (inception 5/18/06)                                                       -5.01%     +6.93%
-----------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -5.01%     +0.83%
-----------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -4.76%     +1.09%
-----------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -4.51%     +1.36%
-----------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -4.63%     +1.33%
-----------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -4.74%     +7.22%
-----------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -10.49%     +3.75%
-----------------------------------------------------------------------------------------------------

AT MARCH 31, 2008

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)                                                       -6.71%     +3.95%
-----------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -6.78%     -3.54%
-----------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -6.63%     -3.35%
-----------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -6.38%     -3.07%
-----------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -6.32%     -3.02%
-----------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -6.53%     +4.19%
-----------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -12.07%     +0.72%
-----------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 22 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2045 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the period ended April 30, 2008, RiverSource Retirement Plus 2045 Fund's
  Class A Shares declined 4.93% (excluding sales charge). Its Blended 2045 Composite Index benchmark declined 1.95%.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, was up
  6.87% during the same period.

> The Russell 3000(R) Index, the Fund's domestic equity benchmark, decreased
  5.16% during the same period.

> The Morgan Stanley Capital International EAFE Index (MSCI Index), a component of the Blended 2045 Composite Index, fell 1.31% during the same period.

> The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended
  2045 Composite Index, returned 3.90% during the same period.

ANNUALIZED TOTAL RETURNS (for periods ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(A)
----------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund
  Class A (excluding sales charge)                                                  -4.93%       +6.82%
----------------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                                      -5.16%       +6.18%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (unmanaged)                                    +6.87%       +7.49%
----------------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                                         -1.31%      +11.59%
----------------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                              +3.90%       +4.45%
----------------------------------------------------------------------------------------------------------
Blended 2045 Composite Index (unmanaged)                                            -1.95%       +7.58%
----------------------------------------------------------------------------------------------------------

(a) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2045 Composite Index is from June 1, 2006.

(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  23

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Retirement Plus 2045 Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                           TOTAL FUND          NET FUND          NET FUND AND ACQUIRED FUND
                                                            EXPENSES         EXPENSES(A)        (UNDERLYING FUND) EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                      1.37%              0.39%                       1.12%
---------------------------------------------------------------------------------------------------------------------------------
Class R2                                                     1.51%              0.78%                       1.51%
---------------------------------------------------------------------------------------------------------------------------------
Class R3                                                     1.27%              0.53%                       1.26%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                     1.01%              0.28%                       1.01%
---------------------------------------------------------------------------------------------------------------------------------
Class R5                                                     0.75%              0.03%                       0.76%
---------------------------------------------------------------------------------------------------------------------------------
Class Y                                                      0.95%              0.18%                       0.91%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April, 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5; and 0.18% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Net Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A; 1.51% for Class R2; 1.26% for Class R3; 1.01% for Class R4; 0.76% for Class R5; and 0.91% for Class Y.

--------------------------------------------------------------------------------

 24 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plan 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                              SINCE
WITHOUT SALES CHARGE                                                              1 YEAR    INCEPTION
 Class A (inception 5/18/06)                                                       -4.93%     +6.82%
-----------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -4.93%     +0.89%
-----------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -4.78%     +1.08%
-----------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -4.52%     +1.34%
-----------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -4.55%     +1.39%
-----------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -4.72%     +7.07%
-----------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -10.42%     +3.64%
-----------------------------------------------------------------------------------------------------

AT MARCH 31, 2008

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)                                                       -6.65%     +3.82%
-----------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)                                                     -6.82%     -3.58%
-----------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)                                                     -6.68%     -3.39%
-----------------------------------------------------------------------------------------------------
 Class R4 (inception 12/11/06)                                                     -6.43%     -3.12%
-----------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)                                                     -6.37%     -3.07%
-----------------------------------------------------------------------------------------------------
 Class Y (inception 5/18/06)                                                       -6.54%     +4.02%
-----------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)                                                      -12.02%     +0.59%
-----------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  25

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,
The annual period ended April 30, 2008 was a challenging one for all eight RiverSource Retirement Plus(R) Series Funds. They were hurt most during the annual period by asset allocation. The two tactical asset allocation models we use - momentum and mean reversion - both underperformed the Funds' respective benchmarks. In evaluating momentum, the quantitative model we use seeks to identify asset classes expected to have improving investor sentiment over the next six to nine months. The mean reversion model we use looks at the performance of asset classes over the last several years and compares that performance with historical averages. The model increases exposure to asset classes that have underperformed their historical averages and decreases exposure to those that have outperformed their average. The idea is that asset class returns tend to revert to their long-term averages over time.

In each of the Funds, a significant exposure to equities versus fixed income detracted from performance most, as bonds significantly outperformed stocks during the period. Within equities, significant allocations to the Funds' underlying U.S. large-cap equity mutual fund investments hurt most, though this was partially offset by the positive effects of having only a modest position in U.S. small- and mid-cap stocks and having more material exposure to emerging market equities and international equities. Emerging market equities as an asset class actually produced strong double digit returns for the annual period, and international equities declined, but less so than U.S. equities. The only exceptions were the more conservatively oriented RiverSource Retirement Plus 2010 Fund and RiverSource Retirement Plus 2015 Fund, where asset allocations set by the investment manager led to more modest exposure to international equities.

Within fixed income, having only a modest allocation to U.S. core bonds detracted from performance. So, too, did having exposure to high yield bonds and emerging market bonds, as these asset classes underperformed the Lehman Brothers Aggregate Index for the period. At the same time, however, having an allocation to global bonds helped each of the Funds' performance. The more conservatively oriented funds in the RiverSource Retirement Plus Series also benefited from a sizable position in cash equivalents during the period.

Security selection was mixed during the period. Each of the Funds' underlying equity funds utilizes quantitative investment models in selecting stocks. During the reporting period, the momentum and quality models in the Funds' underlying U.S. large-cap equity mutual fund, RiverSource Disciplined Equity Fund, performed strongly. This performance more than offset the lagging performance by the value model. In the underlying international equity mutual fund, RiverSource Disciplined International Equity Fund, the story was similar - the momentum and quality-adjusted value models each outperformed the Morgan Stanley Capital International EAFE Index (MSCI Index) and together more than made up for the poor performance of the value model. In the underlying U.S. small- and mid-cap equity mutual fund, RiverSource Disciplined Small and Mid Cap Equity Fund, the momentum model performed well, but not enough to offset the underperformance of the value model. We continue to believe the style diversification provided by the very different quantitative models is a significant investment advantage.

Securities in underlying fixed income funds are chosen by sector teams specializing in individual sectors, such as liquid assets, structured assets, investment grade corporate bonds, high yield

--------------------------------------------------------------------------------

 26 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

In each of the Funds, a significant exposure to equities versus fixed income detracted from performance most, as bonds significantly outperformed stocks during the period.

corporate bonds and global bonds. During the annual period, RiverSource Cash Management Fund posted strong results, but each of the other underlying fixed income funds lagged.

CHANGES TO THE FUNDS' PORTFOLIOS
Based on the shifting preferences of our tactical asset allocation models, we varied the Funds' emphasis on U.S. large-cap equities and on U.S. small- and mid-cap equities during the period, though there was little change in allocation to these asset classes from the start to the end of the twelve-month period. In August 2007, the Funds' underlying small- and mid-cap equity mutual fund, RiverSource Disciplined Small and Mid Cap Equity Fund, eliminated the use of the quality-adjusted value model. The manager of that fund determined the model would not be able to manage the extremely volatile market conditions caused by subprime mortgage market upheaval, surging oil prices, credit market troubles and recessionary fears. The underlying mutual fund's weighting allotted to the value model correspondingly increased, and the momentum model continued to be used.

Within fixed income, we increased the Funds' allocation to cash throughout the period, based on the preferences of our mean reversion and momentum models. We also increased the Funds' position in global bonds and decreased exposure to U.S. high yield bonds. In March 2008, we deployed some of the Funds' cash into new positions in Treasury Inflation-Protected Securities (TIPS) and in alternative investment strategies through investments in RiverSource Inflation Protected Securities Fund and RiverSource Absolute Return Currency and Income Fund, respectively.

OUR FUTURE STRATEGY
We believe our consistent use of multiple investment disciplines serves the Funds well over the long term, and the diversified portfolios are well positioned for most market conditions. As of the end of April, our momentum asset allocation model favored emerging market debt, global bonds and TIPS over U.S. large-cap equities, U.S. small- and mid-cap equities and international equities. The Funds' mean reversion asset allocation model favored U.S. large-cap equities, U.S. small- and mid-cap equities and cash over emerging markets equities, emerging markets bonds and global bonds. The differences between the preferences of the two tactical asset allocation models serves to put constraints on the Funds' exposures to the various asset classes versus their respective benchmarks for the near term.

Asset allocation does not assure a profit or protect against loss.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  27

MANAGER COMMENTARY (continued) -------------------------------------------------

We believe that the combination of our asset allocation models, stock selection models and specialized fixed income sector teams should help us deliver value relative to each Fund's blended composite index benchmark over extended periods of time. Employing style diversification, in our opinion, remains a critical advantage to the Funds. We are equally convinced of the merit of our multifaceted, disciplined approach to controlling risk in the portfolios. Not only are portfolios rebalanced monthly, but our proprietary portfolio optimization system seeks to maximize returns, manage portfolio risk across multiple factors and minimize implementation costs.


(PHOTO - DIMITRIS BERTSIMAS)            (PHOTO - COLIN LUNDGREN)             (PHOTO - EROL SONDEREGGER)
  Dimitris Bertsimas, Ph.D.              Colin Lundgren, CFA(R)               Erol Sonderegger, CFA(R)
  Senior Portfolio Manager              Senior Portfolio Manager                  Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 28 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

INVESTMENT CHANGES ----------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Fund holdings at April 30, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       10.0%                                10.5%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             0.2%                                 2.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       5.5%                                 0.2%
--------------------------------------------------------------------------------------------------------
                                                    5.7%                                 2.3%
--------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  9.9%                                 9.0%
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   3.9%                                 7.4%
--------------------------------------------------------------------------------------------------------
                                                   13.8%                                16.4%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.9%                                 2.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                            53.8%                                56.7%
--------------------------------------------------------------------------------------------------------
                                                   54.7%                                59.1%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   7.9%                                11.7%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         5.0%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.9%                                  --%
--------------------------------------------------------------------------------------------------------
                                                    7.9%                                  --%
--------------------------------------------------------------------------------------------------------
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION ----------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 Equity Funds(1)                                   64.7%
-------------------------------------------------------------------
 Fixed Income Funds(2)                             19.5%
-------------------------------------------------------------------
 Cash Equivalents, TIPS and
   Alternative Investments(3)                      15.8%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 53.8%, International 10.0% and U.S. Small Mid Cap 0.9%.
(2)  Includes Investment Grade 9.9%, Global Bond 5.7% and High Yield 3.9%.
(3) Includes Money Market 7.9%, Alternative Investments 5.0% and Inflation Protected Securities 2.9%.

TOP FIVE HOLDINGS ---------------------------------------------------------- (at
April 30, 2008; % of portfolio assets)

 RiverSource Disciplined Equity
   Fund                                            53.8%
-------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       10.0%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  9.9%
-------------------------------------------------------------------
 RiverSource Cash Management Fund                   7.9%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       5.5%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  29

INVESTMENT CHANGES (continued) ----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Fund holdings at April 30, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       14.0%                                13.7%
--------------------------------------------------------------------------------------------------------

INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             0.2%                                 1.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       4.3%                                 0.2%
--------------------------------------------------------------------------------------------------------
                                                    4.5%                                 1.4%
--------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  8.0%                                 7.3%
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   2.1%                                 5.6%
--------------------------------------------------------------------------------------------------------
                                                   10.1%                                12.9%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.9%                                 4.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                            60.0%                                61.9%
--------------------------------------------------------------------------------------------------------
                                                   60.9%                                65.9%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   4.2%                                 6.1%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         4.2%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.1%                                  --%
--------------------------------------------------------------------------------------------------------
                                                    6.3%                                  --%
--------------------------------------------------------------------------------------------------------
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 Equity Funds(1)                                   74.9%
-------------------------------------------------------------------
 Fixed Income Funds(2)                             14.6%
-------------------------------------------------------------------
 Cash Equivalents, TIPS and
   Alternative Investments(3)                      10.5%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 60.0%, International 14.0% and U.S. Small Mid Cap 0.9%.
(2)  Includes Investment Grade 8.0%, Global Bond 4.5% and High Yield 2.1%.
(3) Includes Money Market 4.2%, Alternative Investments 4.2% and Inflation Protected Securities 2.1%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 RiverSource Disciplined Equity
   Fund                                            60.0%
-------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       14.0%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  8.0%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       4.3%
-------------------------------------------------------------------
 RiverSource Cash Management Fund                   4.2%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 30 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Fund holdings at April 30, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       19.4%                                19.0%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             0.6%                                 1.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.9%                                 0.1%
--------------------------------------------------------------------------------------------------------
                                                    4.5%                                 1.8%
--------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  6.0%                                 4.7%
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   0.1%                                 1.5%
--------------------------------------------------------------------------------------------------------
                                                    6.1%                                 6.2%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.2%                                 5.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                            61.3%                                64.7%
--------------------------------------------------------------------------------------------------------
                                                   63.5%                                70.4%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   1.8%                                 2.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         1.8%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.9%                                  --%
--------------------------------------------------------------------------------------------------------
                                                    4.7%                                  --%
--------------------------------------------------------------------------------------------------------
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 Equity Funds(1)                                   82.9%
-------------------------------------------------------------------
 Fixed Income Funds(2)                             10.6%
-------------------------------------------------------------------
 Cash Equivalents, TIPS and
   Alternative Investments(3)                       6.5%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 61.3%, International 19.4% and U.S. Small Mid Cap 2.2%.
(2)  Includes Investment Grade 6.0%, Global Bond 4.5% and High Yield 0.1%.
(3) Includes Money Market 1.8%, Inflation Protected Securities 2.9% and Alternative Investments 1.8%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 RiverSource Disciplined Equity
   Fund                                            61.3%
-------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       19.4%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  6.0%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.9%
-------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.9%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  31

INVESTMENT CHANGES (continued) ----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Fund holdings at April 30, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                       21.3%                                22.0%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 1.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%                                 0.1%
--------------------------------------------------------------------------------------------------------
                                                    3.7%                                 1.3%
--------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.7%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   0.1%                                 0.4%
--------------------------------------------------------------------------------------------------------
                                                    2.8%                                 2.0%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.8%                                 6.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                            63.7%                                67.0%
--------------------------------------------------------------------------------------------------------
                                                   66.5%                                73.1%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   1.5%                                 1.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         1.5%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.7%                                  --%
--------------------------------------------------------------------------------------------------------
                                                    4.2%                                  --%
--------------------------------------------------------------------------------------------------------
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 Equity Funds(1)                                   87.8%
-------------------------------------------------------------------
 Fixed Income Funds(2)                              6.5%
-------------------------------------------------------------------
 Cash Equivalents, TIPS and
   Alternative Investments(3)                       5.7%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 63.7%, International 21.3% and U.S. Small Mid Cap 2.8%.
(2)  Includes Global Bond 3.7%, Investment Grade 2.7% and High Yield 0.1%.
(3) Includes Money Market 1.5%, Inflation Protected Securities 2.7% and Alternative Investments 1.5%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 RiverSource Disciplined Equity
   Fund                                            63.7%
-------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       21.3%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%
-------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.8%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.7%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 32 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Fund holdings at April 30, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       21.9%                                22.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 1.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%                                 0.1%
--------------------------------------------------------------------------------------------------------
                                                    3.7%                                 1.3%
--------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.8%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   0.1%                                 0.4%
--------------------------------------------------------------------------------------------------------
                                                    2.9%                                 2.0%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.8%                                 6.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                            63.0%                                66.4%
--------------------------------------------------------------------------------------------------------
                                                   65.8%                                72.5%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   1.5%                                 1.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         1.5%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.7%                                  --%
--------------------------------------------------------------------------------------------------------
                                                    4.2%                                  --%
--------------------------------------------------------------------------------------------------------
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 Equity Funds(1)                                   87.7%
-------------------------------------------------------------------
 Fixed Income Funds(2)                              6.6%
-------------------------------------------------------------------
 Cash Equivalents, TIPS and
   Alternative Investments(3)                       5.7%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 63.0%, International 21.9% and U.S. Small Mid Cap 2.8%.
(2)  Includes Global Bond 3.7%, Investment Grade 2.8% and High Yield 0.1%.
(3) Includes Money Market 1.5%, Inflation Protected Securities 2.7% and Alternative Investments 1.5%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 RiverSource Disciplined Equity
   Fund                                            63.0%
-------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       21.9%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%
-------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.8%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.8%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  33

INVESTMENT CHANGES (continued) ----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Fund holdings at April 30, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       21.6%                                22.3%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 1.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%                                 0.1%
--------------------------------------------------------------------------------------------------------
                                                    3.7%                                 1.3%
--------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.7%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   0.1%                                 0.4%
--------------------------------------------------------------------------------------------------------
                                                    2.8%                                 2.0%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.9%                                 6.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                            63.3%                                66.7%
--------------------------------------------------------------------------------------------------------
                                                   66.2%                                72.8%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   1.5%                                 1.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         1.5%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.7%                                  --%
--------------------------------------------------------------------------------------------------------
                                                    4.2%                                  --%
--------------------------------------------------------------------------------------------------------
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 Equity Funds(1)                                   87.8%
-------------------------------------------------------------------
 Fixed Income Funds(2)                              6.5%
-------------------------------------------------------------------
 Cash Equivalents, TIPS and
   Alternative Investments(3)                       5.7%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 63.3%, International 21.6% and U.S. Small Mid Cap 2.9%.
(2)  Includes Global Bond 3.7%, Investment Grade 2.7% and High Yield 0.1%.
(3) Includes Money Market 1.5%, Inflation Protected Securities 2.7% and Alternative Investments 1.5%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 RiverSource Disciplined Equity
   Fund                                            63.0%
-------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       21.6%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%
-------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.9%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.7%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 34 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Fund holdings at April 30, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       21.4%                                22.2%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 1.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%                                 0.1%
--------------------------------------------------------------------------------------------------------
                                                    3.7%                                 1.3%
--------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.9%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   0.1%                                 0.4%
--------------------------------------------------------------------------------------------------------
                                                    3.0%                                 2.0%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.8%                                 6.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                            63.2%                                66.8%
--------------------------------------------------------------------------------------------------------
                                                   66.0%                                72.9%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   1.6%                                 1.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         1.6%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.7%                                  --%
--------------------------------------------------------------------------------------------------------
                                                    4.3%                                  --%
--------------------------------------------------------------------------------------------------------
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 Equity Funds(1)                                   87.4%
-------------------------------------------------------------------
 Fixed Income Funds(2)                              6.7%
-------------------------------------------------------------------
 Cash Equivalents, TIPS and
   Alternative Investments(3)                       5.9%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 63.2%, International 21.4% and U.S. Small Mid Cap 2.8%.
(2)  Includes Global Bond 3.7%, Investment Grade 2.9% and High Yield 0.1%.
(3) Includes Money Market 1.6%, Inflation Protected Securities 2.7% and Alternative Investments 1.6%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 RiverSource Disciplined Equity
   Fund                                            63.2%
-------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       21.4%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.9%
-------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.8%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  35

INVESTMENT CHANGES (continued) ----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Fund holdings at April 30, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       20.9%                                21.5%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 1.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%                                 0.1%
--------------------------------------------------------------------------------------------------------
                                                    3.7%                                 1.3%
--------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.8%                                 1.7%
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   0.1%                                 0.4%
--------------------------------------------------------------------------------------------------------
                                                    2.9%                                 2.1%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.9%                                 6.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                            63.9%                                67.4%
--------------------------------------------------------------------------------------------------------
                                                   66.8%                                73.5%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   1.5%                                 1.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         1.5%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  2.7%                                  --%
--------------------------------------------------------------------------------------------------------
                                                    4.2%                                  --%
--------------------------------------------------------------------------------------------------------
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 Equity Funds(1)                                   87.7%
-------------------------------------------------------------------
 Fixed Income Funds(2)                              6.6%
-------------------------------------------------------------------
 Cash Equivalents, TIPS and
   Alternative Investments(3)                       5.7%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 63.9%, International 20.9% and U.S. Small Mid Cap 2.9%.
(2)  Includes Global Bond 3.7%, Investment Grade 2.8% and High Yield 0.1%.
(3) Includes Money Market 1.5%, Inflation Protected Securities 2.7% and Alternative Investments 1.5%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2008; % of portfolio assets)

 RiverSource Disciplined Equity
   Fund                                            63.9%
-------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                       20.9%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       3.6%
-------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.9%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  2.8%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 36 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2010 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2010 Fund Class A shares (from 6/1/06 to 4/30/08)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2010 Composite Index, consisting of the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund date is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2010 Composite Index is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2008
RIVERSOURCE RETIREMENT PLUS 2010 FUND                      SINCE
(INCLUDES SALES CHARGE)                      1 YEAR     INCEPTION(6)
---------------------------------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000         $9,111      $10,690
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -8.89%       +3.46%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,484      $11,217
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -5.16%       +6.18%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,687      $11,487
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +6.87%       +7.49%
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $12,338
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%      +11.59%
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,390      $10,870
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +3.90%       +4.45%
---------------------------------------------------------------------------------------------------------------------------------
BLENDED 2010 COMPOSITE INDEX(5)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,086      $11,521
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +0.86%       +7.66%
---------------------------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 4.

--------------------------------------------------------------------------------

 38 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2010 FUND LINE GRAPH)

                        RETIREMENT PLUS
                       2010 FUND CLASS A                       LEHMAN                         CITIGROUP       BLENDED 2010
                        (INCLUDES SALES    RUSSELL 3000       BROTHERS        MSCI EAFE     3-MONTH U.S.       COMPOSITE
                            CHARGE)          INDEX(1)      AGGREGATE BOND     INDEX(3)      TREASURY BILL       INDEX(5)
                           ($10,690)        ($11,217)     INDEX(2)($11,487)   ($12,338)   INDEX(4)($10,870)    ($11,521)
                       -----------------   ------------   -----------------   ---------   -----------------   ------------
6/1/06...............       $9,425            $10,000          $10,000         $10,000          $10,000          $10,000

10/31/06.............       10,163            10,860           10,472          10,808           10,206           10,672

4/30/07..............       11,053            11,827           10,748          12,503           10,461           11,422

10/31/07.............       11,523            12,438           11,037          13,557           10,711           11,940

4/30/08..............       10,690            11,217           11,487          12,338           10,870           11,521

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2010 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2010 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2010 Composite Index is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  39

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2015 Fund Class A shares (from 6/1/06 to 4/30/08)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2015 Composite Index, consisting of the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2015 Composite Index is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2008
RIVERSOURCE RETIREMENT PLUS 2015 FUND                      SINCE
(INCLUDES SALES CHARGE)                      1 YEAR     INCEPTION(6)
---------------------------------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000         $9,057      $10,755
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -9.43%       +3.78%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,484      $11,217
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -5.16%       +6.18%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,687      $11,487
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +6.87%       +7.49%
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $12,338
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%      +11.59%
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,390      $10,870
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +3.90%       +4.45%
---------------------------------------------------------------------------------------------------------------------------------
BLENDED 2015 COMPOSITE INDEX(5)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,978      $11,526
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -0.22%       +7.69%
---------------------------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 7.

--------------------------------------------------------------------------------

 40 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2015 FUND LINE GRAPH)

                        RETIREMENT PLUS
                       2015 FUND CLASS A                       LEHMAN                         CITIGROUP       BLENDED 2015
                        (INCLUDES SALES    RUSSELL 3000       BROTHERS        MSCI EAFE     3-MONTH U.S.       COMPOSITE
                            CHARGE)          INDEX(1)      AGGREGATE BOND     INDEX(3)      TREASURY BILL       INDEX(5)
                           ($10,755)        ($11,217)     INDEX(2)($11,487)   ($12,338)   INDEX(4)($10,870)    ($11,526)
                       -----------------   ------------   -----------------   ---------   -----------------   ------------
6/1/06...............       $9,425            $10,000          $10,000         $10,000          $10,000          $10,000

10/31/06.............       10,230            10,860           10,472          10,808           10,206           10,713

4/30/07..............       11,196            11,827           10,748          12,503           10,461           11,552

10/31/07.............       11,734            12,438           11,037          13,557           10,711           12,113

4/30/08..............       10,755            11,217           11,487          12,338           10,870           11,526

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2015 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2015 Composite Index's return: domestic equity - Russell 3000 Index; international equity - MSCI EAFE Index; bonds - Lehman Aggregate Bond Index; and cash - Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.
(6) Fund data if from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2015 Composite Index is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  41

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2020 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2020 Fund Class A shares (from 6/1/06 to 4/30/08)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2020 Composite Index, consisting of the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2020 Composite Index is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2008
RIVERSOURCE RETIREMENT PLUS 2020 FUND                      SINCE
(INCLUDES SALES CHARGE)                      1 YEAR     INCEPTION(6)
---------------------------------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000         $8,990      $10,770
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return          -10.10%       +3.90%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,484      $11,217
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -5.16%       +6.18%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,687      $11,487
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +6.87%       +7.49%
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $12,338
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%      +11.59%
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,390      $10,870
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +3.90%       +4.45%
---------------------------------------------------------------------------------------------------------------------------------
BLENDED 2020 COMPOSITE INDEX(5)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $11,528
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%       +7.70%
---------------------------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 10.

--------------------------------------------------------------------------------

 42 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2020 FUND LINE GRAPH)

                        RETIREMENT PLUS
                       2020 FUND CLASS A                       LEHMAN                         CITIGROUP       BLENDED 2020
                        (INCLUDES SALES    RUSSELL 3000       BROTHERS        MSCI EAFE     3-MONTH U.S.       COMPOSITE
                            CHARGE)          INDEX(1)      AGGREGATE BOND     INDEX(3)      TREASURY BILL       INDEX(5)
                           ($10,770)        ($11,217)     INDEX(2)($11,487)   ($12,338)   INDEX(4)($10,870)    ($11,528)
                       -----------------   ------------   -----------------   ---------   -----------------   ------------
6/1/06...............       $9,425            $10,000          $10,000         $10,000          $10,000          $10,000

10/31/06.............       10,242            10,860           10,472          10,808           10,206           10,753

4/30/07..............       11,287            11,827           10,748          12,503           10,461           11,681

10/31/07.............       11,909            12,438           11,037          13,557           10,711           12,287

4/30/08..............       10,770            11,217           11,487          12,338           10,870           11,528

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2020 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2020 Composite Index's return: domestic equity - Russell 3000 Index; international equity - MSCI EAFE Index; bonds - Lehman Aggregate Bond Index; and cash - Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2020 Composite Index is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  43

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2025 Fund Class A shares (from 6/1/06 to 4/30/08)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2025 Composite Index, consisting of the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2025 Composite Index is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2008
RIVERSOURCE RETIREMENT PLUS 2025 FUND                      SINCE
(INCLUDES SALES CHARGE)                      1 YEAR     INCEPTION(6)
---------------------------------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000         $8,958      $10,711
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return          -10.42%       +3.60%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,484      $11,217
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -5.16%       +6.18%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,687      $11,487
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +6.87%       +7.49%
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $12,338
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%      +11.59%
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,390      $10,870
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +3.90%       +4.45%
---------------------------------------------------------------------------------------------------------------------------------
BLENDED 2025 COMPOSITE INDEX(5)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,805      $11,504
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.95%       +7.58%
---------------------------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 13.

--------------------------------------------------------------------------------

 44 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2025 FUND LINE GRAPH)

                        RETIREMENT PLUS
                       2025 FUND CLASS A                       LEHMAN                         CITIGROUP       BLENDED 2025
                        (INCLUDES SALES    RUSSELL 3000       BROTHERS        MSCI EAFE     3-MONTH U.S.       COMPOSITE
                            CHARGE)          INDEX(1)      AGGREGATE BOND     INDEX(3)      TREASURY BILL       INDEX(5)
                           ($10,711)        ($11,217)     INDEX(2)($11,487)   ($12,338)   INDEX(4)($10,870)    ($11,504)
                       -----------------   ------------   -----------------   ---------   -----------------   ------------
6/1/06...............       $9,425            $10,000          $10,000         $10,000          $10,000          $10,000

10/31/06.............       10,223            10,860           10,472          10,808           10,206           10,768

4/30/07..............       11,265            11,827           10,748          12,503           10,461           11,733

10/31/07.............       11,906            12,438           11,037          13,557           10,711           12,362

4/30/08..............       10,711            11,217           11,487          12,338           10,870           11,504

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2025 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2025 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2025 Composite Index is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  45

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2030 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2030 Fund Class A shares (from 6/1/06 to 4/30/08)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2030 Composite Index, consisting of the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2030 Composite Index is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2008
RIVERSOURCE RETIREMENT PLUS 2030 FUND                      SINCE
(INCLUDES SALES CHARGE)                      1 YEAR     INCEPTION(6)
---------------------------------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000         $8,962      $10,768
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return          -10.38%       +3.89%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,484      $11,217
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -5.16%       +6.18%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,687      $11,487
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +6.87%       +7.49%
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $12,338
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%      +11.59%
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,390      $10,870
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +3.90%       +4.45%
---------------------------------------------------------------------------------------------------------------------------------
BLENDED 2030 COMPOSITE INDEX(5)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,805      $11,504
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.95%       +7.58%
---------------------------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 16.

--------------------------------------------------------------------------------

 46 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2030 FUND LINE GRAPH)

                        RETIREMENT PLUS
                       2030 FUND CLASS A                       LEHMAN                         CITIGROUP       BLENDED 2030
                        (INCLUDES SALES    RUSSELL 3000       BROTHERS        MSCI EAFE     3-MONTH U.S.       COMPOSITE
                            CHARGE)          INDEX(1)      AGGREGATE BOND     INDEX(3)      TREASURY BILL       INDEX(5)
                           ($10,768)        ($11,217)     INDEX(2)($11,487)   ($12,338)   INDEX(4)($10,870)    ($11,504)
                       -----------------   ------------   -----------------   ---------   -----------------   ------------
6/1/06...............       $9,425            $10,000          $10,000         $10,000          $10,000          $10,000

10/31/06.............       10,263            10,860           10,472          10,808           10,206           10,768

4/30/07..............       11,324            11,827           10,748          12,503           10,461           11,733

10/31/07.............       11,975            12,438           11,037          13,557           10,711           12,362

4/30/08..............       10,768            11,217           11,487          12,338           10,870           11,504

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2030 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2030 Composite Index's return: domestic equity - Russell 3000 Index; international equity - MSCI EAFE Index; bonds - Lehman Aggregate Bond Index; and cash - Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2030 Composite Index is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  47

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2035 Fund Class A shares (from 6/1/06 to 4/30/08)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2035 Composite Index, consisting of the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2035 Composite Index is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2008
RIVERSOURCE RETIREMENT PLUS 2035 FUND                      SINCE
(INCLUDES SALES CHARGE)                      1 YEAR     INCEPTION(6)
---------------------------------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000         $8,964      $10,688
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return          -10.36%       +3.48%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,484      $11,217
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -5.16%       +6.18%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,687      $11,487
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +6.87%       +7.49%
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $12,338
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%      +11.59%
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,390      $10,870
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +3.90%       +4.45%
---------------------------------------------------------------------------------------------------------------------------------
BLENDED 2035 COMPOSITE INDEX(5)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,805      $11,504
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.95%       +7.58%
---------------------------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 19.

--------------------------------------------------------------------------------

 48 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2030 FUND LINE GRAPH)

                        RETIREMENT PLUS
                       2035 FUND CLASS A                       LEHMAN                         CITIGROUP       BLENDED 2035
                        (INCLUDES SALES    RUSSELL 3000       BROTHERS        MSCI EAFE     3-MONTH U.S.       COMPOSITE
                            CHARGE)          INDEX(1)      AGGREGATE BOND     INDEX(3)      TREASURY BILL       INDEX(5)
                           ($10,688)        ($11,217)     INDEX(2)($11,487)   ($12,338)   INDEX(4)($10,870)    ($11,504)
                       -----------------   ------------   -----------------   ---------   -----------------   ------------
6/1/06...............       $9,425            $10,000          $10,000         $10,000          $10,000          $10,000

10/31/06.............       10,194            10,860           10,472          10,808           10,206           10,768

4/30/07..............       11,241            11,827           10,748          12,503           10,461           11,733

10/31/07.............       11,882            12,438           11,037          13,557           10,711           12,362

4/30/08..............       10,688            11,217           11,487          12,338           10,870           11,504

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2035 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2035 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2035 Composite Index is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  49

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2040 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2040 Fund Class A shares (from 6/1/06 to 4/30/08)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2040 Composite Index, consisting of the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2040 Composite Index is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2008
RIVERSOURCE RETIREMENT PLUS 2040 FUND                      SINCE
(INCLUDES SALES CHARGE)                      1 YEAR     INCEPTION(6)
---------------------------------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000         $8,951      $10,741
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return          -10.49%       +3.75%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,484      $11,217
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -5.16%       +6.18%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,687      $11,487
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +6.87%       +7.49%
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $12,338
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%      +11.59%
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,390      $10,870
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +3.90%       +4.45%
---------------------------------------------------------------------------------------------------------------------------------
BLENDED 2040 COMPOSITE INDEX(5)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,805      $11,504
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.95%       +7.58%
---------------------------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 22.

--------------------------------------------------------------------------------

 50 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2040 FUND LINE GRAPH)

                        RETIREMENT PLUS
                       2040 FUND CLASS A                       LEHMAN                         CITIGROUP       BLENDED 2040
                        (INCLUDES SALES    RUSSELL 3000       BROTHERS        MSCI EAFE     3-MONTH U.S.       COMPOSITE
                            CHARGE)          INDEX(1)      AGGREGATE BOND     INDEX(3)      TREASURY BILL       INDEX(5)
                           ($10,741)        ($11,217)     INDEX(2)($11,487)   ($12,338)   INDEX(4)($10,870)    ($11,504)
                       -----------------   ------------   -----------------   ---------   -----------------   ------------
6/1/06...............       $9,425            $10,000          $10,000         $10,000          $10,000          $10,000

10/31/06.............       10,243            10,860           10,472          10,808           10,206           10,768

4/30/07..............       11,308            11,827           10,748          12,503           10,461           11,733

10/31/07.............       11,950            12,438           11,037          13,557           10,711           12,362

4/30/08..............       10,741            11,217           11,487          12,338           10,870           11,504

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2040 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2040 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2040 Composite Index is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  51

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2045 Fund Class A shares (from 6/1/06 to 4/30/08)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2045 Composite Index, consisting of the Russell 3000 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2045 Composite Index is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2008
RETIREMENT PLUS 2045 FUND                                  SINCE
(INCLUDES SALES CHARGE)                      1 YEAR     INCEPTION(6)
---------------------------------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000        $11,042      $10,720
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return          -10.42%       +3.64%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,484      $11,217
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -5.16%       +6.18%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,687      $11,487
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +6.87%       +7.49%
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,869      $12,338
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.31%      +11.59%
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000         $10,390      $10,870
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           +3.90%       +4.45%
---------------------------------------------------------------------------------------------------------------------------------
BLENDED 2045 COMPOSITE INDEX(5)
---------------------------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000          $9,805      $11,504
---------------------------------------------------------------------------------------------------------------------------------
        Average annual total return           -1.95%       +7.58%
---------------------------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 25.

--------------------------------------------------------------------------------

 52 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2045 FUND LINE GRAPH)

                        RETIREMENT PLUS
                       2045 FUND CLASS A                       LEHMAN                         CITIGROUP       BLENDED 2045
                        (INCLUDES SALES    RUSSELL 3000       BROTHERS        MSCI EAFE     3-MONTH U.S.       COMPOSITE
                            CHARGE)          INDEX(1)      AGGREGATE BOND     INDEX(3)      TREASURY BILL       INDEX(5)
                           ($10,720)        ($11,217)     INDEX(2)($11,487)   ($12,338)   INDEX(4)($10,870)    ($11,504)
                       -----------------   ------------   -----------------   ---------   -----------------   ------------
6/1/06...............       $9,425            $10,000          $10,000         $10,000          $10,000          $10,000

10/31/06.............       10,223            10,860           10,472          10,808           10,206           10,768

4/30/07..............       11,275            11,827           10,748          12,503           10,461           11,733

10/31/07.............       11,906            12,438           11,037          13,557           10,711           12,362

4/30/08..............       10,720            11,217           11,487          12,338           10,870           11,504

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2045 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2045 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-month U.S. Treasury Bill Index and Blended 2045 Composite Index is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  53

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds' expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 54 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2010 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2007         APRIL 30, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $927.70               $1.87                    $4.94
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.92               $1.96                    $5.18
---------------------------------------------------------------------------------------------------------------------------------
 Class R2
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $928.70               $3.74                    $6.81
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.98               $3.92                    $7.14
---------------------------------------------------------------------------------------------------------------------------------
 Class R3
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $929.90               $2.54                    $5.61
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.23               $2.66                    $5.88
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $931.10               $1.34                    $4.42
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.47               $1.41                    $4.63
---------------------------------------------------------------------------------------------------------------------------------
 Class R5
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $929.00               $0.14                    $3.21
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.71               $0.15                    $3.37
---------------------------------------------------------------------------------------------------------------------------------
 Class Y
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $928.20               $0.86                    $3.93
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.97               $0.91                    $4.13
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .39%                   .64%                  1.03%
-------------------------------------------------------------------------------------------------------------------------------
 Class R2                                                            .78%                   .64%                  1.42%
-------------------------------------------------------------------------------------------------------------------------------
 Class R3                                                            .53%                   .64%                  1.17%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                            .28%                   .64%                   .92%
-------------------------------------------------------------------------------------------------------------------------------
 Class R5                                                            .03%                   .64%                   .67%
-------------------------------------------------------------------------------------------------------------------------------
 Class Y                                                             .18%                   .64%                   .82%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.65% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2008, the actual expenses paid would have been $4.98 for Class A, $6.86 for Class R2, $5.66 for Class R3, $4.47 for Class R4, $3.26 for Class R5 and $3.98 for Class Y and the hypothetical expenses paid would have been $5.23 for Class A, $7.19 for Class R2, $5.93 for Class R3, $4.68 for Class R4, $3.42 for Class R5 and $4.18 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2008: -7.23% for Class A, -7.13% for Class R2, -7.01% for Class R3, -6.89% for Class R4, -7.10% for Class R5 and -7.18% for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  55

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Retirement Plus 2015 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2007         APRIL 30, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $916.60               $1.86                    $5.05
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.92               $1.96                    $5.33
---------------------------------------------------------------------------------------------------------------------------------
 Class R2
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $917.00               $3.72                    $6.91
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.98               $3.92                    $7.29
---------------------------------------------------------------------------------------------------------------------------------
 Class R3
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $918.70               $2.53                    $5.72
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.23               $2.66                    $6.03
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $919.50               $1.34                    $4.53
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.47               $1.41                    $4.78
---------------------------------------------------------------------------------------------------------------------------------
 Class R5
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $918.50               $0.14                    $3.34
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.71               $0.15                    $3.52
---------------------------------------------------------------------------------------------------------------------------------
 Class Y
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $917.40               $0.86                    $4.05
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.97               $0.91                    $4.28
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .39%                   .67%                  1.06%
-------------------------------------------------------------------------------------------------------------------------------
 Class R2                                                            .78%                   .67%                  1.45%
-------------------------------------------------------------------------------------------------------------------------------
 Class R3                                                            .53%                   .67%                  1.20%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                            .28%                   .67%                   .95%
-------------------------------------------------------------------------------------------------------------------------------
 Class R5                                                            .03%                   .67%                   .70%
-------------------------------------------------------------------------------------------------------------------------------
 Class Y                                                             .18%                   .67%                   .85%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2008, the actual expenses paid would have been $5.10 for Class A, $6.96 for Class R2, $5.77 for Class R3, $4.58 for Class R4, $3.39 for Class R5 and $4.10 for Class Y and the hypothetical expenses paid would have been $5.38 for Class A, $7.34 for Class R2, $6.08 for Class R3, $4.83 for Class R4, $3.57 for Class R5 and $4.33 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2008: -8.34% for Class A, -8.30% for Class R2, -8.13% for Class R3, -8.05% for Class R4, -8.15% for Class R5 and -8.26% for Class Y.

--------------------------------------------------------------------------------

 56 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2020 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2007         APRIL 30, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $904.40               $1.85                    $5.21
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.92               $1.96                    $5.53
---------------------------------------------------------------------------------------------------------------------------------
 Class R2
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $906.00               $3.70                    $7.06
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.98               $3.92                    $7.49
---------------------------------------------------------------------------------------------------------------------------------
 Class R3
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $906.90               $2.51                    $5.88
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.23               $2.66                    $6.23
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $908.60               $1.33                    $4.70
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.47               $1.41                    $4.98
---------------------------------------------------------------------------------------------------------------------------------
 Class R5
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $906.80               $0.14                    $3.51
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.71               $0.15                    $3.73
---------------------------------------------------------------------------------------------------------------------------------
 Class Y
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $905.80               $0.85                    $4.22
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.97               $0.91                    $4.48
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .39%                   .71%                  1.10%
-------------------------------------------------------------------------------------------------------------------------------
 Class R2                                                            .78%                   .71%                  1.49%
-------------------------------------------------------------------------------------------------------------------------------
 Class R3                                                            .53%                   .71%                  1.24%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                            .28%                   .71%                   .99%
-------------------------------------------------------------------------------------------------------------------------------
 Class R5                                                            .03%                   .71%                   .74%
-------------------------------------------------------------------------------------------------------------------------------
 Class Y                                                             .18%                   .71%                   .89%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.71% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended April 30, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended April 30, 2008: -9.56% for Class A, -9.40% for Class R2, -9.31% for Class R3, -9.14% for Class R4, -9.32% for Class R5 and -9.42% for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  57

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Retirement Plus 2025 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2007         APRIL 30, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $899.60               $1.84                    $5.24
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.92               $1.96                    $5.58
---------------------------------------------------------------------------------------------------------------------------------
 Class R2
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.90               $3.69                    $7.09
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.98               $3.92                    $7.54
---------------------------------------------------------------------------------------------------------------------------------
 Class R3
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.90               $2.50                    $5.91
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.23               $2.66                    $6.28
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $902.50               $1.32                    $4.73
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.47               $1.41                    $5.03
---------------------------------------------------------------------------------------------------------------------------------
 Class R5
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.80               $0.14                    $3.54
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.71               $0.15                    $3.78
---------------------------------------------------------------------------------------------------------------------------------
 Class Y
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $899.70               $0.85                    $4.25
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.97               $0.91                    $4.53
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                               .39%                    .72%                1.11%
-------------------------------------------------------------------------------------------------------------------------------
 Class R2                                                              .78%                    .72%                1.50%
-------------------------------------------------------------------------------------------------------------------------------
 Class R3                                                              .53%                    .72%                1.25%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                              .28%                    .72%                1.00%
-------------------------------------------------------------------------------------------------------------------------------
 Class R5                                                              .03%                    .72%                 .75%
-------------------------------------------------------------------------------------------------------------------------------
 Class Y                                                               .18%                    .72%                 .90%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2008, the actual expenses paid would have been $5.29 for Class A, $7.14 for Class R2, $5.96 for Class R3, $4.78 for Class R4, $3.59 for Class R5 and $4.30 for Class Y and the hypothetical expenses paid would have been $5.63 for Class A, $7.59 for Class R2, $6.34 for Class R3, $5.08 for Class R4, $3.83 for Class R5 and $4.58 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2008: -10.04% for Class A, -9.91% for Class R2, -9.91% for Class R3, -9.75% for Class R4, -9.92% for Class R5 and -10.03% for Class Y.

--------------------------------------------------------------------------------

 58 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2007         APRIL 30, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $899.20               $1.84                    $5.29
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.92               $1.96                    $5.63
---------------------------------------------------------------------------------------------------------------------------------
 Class R2
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $899.80               $3.68                    $7.13
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.98               $3.92                    $7.59
---------------------------------------------------------------------------------------------------------------------------------
 Class R3
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $901.60               $2.51                    $5.96
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.23               $2.66                    $6.34
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $902.30               $1.32                    $4.78
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.47               $1.41                    $5.08
---------------------------------------------------------------------------------------------------------------------------------
 Class R5
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $901.40               $0.14                    $3.59
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.71               $0.15                    $3.83
---------------------------------------------------------------------------------------------------------------------------------
 Class Y
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $899.50               $0.85                    $4.30
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.97               $0.91                    $4.58
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .39%                   .73%                  1.12%
-------------------------------------------------------------------------------------------------------------------------------
 Class R2                                                            .78%                   .73%                  1.51%
-------------------------------------------------------------------------------------------------------------------------------
 Class R3                                                            .53%                   .73%                  1.26%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                            .28%                   .73%                  1.01%
-------------------------------------------------------------------------------------------------------------------------------
 Class R5                                                            .03%                   .73%                   .76%
-------------------------------------------------------------------------------------------------------------------------------
 Class Y                                                             .18%                   .73%                   .91%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended April 30, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended April 30, 2008: -10.08 for Class A, -10.02% for Class R2, -9.84% for Class R3, -9.77% for Class R4, -9.86% for Class R5 and -10.05% for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  59

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Retirement Plus 2035 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2007         APRIL 30, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $899.50               $1.84                    $5.29
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.92               $1.96                    $5.63
---------------------------------------------------------------------------------------------------------------------------------
 Class R2
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.60               $3.69                    $7.14
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.98               $3.92                    $7.59
---------------------------------------------------------------------------------------------------------------------------------
 Class R3
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $901.50               $2.51                    $5.96
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.23               $2.66                    $6.34
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $903.10               $1.32                    $4.78
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.47               $1.41                    $5.08
---------------------------------------------------------------------------------------------------------------------------------
 Class R5
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.50               $0.14                    $3.59
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.71               $0.15                    $3.83
---------------------------------------------------------------------------------------------------------------------------------
 Class Y
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.30               $0.85                    $4.30
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.97               $0.91                    $4.58
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .39%                   .73%                  1.12%
-------------------------------------------------------------------------------------------------------------------------------
 Class R2                                                            .78%                   .73%                  1.51%
-------------------------------------------------------------------------------------------------------------------------------
 Class R3                                                            .53%                   .73%                  1.26%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                            .28%                   .73%                  1.01%
-------------------------------------------------------------------------------------------------------------------------------
 Class R5                                                            .03%                   .73%                   .76%
-------------------------------------------------------------------------------------------------------------------------------
 Class Y                                                             .18%                   .73%                   .91%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended April 30, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended April 30, 2008: -10.05% for Class A, -9.94% for Class R2, -9.85% for Class R3, -9.69% for Class R4, -9.95% for Class R5 and -9.97% for Class Y.

--------------------------------------------------------------------------------

 60 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2040 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2007         APRIL 30, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $898.90               $1.84                    $5.24
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.92               $1.96                    $5.58
---------------------------------------------------------------------------------------------------------------------------------
 Class R2
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.40               $3.69                    $7.09
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.98               $3.92                    $7.54
---------------------------------------------------------------------------------------------------------------------------------
 Class R3
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $901.30               $2.51                    $5.91
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.23               $2.66                    $6.28
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $903.00               $1.32                    $4.73
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.47               $1.41                    $5.03
---------------------------------------------------------------------------------------------------------------------------------
 Class R5
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.30               $0.14                    $3.54
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.71               $0.15                    $3.78
---------------------------------------------------------------------------------------------------------------------------------
 Class Y
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $900.00               $0.85                    $4.25
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.97               $0.91                    $4.53
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .39%                   .72%                  1.11%
-------------------------------------------------------------------------------------------------------------------------------
 Class R2                                                            .78%                   .72%                  1.50%
-------------------------------------------------------------------------------------------------------------------------------
 Class R3                                                            .53%                   .72%                  1.25%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                            .28%                   .72%                  1.00%
-------------------------------------------------------------------------------------------------------------------------------
 Class R5                                                            .03%                   .72%                   .75%
-------------------------------------------------------------------------------------------------------------------------------
 Class Y                                                             .18%                   .72%                   .90%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.72% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended April 30, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended April 30, 2008: -10.11% for Class A, -9.96% for Class R2, -9.87% for Class R3, -9.70% for Class R4, -9.97% for Class R5 and -10.00% for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  61

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Retirement Plus 2045 Fund

                                             BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                           ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                           NOV. 1, 2007         APRIL 30, 2008         THE PERIOD(A)      DURING THE PERIOD(B),C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                  $1,000                 $900.40               $1.84                   $5.24
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                  $1,000               $1,022.92               $1.96                   $5.58
---------------------------------------------------------------------------------------------------------------------------------
 Class R2
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                  $1,000                 $901.10               $3.69                   $7.09
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                  $1,000               $1,020.98               $3.92                   $7.54
---------------------------------------------------------------------------------------------------------------------------------
 Class R3
   Actual(d)                                  $1,000                 $901.80               $2.51                   $5.91
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                  $1,000               $1,022.23               $2.66                   $6.28
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                  $1,000                 $902.70               $1.32                   $4.73
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                  $1,000               $1,023.47               $1.41                   $5.03
---------------------------------------------------------------------------------------------------------------------------------
 Class R5
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                  $1,000                 $901.80               $0.14                   $3.55
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                  $1,000               $1,024.71               $0.15                   $3.78
---------------------------------------------------------------------------------------------------------------------------------
 Class Y
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                  $1,000                 $900.90               $0.85                   $4.25
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                  $1,000               $1,023.97               $0.91                   $4.53
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .39%                   .72%                  1.11%
-------------------------------------------------------------------------------------------------------------------------------
 Class R2                                                            .78%                   .72%                  1.50%
-------------------------------------------------------------------------------------------------------------------------------
 Class R3                                                            .53%                   .72%                  1.25%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                            .28%                   .72%                  1.00%
-------------------------------------------------------------------------------------------------------------------------------
 Class R5                                                            .03%                   .72%                   .75%
-------------------------------------------------------------------------------------------------------------------------------
 Class Y                                                             .18%                   .72%                   .90%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.72% for all classes. The net impact of these waiver commitments was less than 0.01% for the six month period ended April 30, 2008, such that the actual expenses and hypothetical expenses paid would have been the same as those expenses presented in the table above.
(d) Based on the actual return for the six months ended April 30, 2008: -9.96% for Class A, -9.89% for Class R2, -9.82% for Class R3, -9.73% for Class R4, -9.82% for Class R5 and -9.91% for Class Y.

--------------------------------------------------------------------------------

 62 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2010 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (64.8%)
                                                 SHARES                   VALUE(A)
INTERNATIONAL (10.0%)
RiverSource Disciplined International Equity
 Fund                                              145,787              $1,634,270
----------------------------------------------------------------------------------

U.S. LARGE CAP (53.9%)
RiverSource Disciplined Equity Fund              1,328,750               8,783,037
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        16,790                 143,388
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $11,165,025)                                                    $10,560,695
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (19.6%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (5.5%)
RiverSource Global Bond Fund                        128,540                $898,498
-----------------------------------------------------------------------------------

HIGH YIELD (3.9%)
RiverSource High Yield Bond Fund                    235,475                 642,846
-----------------------------------------------------------------------------------

INTERNATIONAL (0.2%)
RiverSource Emerging Markets Bond Fund                3,795                  38,293
-----------------------------------------------------------------------------------

INVESTMENT GRADE (10.0%)
RiverSource Diversified Bond Fund                   336,464               1,615,028
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,220,864)                                                       $3,194,665
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (7.9%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                         84,231                $820,408
-----------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                45,568                 469,347
-----------------------------------------------------------------------------------
Total                                                                     1,289,755
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,298,360)                                                       $1,289,755
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (7.9%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,291,360              $1,291,360
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,291,360)                                                       $1,291,360
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $16,975,609)(b)                                                  $16,336,475
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $17,247,893 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    5,569
Unrealized depreciation                                                (916,987)
-------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (911,418)
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  63

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2015 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (74.9%)
                                                 SHARES                   VALUE(A)
INTERNATIONAL (14.0%)
RiverSource Disciplined International Equity
 Fund                                              371,888              $4,168,867
----------------------------------------------------------------------------------

U.S. LARGE CAP (60.0%)
RiverSource Disciplined Equity Fund              2,695,007              17,813,999
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        31,824                 271,781
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $23,503,125)                                                    $22,254,647
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (14.6%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (4.3%)
RiverSource Global Bond Fund                        182,418              $1,275,099
-----------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                    229,316                 626,033
-----------------------------------------------------------------------------------

INTERNATIONAL (0.2%)
RiverSource Emerging Markets Bond Fund                5,462                  55,116
-----------------------------------------------------------------------------------

INVESTMENT GRADE (8.1%)
RiverSource Diversified Bond Fund                   497,205               2,386,583
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $4,373,027)                                                       $4,342,831
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (6.3%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                        127,359              $1,240,480
-----------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                61,349                 631,890
-----------------------------------------------------------------------------------
Total                                                                     1,872,370
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,882,208)                                                       $1,872,370
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (4.2%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,249,478              $1,249,478
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,249,478)                                                       $1,249,478
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $31,007,838)(b)                                                  $29,719,326
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $31,177,255 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $     26,718
Unrealized depreciation                                                (1,484,647)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (1,457,929)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 64 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2020 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (83.0%)
                                                 SHARES                VALUE(A)
INTERNATIONAL (19.4%)
RiverSource Disciplined International Equity
 Fund                                               552,261              $6,190,843
-----------------------------------------------------------------------------------

U.S. LARGE CAP (61.4%)
RiverSource Disciplined Equity Fund               2,959,342              19,561,251
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         80,850                 690,455
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $28,236,154)                                                     $26,442,549
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (10.6%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund                         177,581              $1,241,292
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                      16,201                  44,229
------------------------------------------------------------------------------------

INTERNATIONAL (0.6%)
RiverSource Emerging Markets Bond Fund                18,739                 189,079
------------------------------------------------------------------------------------

INVESTMENT GRADE (6.0%)
RiverSource Diversified Bond Fund                    397,948               1,910,149
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,406,561)                                                        $3,384,749
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.7%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                          58,885                $573,539
------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                 88,665                 913,248
------------------------------------------------------------------------------------
Total                                                                      1,486,787
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,504,837)                                                        $1,486,787
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.8%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     577,435                $577,435
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $577,435)                                                            $577,435
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $33,724,987)(b)                                                   $31,891,520
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $33,916,150 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $      7,405
Unrealized depreciation                                                (2,032,035)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (2,024,630)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  65

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2025 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.7%)
                                                 SHARES                VALUE(A)
INTERNATIONAL (21.3%)
RiverSource Disciplined International Equity
 Fund                                               666,829              $7,475,156
-----------------------------------------------------------------------------------

U.S. LARGE CAP (63.6%)
RiverSource Disciplined Equity Fund               3,382,118              22,355,799
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        116,456                 994,531
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $32,728,568)                                                     $30,825,486
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.5%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (3.6%)
RiverSource Global Bond Fund                         179,880              $1,257,364
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                      13,331                  36,393
------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                 3,466                  34,971
------------------------------------------------------------------------------------

INVESTMENT GRADE (2.7%)
RiverSource Diversified Bond Fund                    200,687                 963,299
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $2,297,537)                                                        $2,292,027
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                          55,252                $538,155
------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                 91,434                 941,775
------------------------------------------------------------------------------------
TOTAL                                                                      1,479,930
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,498,983)                                                        $1,479,930
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     542,001                $542,001
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $542,001)                                                            $542,001
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $37,067,089)(b)                                                   $35,139,444
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $37,239,819 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $     92,097
Unrealized depreciation                                                (2,192,472)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (2,100,375)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 66 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2030 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.8%)
                                                 SHARES               VALUE(A)
INTERNATIONAL (21.9%)
RiverSource Disciplined International Equity
 Fund                                              627,725              $7,036,795
----------------------------------------------------------------------------------

U.S. LARGE CAP (63.1%)
RiverSource Disciplined Equity Fund              3,061,108              20,233,924
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                       106,812                 912,175
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $29,941,721)                                                    $28,182,894
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.5%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (3.5%)
RiverSource Global Bond Fund                         165,133              $1,154,281
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                      12,254                  33,452
------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                 3,188                  32,162
------------------------------------------------------------------------------------

INVESTMENT GRADE (2.8%)
RiverSource Diversified Bond Fund                    185,179                 888,860
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $2,114,614)                                                        $2,108,755
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                         50,880                $495,568
-----------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                83,606                 861,141
-----------------------------------------------------------------------------------
TOTAL                                                                     1,356,709
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,374,003)                                                       $1,356,709
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    498,045                $498,045
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $498,045)                                                           $498,045
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $33,928,383)(b)                                                  $32,146,403
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $34,153,263 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $     56,795
Unrealized depreciation                                                (2,063,655)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (2,006,860)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  67

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2035 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.8%)
                                                 SHARES               VALUE(A)
INTERNATIONAL (21.6%)
RiverSource Disciplined International Equity
 Fund                                              412,157              $4,620,278
----------------------------------------------------------------------------------

U.S. LARGE CAP (63.3%)
RiverSource Disciplined Equity Fund              2,051,100              13,557,771
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        71,620                 611,633
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $19,789,582)                                                    $18,789,682
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.5%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (3.6%)
RiverSource Global Bond Fund                        109,333                $764,236
-----------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                      8,122                  22,173
-----------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                2,108                  21,266
-----------------------------------------------------------------------------------

INVESTMENT GRADE (2.7%)
RiverSource Diversified Bond Fund                   122,556                 588,270
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,398,961)                                                       $1,395,945
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                         33,493                $326,220
-----------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                55,832                 575,071
-----------------------------------------------------------------------------------
Total                                                                       901,291
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $912,859)                                                           $901,291
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    331,339                $331,339
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $331,339)                                                           $331,339
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $22,432,741)(b)                                                  $21,418,257
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $22,622,533 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    109,257
Unrealized depreciation                                                (1,313,533)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (1,204,276)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 68 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2040 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.5%)
                                                 SHARES                VALUE(A)
INTERNATIONAL (21.4%)
RiverSource Disciplined International Equity
 Fund                                               254,380              $2,851,598
-----------------------------------------------------------------------------------

U.S. LARGE CAP (63.3%)
RiverSource Disciplined Equity Fund               1,273,525               8,417,999
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         44,097                 376,589
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $12,359,801)                                                     $11,646,186
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.8%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (3.7%)
RiverSource Global Bond Fund                          69,483                $485,690
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                       5,256                  14,349
------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                 1,374                  13,865
------------------------------------------------------------------------------------

INVESTMENT GRADE (2.9%)
RiverSource Diversified Bond Fund                     80,938                 388,505
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $904,433)                                                            $902,409
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.3%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                          21,782                $212,159
RiverSource Inflation Protected Securities
 Fund                                                 34,730                 357,716
                                                                     ---------------
Total                                                                        569,875
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $576,969)                                                            $569,875
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     215,474                $215,474
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $215,474)                                                            $215,474
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $14,056,677)(b)                                                   $13,333,944
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $14,177,525 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    2,501
Unrealized depreciation                                                (846,082)
-------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (843,581)
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  69

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2045 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (88.0%)
                                                  SHARES                VALUE(A)
INTERNATIONAL (20.9%)
RiverSource Disciplined International Equity
 Fund                                                191,986              $2,152,158
------------------------------------------------------------------------------------

U.S. LARGE CAP (64.2%)
RiverSource Disciplined Equity Fund                  999,208               6,604,762
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                          35,198                 300,587
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $9,471,380)                                                        $9,057,507
------------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.5%)
                                                      SHARES         VALUE(A)
GLOBAL BOND (3.5%)
RiverSource Global Bond Fund                          52,495                $366,938
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                       3,902                  10,652
------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                 1,010                  10,187
------------------------------------------------------------------------------------

INVESTMENT GRADE (2.8%)
RiverSource Diversified Bond Fund                     59,324                 284,757
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $673,460)                                                            $672,534
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                          15,978                $155,625
RiverSource Inflation Protected Securities
 Fund                                                 26,879                 276,852
                                                                     ---------------
Total                                                                        432,477
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $437,989)                                                            $432,477
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     159,581                $159,581
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $159,581)                                                            $159,581
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $10,742,410)(b)                                                   $10,322,099
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $10,888,610 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $   17,988
Unrealized depreciation                                                (584,499)
-------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (566,511)
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 70 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS ----------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
APRIL 30, 2008                                                   FUND                FUND                FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $16,975,609, $31,007,838 and
   $33,724,987, respectively)                                 $16,336,475         $29,719,326         $31,891,520
Capital shares receivable                                           4,121               3,184             131,084
Dividends receivable                                                  998               1,247                 881
Receivable for investments sold                                    14,081                  --                  --
-----------------------------------------------------------------------------------------------------------------
Total assets                                                   16,355,675          29,723,757          32,023,485
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             18,206                  --              24,765
Payable for investments purchased                                      --               2,730             106,035
Accrued distribution fee                                               26                  41                  23
Accrued transfer agency fee                                            26                  47                  52
Accrued administrative services fee                                     9                  16                  17
Accrued plan administrative services fee                               51                  96                 117
Other accrued expenses                                             27,704              30,788              28,057
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                  46,022              33,718             159,066
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $16,309,653         $29,690,039         $31,864,419
=================================================================================================================
REPRESENTED BY
Shares of beneficial interest - $.01 par value                $    17,135         $    30,518         $    33,041
Additional paid-in capital                                     17,203,936          31,117,450          33,856,008
Accumulated net realized gain (loss)                             (272,284)           (169,417)           (191,163)
Unrealized appreciation (depreciation) on affiliated
   investments                                                   (639,134)         (1,288,512)         (1,833,467)
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $16,309,653         $29,690,039         $31,864,419
=================================================================================================================

Net assets applicable to outstanding
   shares:                            Class A                 $ 3,817,259         $ 6,249,844         $ 3,300,828
                                      Class R2                $     4,456         $     4,522         $     4,475
                                      Class R3                $     4,457         $     4,526         $     4,479
                                      Class R4                $     4,457         $     4,531         $     4,484
                                      Class R5                $     4,456         $     4,528         $     4,483
                                      Class Y                 $12,474,568         $23,422,088         $28,545,670
Outstanding shares of beneficial
   interest:                          Class A shares              401,351             643,613             343,364
                                      Class R2 shares                 468                 465                 464
                                      Class R3 shares                 468                 465                 464
                                      Class R4 shares                 468                 465                 464
                                      Class R5 shares                 468                 465                 464
                                      Class Y shares            1,310,311           2,406,288           2,958,924
Net asset value per share:            Class A(1)              $      9.51         $      9.71         $      9.61
                                      Class R2                $      9.52         $      9.72         $      9.64
                                      Class R3                $      9.52         $      9.73         $      9.65
                                      Class R4                $      9.52         $      9.74         $      9.66
                                      Class R5                $      9.52         $      9.74         $      9.66
                                      Class Y                 $      9.52         $      9.73         $      9.65
-----------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $10.09, $10.30 and $10.20, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  71

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
APRIL 30, 2008                                                   FUND                FUND                FUND
ASSETS
Investments in affiliated funds, at value
   $37,067,089, $33,928,383 and $22,432,741, respectively)    $35,139,444         $32,146,403         $21,418,257
Capital shares receivable                                          27,340               1,540              37,005
Dividends receivable                                                  648                 595                 395
Receivable for investments sold                                    18,018                 991                  --
-----------------------------------------------------------------------------------------------------------------
Total assets                                                   35,185,450          32,149,529          21,455,657
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             27,153               5,801               3,994
Payable for investments purchased                                      --                  --              33,012
Accrued distribution fee                                               18                  21                  10
Accrued transfer agency fee                                            58                  52                  35
Accrued administrative services fee                                    19                  18                  12
Accrued plan administrative services fee                              133                 119                  81
Other accrued expenses                                             27,966              31,502              25,710
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                  55,347              37,513              62,854
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $35,130,103         $32,112,016         $21,392,803
=================================================================================================================
REPRESENTED BY
Shares of beneficial interest - $.01 par value                $    36,291         $    32,971         $    22,204
Additional paid-in capital                                     37,194,187          34,085,906          22,574,875
Excess of distributions over net investment income                     --                  (1)                 --
Accumulated net realized gain (loss)                             (172,730)           (224,880)           (189,792
Unrealized appreciation (depreciation) on affiliated
   investments                                                 (1,927,645)         (1,781,980)         (1,014,484)
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $35,130,103         $32,112,016         $21,392,803
=================================================================================================================

Net assets applicable to outstanding
   shares:                            Class A                 $ 2,654,172         $ 3,045,696         $ 1,525,615
                                      Class R2                $     4,509         $     4,515         $     4,496
                                      Class R3                $     4,509         $     4,525         $     4,500
                                      Class R4                $     4,508         $     4,523         $     4,505
                                      Class R5                $     4,508         $     4,522         $     4,501
                                      Class Y                 $32,457,897         $29,048,235         $19,849,186
Outstanding shares of beneficial
   interest:                          Class A shares              275,106             313,665             158,788
                                      Class R2 shares                 466                 464                 467
                                      Class R3 shares                 466                 464                 467
                                      Class R4 shares                 465                 464                 467
                                      Class R5 shares                 465                 464                 467
                                      Class Y shares            3,352,142           2,981,594           2,059,793
Net asset value per share:            Class A(1)              $      9.65         $      9.71         $      9.61
                                      Class R2                $      9.68         $      9.73         $      9.63
                                      Class R3                $      9.68         $      9.75         $      9.64
                                      Class R4                $      9.69         $      9.75         $      9.65
                                      Class R5                $      9.69         $      9.75         $      9.64
                                      Class Y                 $      9.68         $      9.74         $      9.64
-----------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $10.24, $10.30 and $10.20, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 72 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT
                                                               PLUS 2040           PLUS 2045
APRIL 30, 2008                                                   FUND                FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $14,056,677 and $10,742,410,
   respectively)                                              $13,333,944         $10,322,099
Capital shares receivable                                          16,404               1,162
Dividends receivable                                                  252                 192
Receivable for investments sold                                        --               6,358
---------------------------------------------------------------------------------------------
Total assets                                                   13,350,600          10,329,811
---------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 --               6,546
Payable for investments purchased                                  14,223                  --
Accrued distribution fee                                               10                   9
Accrued transfer agency fee                                            28                  24
Accrued administrative services fee                                     7                   6
Accrued plan administrative services fee                               48                  38
Other accrued expenses                                             27,027              25,376
---------------------------------------------------------------------------------------------
Total liabilities                                                  41,343              31,999
---------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $13,309,257         $10,297,812
=============================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value               $    13,946         $    10,656
Additional paid-in capital                                     14,242,529          10,853,667
Accumulated net realized gain (loss)                             (224,485)           (146,200)
Unrealized appreciation (depreciation) on affiliated
   investments                                                   (722,733)           (420,311)
---------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $13,309,257         $10,297,812
=============================================================================================

Net assets applicable to outstanding
   shares:                            Class A                 $ 1,439,574         $1,255,728
                                      Class R2                $     4,428         $    4,500
                                      Class R3                $     4,433         $    4,503
                                      Class R4                $     4,438         $    4,507
                                      Class R5                $     4,433         $    4,505
                                      Class Y                 $11,851,951         $9,024,069
Outstanding shares of beneficial
   interest:                          Class A shares              151,317            130,258
                                      Class R2 shares                 464                466
                                      Class R3 shares                 464                466
                                      Class R4 shares                 464                466
                                      Class R5 shares                 464                466
                                      Class Y shares            1,241,451            933,476
Net asset value per share:            Class A(1)              $      9.51         $     9.64
                                      Class R2                $      9.54         $     9.66
                                      Class R3                $      9.55         $     9.66
                                      Class R4                $      9.56         $     9.67
                                      Class R5                $      9.55         $     9.67
                                      Class Y                 $      9.55         $     9.67
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $10.09 and $10.23, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  73

STATEMENT OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
YEAR ENDED APRIL 30, 2008                                        FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds       $   441,797         $   557,215         $   612,194
-----------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                          4,890               8,361               7,167
   Class R2                                                            24                  24                  24
   Class R3                                                            12                  13                  13
Transfer agency fee
   Class A                                                          1,878               3,345               3,618
   Class R2                                                             3                   3                   3
   Class R3                                                             3                   3                   3
   Class R4                                                             3                   3                   3
   Class R5                                                             3                   3                   3
   Class Y                                                          8,070              12,025              17,486
Administrative services fee                                         3,623               5,483               7,572
Plan administrative services fee
   Class R2                                                            12                  12                  13
   Class R3                                                            12                  13                  13
   Class R4                                                            12                  13                  13
   Class Y                                                         24,211              36,074              52,458
Custodian fees                                                      1,563               1,115               1,580
Printing and postage                                                5,615               2,521               1,990
Registration fees                                                  37,107              36,901              34,510
Professional fees                                                  18,924              20,590              20,111
Other                                                               3,378               3,335               3,089
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                    109,343             129,837             149,669
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                              (66,507)            (64,152)            (60,396)
   Earnings credits on cash balances                                  (39)                 --                (139)
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                                 42,797              65,685              89,134
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   399,000             491,530             523,060
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                          (294,989)            (56,736)           (105,931)
   Capital gain distributions from underlying affiliated
      funds                                                       565,149             945,066           1,444,903
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           270,160             888,330           1,338,972
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                      (1,407,677)         (2,374,248)         (3,867,127)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (1,137,517)         (1,485,918)         (2,528,155)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $  (738,517)        $  (994,388)        $(2,005,095)
=================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 74 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
YEAR ENDED APRIL 30, 2008                                        FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds       $   486,737         $   495,924         $   284,673
-----------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                          5,406               5,279               2,921
   Class R2                                                            25                  25                  24
   Class R3                                                            13                  15                  13
Transfer agency fee
   Class A                                                          3,267               3,091               2,162
   Class R2                                                             3                   3                   3
   Class R3                                                             3                   3                   3
   Class R4                                                             3                   3                   3
   Class R5                                                             3                   3                   3
   Class Y                                                         17,108              16,835              10,028
Administrative services fee                                         7,280               7,160               4,249
Plan administrative services fee
   Class R2                                                            13                  13                  13
   Class R3                                                            13                  15                  13
   Class R4                                                            13                  13                  13
   Class Y                                                         51,325              50,504              30,084
Custodian fees                                                      1,622               1,229               1,479
Printing and postage                                                4,166               2,955               6,029
Registration fees                                                  35,055              34,247              33,511
Professional fees                                                  20,305              19,900              19,900
Other                                                               3,023               2,496               2,673
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                    148,646             143,789             113,124
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                              (63,836)            (60,385)            (64,079)
   Earnings credits on cash balances                                   (3)                (11)                 --
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                                 84,807              83,393              49,045
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   401,930             412,531             235,628
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                           189,336            (132,295)             92,382
   Capital gain distributions from underlying affiliated
      funds                                                     1,370,964           1,399,844             798,130
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         1,560,300           1,267,549             890,512
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                      (3,676,519)         (3,667,204)         (2,131,442)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (2,116,219)         (2,399,655)         (1,240,930)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $(1,714,289)        $(1,987,124)        $(1,005,302)
=================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  75

STATEMENT OF OPERATIONS

                                                                            RIVERSOURCE         RIVERSOURCE
                                                                            RETIREMENT          RETIREMENT
                                                                             PLUS 2040           PLUS 2045
YEAR ENDED APRIL 30, 2008                                                      FUND                FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds                     $   348,740          $ 118,116
-----------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                                        2,156              2,037
   Class R2                                                                          24                 25
   Class R3                                                                          13                 13
Transfer agency fee
   Class A                                                                        2,773              2,725
   Class R2                                                                           3                  3
   Class R3                                                                           3                  3
   Class R4                                                                           3                  3
   Class R5                                                                           3                  3
   Class Y                                                                       11,847              3,758
Administrative services fee                                                       4,915              1,670
Plan administrative services fee
   Class R2                                                                          13                 13
   Class R3                                                                          13                 13
   Class R4                                                                          13                 13
   Class Y                                                                       35,539             11,274
Custodian fees                                                                    1,718              1,436
Printing and postage                                                              1,675              3,664
Registration fees                                                                33,334             33,633
Professional fees                                                                20,125             19,883
Other                                                                             2,793              2,372
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                  116,963             82,541
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                            (60,426)           (63,117)
   Earnings credits on cash balances                                                (15)                (2)
-----------------------------------------------------------------------------------------------------------
Total net expenses                                                               56,522             19,422
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 292,218             98,694
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                                        (320,602)           (20,226)
   Capital gain distributions from underlying affiliated
      funds                                                                   1,001,345            334,608
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                         680,743            314,382
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                                    (2,860,182)          (801,662)
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               (2,179,439)          (487,280)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                               $(1,887,221)         $(388,586)
===========================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 76 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RIVERSOURCE RETIREMENT                       RIVERSOURCE RETIREMENT
                                                          PLUS 2010 FUND                               PLUS 2015 FUND
                                                YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                              APRIL 30, 2008       APRIL 30, 2007(A)       APRIL 30, 2008       APRIL 30, 2007(A)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    399,000           $   216,455           $   491,530            $   185,492
Net realized gain (loss) on investments             270,160               822,894               888,330                806,350
Net change in unrealized appreciation
   (depreciation) on affiliated investments      (1,407,677)              775,817            (2,374,248)             1,093,779
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                       (738,517)            1,815,166              (994,388)             2,085,621
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (68,096)              (10,481)             (102,139)               (29,778)
      Class R2                                         (140)                 (142)                 (115)                  (145)
      Class R3                                         (152)                 (146)                 (127)                  (146)
      Class R4                                         (164)                 (149)                 (140)                  (146)
      Class R5                                         (164)                 (153)                 (143)                  (146)
      Class Y                                      (500,117)             (379,528)             (648,363)              (343,639)
Net realized gain
      Class A                                      (124,866)               (1,629)             (188,205)                (4,597)
      Class R2                                         (263)                  (24)                 (248)                   (22)
      Class R3                                         (263)                  (24)                 (248)                   (22)
      Class R4                                         (263)                  (24)                 (248)                   (22)
      Class R5                                         (263)                  (24)                 (248)                   (22)
      Class Y                                      (835,790)              (57,976)           (1,170,241)               (52,009)
Tax return of capital
      Class A                                       (40,374)                   --               (31,914)                    --
      Class R2                                          (85)                   --                   (42)                    --
      Class R3                                          (85)                   --                   (42)                    --
      Class R4                                          (85)                   --                   (42)                    --
      Class R5                                          (85)                   --                   (42)                    --
      Class Y                                      (270,243)                   --              (198,443)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (1,841,498)             (450,300)           (2,340,990)              (430,694)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 4,302,881             1,335,889             5,239,617              1,479,805
   Class R2 shares                                       --                 5,000                    --                  5,000
   Class R3 shares                                       --                 5,000                    --                  5,000
   Class R4 shares                                       --                 5,000                    --                  5,000
   Class R5 shares                                       --                 5,000                    --                  5,000
   Class Y shares                                 6,236,708            19,522,509             4,271,040             24,726,698
Reinvestment of distributions at net asset
   value
   Class A shares                                   232,746                11,746               320,709                 34,021
   Class Y shares                                 1,585,670               430,041             1,999,571                388,810
Payments for redemptions
   Class A shares                                  (983,446)             (824,827)             (452,613)               (75,931)
   Class Y shares                               (10,103,635)           (4,434,245)           (4,266,890)            (2,506,330)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                   1,270,924            16,061,113             7,111,434             24,067,073
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          (1,309,091)           17,425,979             3,776,056             25,722,000
Net assets at beginning of year                  17,618,744               192,765(b)         25,913,983                191,983(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 16,309,653           $17,618,744           $29,690,039            $25,913,983
=================================================================================================================================
Undistributed net investment income            $         --           $    23,248           $        --            $    39,814
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $7,235 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,017 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  77

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RIVERSOURCE RETIREMENT                       RIVERSOURCE RETIREMENT
                                                          PLUS 2020 FUND                               PLUS 2025 FUND
                                                YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                              APRIL 30, 2008       APRIL 30, 2007(A)       APRIL 30, 2008       APRIL 30, 2007(A)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    523,060           $   236,681           $   401,930            $   171,213
Net realized gain (loss) on investments           1,338,972             1,246,882             1,560,300                884,628
Net change in unrealized appreciation
   (depreciation) on affiliated investments      (3,867,127)            2,042,369            (3,676,519)             1,757,724
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     (2,005,095)            3,525,932            (1,714,289)             2,813,565
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (77,279)              (26,075)              (49,968)               (26,913)
      Class R2                                         (100)                 (148)                  (95)                  (149)
      Class R3                                         (113)                 (148)                 (108)                  (149)
      Class R4                                         (126)                 (148)                 (120)                  (149)
      Class R5                                         (129)                 (149)                 (124)                  (150)
      Class Y                                      (881,165)             (575,331)             (782,408)              (433,396)
Net realized gain
      Class A                                      (156,895)               (4,688)             (120,134)                  (936)
      Class R2                                         (240)                  (26)                 (267)                    (5)
      Class R3                                         (240)                  (26)                 (267)                    (5)
      Class R4                                         (240)                  (26)                 (267)                    (5)
      Class R5                                         (240)                  (26)                 (267)                    (5)
      Class Y                                    (1,711,624)             (101,608)           (1,759,997)               (14,940)
Tax return of capital
      Class A                                       (64,591)                   --               (21,714)                    --
      Class R2                                          (99)                   --                   (48)                    --
      Class R3                                          (99)                   --                   (48)                    --
      Class R4                                          (99)                   --                   (48)                    --
      Class R5                                          (99)                   --                   (48)                    --
      Class Y                                      (704,638)                   --              (318,109)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (3,598,016)             (708,399)           (3,054,037)              (476,802)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 2,150,190             1,824,807             1,579,204              1,535,523
   Class R2 shares                                       --                 5,000                    --                  5,000
   Class R3 shares                                       --                 5,000                    --                  5,000
   Class R4 shares                                       --                 5,000                    --                  5,000
   Class R5 shares                                       --                 5,000                    --                  5,000
   Class Y shares                                 6,383,313            36,032,523             3,711,040             35,549,691
Reinvestment of distributions at net asset
   value
   Class A shares                                   295,049                30,185               191,423                 27,383
   Class Y shares                                 3,278,489               669,840             2,842,826                442,082
Payments for redemptions
   Class A shares                                  (482,783)             (172,578)             (429,718)               (46,517)
   Class Y shares                               (12,812,150)           (2,758,195)           (6,155,533)            (1,896,901)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                  (1,187,892)           35,646,582             1,739,242             35,631,261
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          (6,791,003)           38,464,115            (3,029,084)            37,968,024
Net assets at beginning of year                  38,655,422               191,307(b)         38,159,187                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 31,864,419           $38,655,422           $35,130,103            $38,159,187
=================================================================================================================================
Undistributed net investment income            $         --           $    25,368           $        --            $    13,743
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,693 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 78 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RIVERSOURCE RETIREMENT                       RIVERSOURCE RETIREMENT
                                                          PLUS 2030 FUND                               PLUS 2035 FUND
                                                YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                              APRIL 30, 2008       APRIL 30, 2007(A)       APRIL 30, 2008       APRIL 30, 2007(A)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    412,531           $   195,714           $   235,628            $   117,973
Net realized gain (loss) on investments           1,267,549             1,024,700               890,512                622,024
Net change in unrealized appreciation
   (depreciation) on affiliated investments      (3,667,204)            1,894,074            (2,131,442)             1,125,808
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     (1,987,124)            3,114,488            (1,005,302)             1,865,805
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (58,271)              (22,551)              (28,487)               (11,474)
      Class R2                                          (95)                 (147)                  (96)                  (148)
      Class R3                                         (104)                 (147)                 (108)                  (149)
      Class R4                                         (121)                 (148)                 (121)                  (149)
      Class R5                                         (124)                 (148)                 (124)                  (149)
      Class Y                                      (798,541)             (501,857)             (458,597)              (305,206)
Net realized gain
      Class A                                      (119,838)               (1,714)              (76,342)                  (541)
      Class R2                                         (235)                  (11)                 (300)                    (7)
      Class R3                                         (235)                  (11)                 (300)                    (7)
      Class R4                                         (235)                  (11)                 (300)                    (7)
      Class R5                                         (235)                  (11)                 (300)                    (7)
      Class Y                                    (1,582,887)              (37,741)           (1,159,348)               (13,736)
Tax return of capital
      Class A                                       (35,594)                   --                (6,332)                    --
      Class R2                                          (70)                   --                   (25)                    --
      Class R3                                          (70)                   --                   (25)                    --
      Class R4                                          (70)                   --                   (25)                    --
      Class R5                                          (70)                   --                   (25)                    --
      Class Y                                      (470,152)                   --               (96,159)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (3,066,947)             (564,497)           (1,827,014)              (331,580)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 2,214,857             1,214,634             1,045,799                786,172
   Class R2 shares                                       --                 5,000                    --                  5,000
   Class R3 shares                                       --                 5,000                    --                  5,000
   Class R4 shares                                       --                 5,000                    --                  5,000
   Class R5 shares                                       --                 5,000                    --                  5,000
   Class Y shares                                 6,974,008            33,256,482             4,660,796             19,913,797
Reinvestment of distributions at net asset
   value
   Class A shares                                   212,125                22,810               110,836                 11,694
   Class Y shares                                 2,834,261               533,158             1,696,050                312,657
Payments for redemptions
   Class A shares                                  (281,786)              (87,777)             (309,782)               (12,615)
   Class Y shares                               (10,846,202)           (1,641,637)           (4,279,663)            (1,456,010)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                   1,107,263            33,317,670             2,924,036             19,575,695
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          (3,946,808)           35,867,661                91,720             21,109,920
Net assets at beginning of year                  36,058,824               191,163(b)         21,301,083                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 32,112,016           $36,058,824           $21,392,803            $21,301,083
=================================================================================================================================
Undistributed (excess of distributions over)
   net investment income                       $         (1)          $    16,764           $        --            $     9,386
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  79

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RIVERSOURCE RETIREMENT                       RIVERSOURCE RETIREMENT
                                                          PLUS 2040 FUND                               PLUS 2045 FUND
                                                YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                              APRIL 30, 2008       APRIL 30, 2007(A)       APRIL 30, 2008       APRIL 30, 2007(A)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    292,218           $   223,706           $    98,694            $    46,021
Net realized gain (loss) on investments             680,743             1,159,672               314,382                250,083
Net change in unrealized appreciation
   (depreciation) on affiliated investments      (2,860,182)            2,146,299              (801,662)               390,201
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     (1,887,221)            3,529,677              (388,586)               686,305
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (22,210)               (4,453)              (21,170)                (7,438)
      Class R2                                          (96)                 (149)                  (95)                  (148)
      Class R3                                         (109)                 (149)                 (107)                  (148)
      Class R4                                         (122)                 (150)                 (120)                  (148)
      Class R5                                         (125)                 (150)                 (123)                  (148)
      Class Y                                      (595,051)             (594,441)             (180,855)              (115,970)
Net realized gain
      Class A                                       (48,873)                 (370)              (56,818)                  (202)
      Class R2                                         (254)                  (12)                 (312)                    (4)
      Class R3                                         (254)                  (12)                 (312)                    (4)
      Class R4                                         (254)                  (12)                 (312)                    (4)
      Class R5                                         (254)                  (12)                 (312)                    (4)
      Class Y                                    (1,264,851)              (48,481)             (467,580)                (3,082)
Tax return of capital
      Class A                                       (25,334)                   --                (4,145)                    --
      Class R2                                         (132)                   --                   (15)                    --
      Class R3                                         (132)                   --                   (15)                    --
      Class R4                                         (132)                   --                   (15)                    --
      Class R5                                         (132)                   --                   (15)                    --
      Class Y                                      (655,673)                   --               (29,736)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (2,613,988)             (648,391)             (762,057)              (127,300)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 1,136,583               394,468               950,854                414,430
   Class R2 shares                                       --                 5,000                    --                  5,000
   Class R3 shares                                       --                 5,000                    --                  5,000
   Class R4 shares                                       --                 5,000                    --                  5,000
   Class R5 shares                                       --                 5,000                    --                  5,000
   Class Y shares                                 6,155,295            24,293,450             5,858,038              5,919,662
Reinvestment of distributions at net asset
   value
   Class A shares                                    95,882                 4,484                80,553                  6,774
   Class Y shares                                 2,494,906               636,369               659,957                112,894
Payments for redemptions
   Class A shares                                   (59,454)              (24,127)             (102,114)               (13,978)
   Class Y shares                               (18,605,109)           (1,804,730)           (2,663,576)              (545,207)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                  (8,781,897)           23,519,914             4,783,712              5,914,575
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         (13,283,106)           26,401,200             3,633,069              6,473,580
Net assets at beginning of year                  26,592,363               191,163(b)          6,664,743                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 13,309,257           $26,592,363           $10,297,812            $ 6,664,743
=================================================================================================================================
Undistributed net investment income            $         --           $    17,982           $        --            $     3,768
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $100,000 and $90,000 for Class Y was contributed on April 17, 2006 and May 11, 2006, respectively. Initial capital of $10,000 was contributed on May 11, 2006 for Class A. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from April 17, 2006 to May 18, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 80 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Series Trust (formerly RiverSource Retirement Series Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. On April 17, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, invested $100,000 (10,000 shares for Class Y) in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for Class Y at $10 per share. On May 11, 2006, Ameriprise Financial invested $100,000 (1,000 shares for Class A and 9,000 shares for Class Y), in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for each class at $10 per share. On May 11, 2006, Ameriprise Financial invested $200,000 (1,000 shares for Class A and 19,000 for Class Y), in each Fund (excluding RiverSource Retirement Plus 2045 Fund), which represented the initial capital for each class at $10 per share. On or about Aug. 31, 2007, Ameriprise Financial transferred its ownership in invested initial capital in each Fund to the Investment Manager. Shares of each Fund were first offered to the public on May 18, 2006.

The primary investments of each Fund are as follows:

RiverSource Retirement Plus 2010 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010.

RiverSource Retirement Plus 2015 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015.

RiverSource Retirement Plus 2020 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020.

RiverSource Retirement Plus 2025 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025.

RiverSource Retirement Plus 2030 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030.

RiverSource Retirement Plus 2035 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035.

RiverSource Retirement Plus 2040 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040.

RiverSource Retirement Plus 2045 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

-  Class A shares are sold with a front-end sales charge.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  81

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Fund's have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short term capital gains earned in the underlying affiliated funds, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                           RIVERSOURCE             RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                         RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS
                                            2010 FUND               2015 FUND               2020 FUND               2025 FUND
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income                                     $  146,585              $  219,683              $  410,484              $  417,150
Accumulated net realized gain
(loss)                                       (146,585)               (219,683)               (410,484)               (417,150)
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                       $       --              $       --              $       --              $       --
--------------------------------------------------------------------------------------------------------------------------------

                                           RIVERSOURCE             RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                         RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS
                                            2030 FUND               2035 FUND               2040 FUND               2045 FUND
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income                                     $  427,960              $  242,519              $  307,513              $  100,008
Accumulated net realized gain
(loss)                                       (427,960)               (242,519)               (307,513)               (100,006)
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                       $       --              $       --              $       --              $        2
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 82 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

The tax character of distributions paid for the periods indicated is as follows:

RiverSource Retirement Plus 2010 Fund

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.......................................           $  148,091                 $ 12,110
      Long-term capital gain................................               44,871                       --
      Tax return of capital.................................               40,374                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  308                      166
      Long-term capital gain................................                   95                       --
      Tax return of capital.................................                   85                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  320                      170
      Long-term capital gain................................                   95                       --
      Tax return of capital.................................                   85                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  332                      173
      Long-term capital gain................................                   95                       --
      Tax return of capital.................................                   85                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  332                      177
      Long-term capital gain................................                   95                       --
      Tax return of capital.................................                   85                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,035,556                  437,504
      Long-term capital gain................................              300,351                       --
      Tax return of capital.................................              270,243                       --

RiverSource Retirement Plus 2015 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................              194,733                   34,375
      Long-term capital gain................................               95,611                       --
      Tax return of capital.................................               31,914                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  237                      167
      Long-term capital gain................................                  126                       --
      Tax return of capital.................................                   42                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  249                      168
      Long-term capital gain................................                  126                       --
      Tax return of capital.................................                   42                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  262                      168
      Long-term capital gain................................                  126                       --
      Tax return of capital.................................                   42                      --'

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  83

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
CLASS R5
Distributions paid from:
      Ordinary income.......................................           $      265                 $    168
      Long-term capital gain................................                  126                       --
      Tax return of capital.................................                   42                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,224,104                  395,648
      Long-term capital gain................................              594,500                       --
      Tax return of capital.................................              198,443                       --

RiverSource Retirement Plus 2020 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................              156,830                   30,763
      Long-term capital gain................................               77,344                       --
      Tax return of capital.................................               64,591                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  222                      174
      Long-term capital gain................................                  118                       --
      Tax return of capital.................................                   99                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  235                      174
      Long-term capital gain................................                  118                       --
      Tax return of capital.................................                   99                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  248                      174
      Long-term capital gain................................                  118                       --
      Tax return of capital.................................                   99                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  251                      175
      Long-term capital gain................................                  118                       --
      Tax return of capital.................................                   99                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,749,012                  676,939
      Long-term capital gain................................              843,777                       --
      Tax return of capital.................................              704,638                       --

RiverSource Retirement Plus 2025 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................               95,132                   27,849
      Long-term capital gain................................               74,970                       --
      Tax return of capital.................................               21,714                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  196                      154
      Long-term capital gain................................                  166                       --
      Tax return of capital.................................                   48                       --

--------------------------------------------------------------------------------

 84 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
CLASS R3
Distributions paid from:
      Ordinary income.......................................           $      209                 $    154
      Long-term capital gain................................                  166                       --
      Tax return of capital.................................                   48                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  221                      154
      Long-term capital gain................................                  166                       --
      Tax return of capital.................................                   48                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  225                      155
      Long-term capital gain................................                  166                       --
      Tax return of capital.................................                   48                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,444,087                  448,336
      Long-term capital gain................................            1,098,318                       --
      Tax return of capital.................................              318,109                       --

RiverSource Retirement Plus 2030 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................              102,715                   24,265
      Long-term capital gain................................               75,394                       --
      Tax return of capital.................................               35,594                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  183                      158
      Long-term capital gain................................                  147                       --
      Tax return of capital.................................                   70                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  192                      158
      Long-term capital gain................................                  147                       --
      Tax return of capital.................................                   70                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  209                      159
      Long-term capital gain................................                  147                       --
      Tax return of capital.................................                   70                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  212                      159
      Long-term capital gain................................                  147                       --
      Tax return of capital.................................                   70                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,385,606                  539,598
      Long-term capital gain................................              995,822                       --
      Tax return of capital.................................              470,152                       --

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  85

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................           $   53,292                 $ 12,015
      Long-term capital gain................................               51,537                       --
      Tax return of capital.................................                6,332                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  194                      155
      Long-term capital gain................................                  202                       --
      Tax return of capital.................................                   25                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  206                      156
      Long-term capital gain................................                  202                       --
      Tax return of capital.................................                   25                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  219                      156
      Long-term capital gain................................                  202                       --
      Tax return of capital.................................                   25                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  222                      156
      Long-term capital gain................................                  202                       --
      Tax return of capital.................................                   25                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................              835,295                  318,942
      Long-term capital gain................................              782,650                       --
      Tax return of capital.................................               96,159                       --

RiverSource Retirement Plus 2040 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................               43,995                    4,823
      Long-term capital gain................................               27,088                       --
      Tax return of capital.................................               25,334                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  209                      161
      Long-term capital gain................................                  141                       --
      Tax return of capital.................................                  132                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  222                      161
      Long-term capital gain................................                  141                       --
      Tax return of capital.................................                  132                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  235                      162
      Long-term capital gain................................                  141                       --
      Tax return of capital.................................                  132                       --

--------------------------------------------------------------------------------

 86 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
CLASS R5
Distributions paid from:
      Ordinary income.......................................           $      238                 $    162
      Long-term capital gain................................                  141                       --
      Tax return of capital.................................                  132                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,158,848                  642,922
      Long-term capital gain................................              701,054                       --
      Tax return of capital.................................              655,673                       --

RiverSource Retirement Plus 2045 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................               44,755                    7,640
      Long-term capital gain................................               33,233                       --
      Tax return of capital.................................                4,145                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  221                      152
      Long-term capital gain................................                  186                       --
      Tax return of capital.................................                   15                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  233                      152
      Long-term capital gain................................                  186                       --
      Tax return of capital.................................                   15                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  246                      152
      Long-term capital gain................................                  186                       --
      Tax return of capital.................................                   15                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  249                      152
      Long-term capital gain................................                  186                       --
      Tax return of capital.................................                   15                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................              372,776                  119,052
      Long-term capital gain................................              275,659                       --
      Tax return of capital.................................               29,736                       --

* Class A and Class Y shares are for the period from May 18, 2006 (when shares became publicly available) to April 30, 2007. Class R2, Class R3, Class R4 and Class R5 shares are for the period from Dec. 11, 2006 (inception date) to April 30, 2007.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  87

At April 30, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                      UNDISTRIBUTED                                  UNREALIZED
                                               UNDISTRIBUTED           ACCUMULATED            ACCUMULATED           APPRECIATION
FUND                                          ORDINARY INCOME         LONG-TERM GAIN         REALIZED LOSS         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010
Fund.................................              $ --                    $ --               $       --            $   (911,418)
RiverSource Retirement Plus 2015
   Fund..............................                --                      --                       --              (1,457,929)
RiverSource Retirement Plus 2020
   Fund..............................                --                      --                       --              (2,024,630)
RiverSource Retirement Plus 2025
   Fund..............................                --                      --                       --              (2,100,375)
RiverSource Retirement Plus 2030
   Fund..............................                --                      (1)                      --              (2,006,860)
RiverSource Retirement Plus 2035
   Fund..............................                --                      --                       --              (1,204,276)
RiverSource Retirement Plus 2040
   Fund..............................                --                      --                 (103,637)               (843,581)
RiverSource Retirement Plus 2045
   Fund..............................                --                      --                       --                (566,511)

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning May 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Retirement Plus 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee of $19.50 for Class A for this service. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3, Class R4 and Class Y pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares. The fee is calculated at a rate of 0.15% of each Fund's average daily net assets attributable to Class Y shares.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Funds. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

--------------------------------------------------------------------------------

 88 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

Sales charges received by the Distributor for distributing the Funds' shares for the year ended April 30, 2008 are as follows:

FUND                                                                 CLASS A
----------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                $32,694
RiverSource Retirement Plus 2015 Fund                                 70,298
RiverSource Retirement Plus 2020 Fund                                 41,850
RiverSource Retirement Plus 2025 Fund                                 49,187
RiverSource Retirement Plus 2030 Fund                                 51,530
RiverSource Retirement Plus 2035 Fund                                 31,469
RiverSource Retirement Plus 2040 Fund                                 39,332
RiverSource Retirement Plus 2045 Fund                                 23,890

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the year ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), were as follows:

FUND                                            CLASS A       CLASS R2       CLASS R3       CLASS R4       CLASS R5       CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund            0.37%          0.58%          0.33%          0.08%          0.08%         0.22%
RiverSource Retirement Plus 2015 Fund            0.38           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2020 Fund            0.41           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2025 Fund            0.42           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2030 Fund            0.42           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2035 Fund            0.43           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2040 Fund            0.43           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2045 Fund            0.43           0.58           0.33           0.08           0.08          0.21

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were as follows:

FUND                                            CLASS A       CLASS R2       CLASS R3       CLASS R4       CLASS R5       CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund           $   --           $1             $2             $1             $1          $3,242
RiverSource Retirement Plus 2015 Fund               --            1              2              1              1           4,830
RiverSource Retirement Plus 2020 Fund               --            1              2              1              1           7,024
RiverSource Retirement Plus 2025 Fund              401            1              2              1              1           6,871
RiverSource Retirement Plus 2030 Fund              126            1              2              1              1           6,762
RiverSource Retirement Plus 2035 Fund              428            1              2              1              1           4,027
RiverSource Retirement Plus 2040 Fund            1,499            1              2              1              1           4,760
RiverSource Retirement Plus 2045 Fund            1,523            1              2              1              1           1,509

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  89

Of these waived/reimbursed fees and expenses, the administrative services fees and other Fund level expenses waived were as follows:

FUND                                                               AMOUNT
--------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                              $62,828
RiverSource Retirement Plus 2015 Fund                               58,969
RiverSource Retirement Plus 2020 Fund                               52,878
RiverSource Retirement Plus 2025 Fund                               56,139
RiverSource Retirement Plus 2030 Fund                               53,034
RiverSource Retirement Plus 2035 Fund                               59,049
RiverSource Retirement Plus 2040 Fund                               53,509
RiverSource Retirement Plus 2045 Fund                               59,598

Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were as follows:

FUND                                                            CLASS R2       CLASS R3       CLASS R4       CLASS Y
--------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                             $12            $12            $12           $396
RiverSource Retirement Plus 2015 Fund                              12             13             13            310
RiverSource Retirement Plus 2020 Fund                              13             13             13            450
RiverSource Retirement Plus 2025 Fund                              13             13             13            381
RiverSource Retirement Plus 2030 Fund                              13             15             13            417
RiverSource Retirement Plus 2035 Fund                              13             13             13            531
RiverSource Retirement Plus 2040 Fund                              13             13             13            614
RiverSource Retirement Plus 2045 Fund                              13             13             13            443

Under an agreement, which was effective until Oct. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) would not exceed 0.49% for Class A, 0.88% for Class R2, 0.63% for Class R3, 0.38% for Class R4, 0.13% for Class R5 and 0.26% for Class Y of each Fund's average daily net assets. Effective Nov. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y of each Funds' average daily net assets until April 30, 2009, unless sooner terminated at the discretion of the Board.

For the year ended April 30, 2008, each Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                               AMOUNT
-------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                               $39
RiverSource Retirement Plus 2020 Fund                               139
RiverSource Retirement Plus 2025 Fund                                 3
RiverSource Retirement Plus 2030 Fund                                11
RiverSource Retirement Plus 2040 Fund                                15
RiverSource Retirement Plus 2045 Fund                                 2

Each Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

For the year ended April 30, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                  PURCHASES           PROCEEDS
----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                $17,097,811         $16,692,514
RiverSource Retirement Plus 2015 Fund                                 19,190,193          12,982,655
RiverSource Retirement Plus 2020 Fund                                 18,844,568          21,653,947
RiverSource Retirement Plus 2025 Fund                                 15,690,491          15,094,387
RiverSource Retirement Plus 2030 Fund                                 17,988,340          18,218,179
RiverSource Retirement Plus 2035 Fund                                 11,483,788           9,317,161
RiverSource Retirement Plus 2040 Fund                                 12,947,911          23,041,333
RiverSource Retirement Plus 2045 Fund                                  8,631,346           4,177,727

Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 90 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

RiverSource Retirement Plus 2010 Fund

                                                                                  YEAR ENDED APRIL 30, 2008
                                                                            ISSUED FOR
                                                                            REINVESTED                            NET
                                                                 SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                         429,460        23,732         (104,184)         349,008
Class Y                                                         609,357       160,803       (1,021,141)        (250,981)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 PERIOD ENDED APRIL 30, 2007
                                                                              ISSUED FOR
                                                                              REINVESTED                          NET
                                                                  SOLD       DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                        130,180        1,131        (79,968)            51,343
Class R2(b)                                                           468           --             --                468
Class R3(b)                                                           468           --             --                468
Class R4(b)                                                           468           --             --                468
Class R5(b)                                                           468           --             --                468
Class Y(a)                                                      1,927,331       41,449        (426,488)        1,542,292
-----------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2015 Fund

                                                                                 YEAR ENDED APRIL 30, 2008
                                                                            ISSUED FOR
                                                                            REINVESTED                          NET
                                                                 SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         514,341        32,039       (43,975)          502,405
Class Y                                                         414,609       199,558       (410,832)         203,335
---------------------------------------------------------------------------------------------------------------------------

                                                                                 PERIOD ENDED APRIL 30, 2007
                                                                              ISSUED FOR
                                                                              REINVESTED                          NET
                                                                  SOLD       DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                        144,139        3,262         (7,193)           140,208
Class R2(b)                                                           465           --             --                465
Class R3(b)                                                           465           --             --                465
Class R4(b)                                                           465           --             --                465
Class R5(b)                                                           465           --             --                465
Class Y(a)                                                      2,385,755       37,278        (239,080)        2,183,953
-----------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2020 Fund

                                                                                  YEAR ENDED APRIL 30, 2008
                                                                            ISSUED FOR
                                                                            REINVESTED                            NET
                                                                 SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                         198,449        29,713          (48,544)         179,618
Class Y                                                         608,500       329,166       (1,298,284)        (360,618)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 PERIOD ENDED APRIL 30, 2007
                                                                              ISSUED FOR
                                                                              REINVESTED                          NET
                                                                  SOLD       DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                        176,149        2,897        (16,300)           162,746
Class R2(b)                                                           464           --             --                464
Class R3(b)                                                           464           --             --                464
Class R4(b)                                                           464           --             --                464
Class R5(b)                                                           464           --             --                464
Class Y(a)                                                      3,501,650       64,222        (265,330)        3,300,542
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  91

RiverSource Retirement Plus 2025 Fund

                                                                             YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                        NET
                                                               SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------------------
Class A                                                       152,449       19,180      (43,313)         128,316
Class Y                                                       360,208      283,998      (576,963)         67,243
----------------------------------------------------------------------------------------------------------------------

                                                                             PERIOD ENDED APRIL 30, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                        NET
                                                                SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class (a)                                                       147,533       2,626        (4,369)          145,790
Class R2(b)                                                         466          --            --               466
Class R3(b)                                                         466          --            --               466
Class R4(b)                                                         465          --            --               465
Class R5(b)                                                         465          --            --               465
Class Y(a)                                                    3,405,266      42,304       (181,671)       3,265,899
------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

                                                                              YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                          NET
                                                               SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A                                                       209,232       21,128         (27,581)        202,779
Class Y                                                       659,968      281,456      (1,080,409)       (138,985)
------------------------------------------------------------------------------------------------------------------------

                                                                             PERIOD ENDED APRIL 30, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                        NET
                                                                SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A (a)                                                     116,123       2,179        (8,416)          109,886
Class R2 (b)                                                        464          --            --               464
Class R3 (b)                                                        464          --            --               464
Class R4 (a)                                                        464          --            --               464
Class R5 (b)                                                        464          --            --               464
Class Y (a)                                                   3,205,193      50,874       (154,488)       3,101,579
------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2035 Fund

                                                                             YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                        NET
                                                               SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------------------
Class A                                                       100,344       11,150      (30,130)          81,364
Class Y                                                       452,487      170,286      (405,744)        217,029
----------------------------------------------------------------------------------------------------------------------

                                                                             PERIOD ENDED APRIL 30, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                        NET
                                                                SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                       76,521       1,123        (1,220)           76,424
Class R2(b)                                                         467          --            --               467
Class R3(b)                                                         467          --            --               467
Class R4(b)                                                         467          --            --               467
Class R5(b)                                                         467          --            --               467
Class Y(a)                                                    1,931,600      30,005       (137,841)       1,823,764
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 92 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2040 Fund

                                                                              YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                          NET
                                                               SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A                                                       110,516        9,744          (5,708)         114,552
Class Y                                                       588,433      252,777      (1,950,468)      (1,109,258)
------------------------------------------------------------------------------------------------------------------------

                                                                             PERIOD ENDED APRIL 30, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                        NET
                                                                SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                       37,627         429        (2,291)           35,765
Class R2(b)                                                         464          --            --               464
Class R3(b)                                                         464          --            --               464
Class R4(b)                                                         464          --            --               464
Class R5(b)                                                         464          --            --               464
Class Y(a)                                                    2,444,665      60,838       (173,794)       2,331,709
------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2045 Fund

                                                                             YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                        NET
                                                               SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------------------
Class A                                                        91,524       8,080        (9,858)          89,746
Class Y                                                       565,492      66,062       (255,153)        376,401
----------------------------------------------------------------------------------------------------------------------

                                                                            PERIOD ENDED APRIL 30, 2007
                                                                         ISSUED FOR
                                                                         REINVESTED                        NET
                                                               SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------------------
Class A(a)                                                     40,204         649        (1,341)          39,512
Class R2(b)                                                       466          --            --              466
Class R3(b)                                                       466          --            --              466
Class R4(b)                                                       466          --            --              466
Class R5(b)                                                       466          --            --              466
Class Y(a)                                                    579,428      10,803       (52,156)         538,075
----------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Each Fund had no borrowings during the year ended April 30, 2008.

6. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2007 and their fiscal year

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT 93 end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2008, RiverSource Retirement Plus 2040 Fund had a post-October loss of $103,637 that is treated for income tax purposes as occurring on May 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-overs have been offset or expire.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 94 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Retirement Plus 2010 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $10.91                  $9.64
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .22(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.55)                  1.44
-----------------------------------------------------------------------
Total from investment operations            (.33)                  1.64
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.33)                  (.32)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.07)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.51                 $10.91
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $4                     $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .84%                  1.37%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .37%                   .48%(f)
-----------------------------------------------------------------------
Net investment income (loss)               2.20%                  2.04%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      92%                    80%
-----------------------------------------------------------------------
Total return(i)                           (3.29%)                17.27%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $10.90                 $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .22(c)                 .18
Net gains (losses) (both realized
 and unrealized)                            (.56)                   .39
-----------------------------------------------------------------------
Total from investment operations            (.34)                   .57
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.30)                  (.30)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.04)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               1.18%                  1.64%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)               2.09%                  3.06%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      92%                    80%
-----------------------------------------------------------------------
Total return(i)                           (3.35%)                 5.55%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  95

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $10.90                 $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .24(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.55)                   .39
-----------------------------------------------------------------------
Total from investment operations            (.31)                   .58
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.33)                  (.31)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.07)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .93%                  1.36%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)               2.34%                  3.31%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      92%                    80%
-----------------------------------------------------------------------
Total return(i)                           (3.11%)                 5.62%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $10.90                 $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .27(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.56)                   .38
-----------------------------------------------------------------------
Total from investment operations            (.29)                   .59
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.35)                  (.32)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.09)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .68%                  1.13%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)               2.59%                  3.56%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      92%                    80%
-----------------------------------------------------------------------
Total return(i)                           (2.86%)                 5.70%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 96 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $10.90                 $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .27(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.56)                   .38
-----------------------------------------------------------------------
Total from investment operations            (.29)                   .60
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.35)                  (.33)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.09)                  (.38)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .42%                   .89%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)                2.59%                  3.81%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       92%                    80%
-----------------------------------------------------------------------
Total return(i)                            (2.87%)                 5.77%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $10.91                  $9.64
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .23(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.54)                  1.43
-----------------------------------------------------------------------
Total from investment operations            (.31)                  1.66
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.34)                  (.34)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.08)                  (.39)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.91
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $12                    $17
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .58%                  1.08%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .22%                   .21%(f)
-----------------------------------------------------------------------
Net investment income (loss)                2.21%                  2.45%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       92%                    80%
-----------------------------------------------------------------------
Total return(i)                            (3.11%)                17.49%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  97

RiverSource Retirement Plus 2015 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.03                  $9.60
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .18(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.59)                  1.57
-----------------------------------------------------------------------
Total from investment operations            (.41)                  1.78
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.29)                  (.30)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.91)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.71                 $11.03
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $6                     $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                    .63%                  1.69%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                .38%                   .45%(e)
-----------------------------------------------------------------------
Net investment income (loss)               1.76%                  1.85%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                      47%                    48%
-----------------------------------------------------------------------
Total return(g)                           (3.93%)                18.79%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.02                 $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .18(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .42
-----------------------------------------------------------------------
Total from investment operations            (.43)                   .63
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.87)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.72                 $11.02
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                   1.04%                  1.34%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                .58%                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)               1.67%                  2.57%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                      47%                    48%
-----------------------------------------------------------------------
Total return(g)                           (4.14%)                 6.05%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 98 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.03                 $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .20(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.60)                   .42
-----------------------------------------------------------------------
Total from investment operations            (.40)                   .64
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.28)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.90)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.73                 $11.03
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                    .80%                  1.07%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                .33%                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)               1.93%                  2.81%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                      47%                    48%
-----------------------------------------------------------------------
Total return(g)                           (3.89%)                 6.15%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.04                 $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .23(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .42
-----------------------------------------------------------------------
Total from investment operations            (.38)                   .65
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.30)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.92)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.74                 $11.04
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                    .54%                   .83%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                .08%                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)               2.19%                  3.06%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                      47%                    48%
-----------------------------------------------------------------------
Total return(g)                           (3.63%)                 6.26%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  99

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.05                 $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .23(c)                 .24
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .42
-----------------------------------------------------------------------
Total from investment operations            (.38)                   .66
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.31)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.93)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.74                 $11.05
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .29%                   .59%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .08%                   .13%(e)
-----------------------------------------------------------------------
Net investment income (loss)                2.18%                  3.31%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       47%                   48%
-----------------------------------------------------------------------
Total return(g)                            (3.66%)                 6.36%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.05                  $9.60
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.59)                  1.58
-----------------------------------------------------------------------
Total from investment operations            (.40)                  1.81
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.30)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.92)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.73                 $11.05
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $23                    $24
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .45%                  1.01%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .22%                   .21%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.80%                  2.01%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       47%                    48%
-----------------------------------------------------------------------
Total return(g)                            (3.86%)                19.08%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 100 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2020 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.07                  $9.57
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.61)                  1.67
-----------------------------------------------------------------------
Total from investment operations            (.47)                  1.87
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.31)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                         (.99)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.61                 $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $3                     $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .57%                  1.04%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .41%                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.33%                  1.13%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    40%
-----------------------------------------------------------------------
Total return(i)                           (4.58%)                19.76%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.07                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .13(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .48
-----------------------------------------------------------------------
Total from investment operations            (.48)                   .67
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.22)                  (.31)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                         (.95)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .98%                  1.23%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.26%                  2.33%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    40%
-----------------------------------------------------------------------
Total return(i)                           (4.65%)                 6.47%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  101

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.08                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.62)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.46)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.32)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                         (.97)                  (.38)
-----------------------------------------------------------------------
Net asset value, end of period             $9.65                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .73%                   .96%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.51%                  2.59%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    40%
-----------------------------------------------------------------------
Total return(i)                           (4.40%)                 6.58%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.09                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.62)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.43)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.27)                  (.32)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                        (1.00)                  (.38)
-----------------------------------------------------------------------
Net asset value, end of period             $9.66                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .48%                   .72%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.77%                  2.84%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    40%
-----------------------------------------------------------------------
Total return(i)                           (4.14%)                 6.68%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 102 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.10                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.62)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.43)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.28)                  (.32)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                        (1.01)                  (.38)
-----------------------------------------------------------------------
Net asset value, end of period             $9.66                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .22%                   .48%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.77%                  3.09%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    40%
-----------------------------------------------------------------------
Total return(i)                            (4.17%)                 6.78%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.09                  $9.57
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.59)                  1.68
-----------------------------------------------------------------------
Total from investment operations            (.44)                  1.89
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.27)                  (.31)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                        (1.00)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.65                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $29                    $37
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .38%                   .75%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .22%                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.39%                  1.62%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    40%
-----------------------------------------------------------------------
Total return(i)                            (4.28%)                20.03%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  103

RiverSource Retirement Plus 2025 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.08                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.63
-----------------------------------------------------------------------
Total from investment operations            (.52)                  1.85
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.23)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.91)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.65                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $3                     $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .61%                  1.39%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .42%                   .48%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.00%                  1.42%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.93%)                19.53%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.09                 $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .47
-----------------------------------------------------------------------
Total from investment operations            (.53)                   .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.20)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.88)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.68                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .97%                  1.27%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.02%                  2.22%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (5.03%)                 6.52%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 104 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.10                 $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.65)                   .47
-----------------------------------------------------------------------
Total from investment operations            (.51)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.23)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.91)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.68                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .73%                  1.00%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.28%                  2.46%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.88%)                 6.63%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.11                 $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .47
-----------------------------------------------------------------------
Total from investment operations            (.48)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.94)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.69                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .48%                   .76%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.54%                  2.71%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.63%)                 6.73%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  105

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.12                 $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .24
Net gains (losses) (both realized
 and unrealized)                            (.65)                   .47
-----------------------------------------------------------------------
Total from investment operations            (.49)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.94)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.69                 $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .23%                   .52%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.54%                  2.96%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.65%)                 6.83%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.11                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.65
-----------------------------------------------------------------------
Total from investment operations            (.50)                  1.88
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.93)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.68                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $32                    $37
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .40%                   .89%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .22%                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.11%                  1.50%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.77%)                19.87%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 106 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2030 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.13                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .13(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.65)                  1.71
-----------------------------------------------------------------------
Total from investment operations            (.52)                  1.91
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.90)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.71                 $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $3                     $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .59%                  1.37%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .42%                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.23%                  1.47%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.91%)                20.16%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.12                 $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.53)                   .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.20)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.86)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.73                 $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               1.00%                  1.34%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.02%                  2.23%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (5.01%)                 6.51%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  107

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.13                 $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.50)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.22)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.88)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.75                 $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .77%                  1.07%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.05%                  2.48%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.74%)                 6.61%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.14                 $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.92)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.75                 $11.14
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .50%                   .83%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.53%                  2.73%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.50%)                 6.71%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 108 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.15                 $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.48)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.92)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.75                 $11.15
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .24%                   .59%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.53%                  2.98%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.53%)                 6.81%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2006(B)
Net asset value, beginning of
 period                                   $11.15                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.72
-----------------------------------------------------------------------
Total from investment operations            (.50)                  1.93
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.91)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.74                 $11.15
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $29                    $35
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .39%                   .86%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .22%                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.15%                  1.52%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.73%)                20.41%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  109

RiverSource Retirement Plus 2035 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.06                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.63
-----------------------------------------------------------------------
Total from investment operations            (.51)                  1.82
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.31)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.94)                  (.32)
-----------------------------------------------------------------------
Net asset value, end of period             $9.61                 $11.06
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $2                     $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .78%                  2.95%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .43%                   .49%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.07%                  1.01%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.93%)                19.27%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.06                 $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.53)                   .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.20)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.90)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.63                 $11.06
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                    1.11%                  1.62%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .58%                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.03%                  2.23%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (5.05%)                 6.56%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 110 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.07                 $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.50)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.23)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.93)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .87%                  1.35%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .33%                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.29%                  2.48%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.80%)                 6.66%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.08                 $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.96)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.65                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .61%                  1.11%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .08%                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.55%                  2.73%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.55%)                 6.76%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  111

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.09                 $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.65)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.49)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.96)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .35%                   .87%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .08%                   .13%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.54%                  2.97%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.67%)                 6.87%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.08                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.61)                  1.64
-----------------------------------------------------------------------
Total from investment operations            (.49)                  1.85
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.95)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $20                    $20
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .52%                  1.21%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .22%                   .22%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.11%                  1.55%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.69%)                19.58%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 112 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2040 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.11                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10(c)                 .15
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.74
-----------------------------------------------------------------------
Total from investment operations            (.52)                  1.89
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.31)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.08)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.51                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $1                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .93%                  1.53%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .43%                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)                .99%                  1.10%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      52%                    33%
-----------------------------------------------------------------------
Total return(i)                           (5.01%)                19.99%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.10                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .14
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .54
-----------------------------------------------------------------------
Total from investment operations            (.52)                   .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.21)                  (.32)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.04)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.54                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               1.09%                  1.24%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.07%                  2.24%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      52%                    33%
-----------------------------------------------------------------------
Total return(i)                           (5.01%)                 6.48%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  113

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.11                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .15
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .54
-----------------------------------------------------------------------
Total from investment operations            (.49)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.32)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.07)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.55                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .85%                   .98%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.33%                  2.49%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       52%                    33%
-----------------------------------------------------------------------
Total return(i)                            (4.76%)                 6.59%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.12                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .17(c)                 .16
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .54
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.09)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.56                 $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .59%                   .74%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.59%                  2.74%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       52%                    33%
-----------------------------------------------------------------------
Total return(i)                            (4.51%)                 6.69%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 114 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.13                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .17(c)                 .17
Net gains (losses) (both realized
 and unrealized)                            (.65)                   .54
-----------------------------------------------------------------------
Total from investment operations            (.48)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.27)                  (.32)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.10)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.55                 $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .34%                   .50%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.58%                  2.99%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      52%                    33%
-----------------------------------------------------------------------
Total return(i)                           (4.63%)                 6.79%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.13                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .13(c)                 .16
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.75
-----------------------------------------------------------------------
Total from investment operations            (.49)                  1.91
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.31)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.09)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.55                 $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $12                    $26
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .46%                   .79%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .22%                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.20%                  1.53%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      52%                    33%
-----------------------------------------------------------------------
Total return(i)                           (4.74%)                20.26%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  115

RiverSource Retirement Plus 2045 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.10                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .17
Net gains (losses) (both realized
 and unrealized)                            (.64)                  1.69
-----------------------------------------------------------------------
Total from investment operations            (.52)                  1.86
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.31)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.94)                  (.32)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $1                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.37%                  4.82%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .43%                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.20%                  1.28%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    57%
-----------------------------------------------------------------------
Total return(i)                            (4.93%)                19.63%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.08                 $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .15
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .52
-----------------------------------------------------------------------
Total from investment operations            (.52)                   .67
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.20)                  (.31)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.90)                  (.32)
-----------------------------------------------------------------------
Net asset value, end of period             $9.66                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.51%                  2.74%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.03%                  2.19%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    57%
-----------------------------------------------------------------------
Total return(i)                            (4.93%)                 6.48%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 116 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.09                 $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .17
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .52
-----------------------------------------------------------------------
Total from investment operations            (.50)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.23)                  (.32)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.93)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.66                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.27%                  2.47%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.29%                  2.44%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    57%
-----------------------------------------------------------------------
Total return(i)                            (4.78%)                 6.58%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.10                 $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .17(c)                 .18
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .52
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.96)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.67                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.01%                  2.23%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.55%                  2.69%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    57%
-----------------------------------------------------------------------
Total return(i)                            (4.52%)                 6.68%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  117

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.11                 $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .52
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.27)                  (.32)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.97)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.67                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .75%                  1.99%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.55%                  2.94%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    57%
-----------------------------------------------------------------------
Total return(i)                           (4.55%)                 6.78%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.12                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.61)                  1.69
-----------------------------------------------------------------------
Total from investment operations            (.49)                  1.88
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.31)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.96)                  (.32)
-----------------------------------------------------------------------
Net asset value, end of period             $9.67                 $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                    $9                     $6
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .95%                  3.01%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .21%                   .23%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.18%                  1.59%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    57%
-----------------------------------------------------------------------
Total return(i)                           (4.72%)                19.93%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 118 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM ----------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

RIVERSOURCE SERIES TRUST:

We have audited the accompanying statements of assets and liabilities, including the investments in affiliated funds, of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, and RiverSource Retirement Plus 2045 Fund (eight of the portfolios constituting the RiverSource Series Trust, formerly RiverSource Retirement Series Trust) (the Funds) as of April 30, 2008, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Funds for the periods presented through April 30, 2007, were audited by other auditors whose report dated June 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Series Trust at April 30, 2008, the results of their operations, changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

June 20, 2008

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  119

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Retirement Plus 2010 Fund
Fiscal year ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          26.60%
      Dividends Received Deduction for corporations.........          23.79%
      U.S. Government Obligations...........................           2.57%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03382
Sept. 25, 2007..............................................         0.03761
Dec. 20, 2007...............................................         0.57885
March 28, 2008..............................................         0.02348
Total.......................................................        $0.67376

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.21284
Tax return of capital distribution..........................        $0.18148
Total distributions.........................................        $1.06808

CLASS R2

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          26.60%
      Dividends Received Deduction for corporations.........          23.79%
      U.S. Government Obligations...........................           2.57%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.01873
Sept. 25, 2007..............................................         0.02349
Dec. 20, 2007...............................................         0.58624
March 28, 2008..............................................         0.01794
Total.......................................................        $0.64640

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.21284
Tax return of capital distribution..........................        $0.18148
Total distributions.........................................        $1.04072

CLASS R3

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          26.60%
      Dividends Received Deduction for corporations.........          23.79%
      U.S. Government Obligations...........................           2.57%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.02554
Sept. 25, 2007..............................................         0.03026
Dec. 20, 2007...............................................         0.59273
March 28, 2008..............................................         0.02424
Total.......................................................        $0.67277

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.21284
Tax return of capital distribution..........................        $0.18148
Total distributions.........................................        $1.06709

CLASS R4

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          26.60%
      Dividends Received Deduction for corporations.........          23.79%
      U.S. Government Obligations...........................           2.57%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03238
Sept. 25, 2007..............................................         0.03703
Dec. 20, 2007...............................................         0.59920
March 28, 2008..............................................         0.03057
Total.......................................................        $0.69918

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.21284
Tax return of capital distribution..........................        $0.18148
Total distributions.........................................        $1.09350

CLASS R5

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          26.60%
      Dividends Received Deduction for corporations.........          23.79%
      U.S. Government Obligations...........................           2.57%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03919
Sept. 25, 2007..............................................         0.04384
Dec. 20, 2007...............................................         0.58545
March 28, 2008..............................................         0.03003
Total.......................................................        $0.69851

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.21284
Tax return of capital distribution..........................        $0.18148
Total distributions.........................................        $1.09283

CLASS Y

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          26.60%
      Dividends Received Deduction for corporations.........          23.79%
      U.S. Government Obligations...........................           2.57%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03615
Sept. 25, 2007..............................................         0.04024
Dec. 20, 2007...............................................         0.58184
March 28, 2008..............................................         0.02536
Total.......................................................        $0.68359

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.21284
Tax return of capital distribution..........................        $0.18148
Total distributions.........................................        $1.07791

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

 120 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2015 Fund
Fiscal year ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          33.29%
      Dividends Received Deduction for corporations.........          29.19%
      U.S. Government Obligations...........................           2.29%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.52789

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.29537
Tax return of capital distribution..........................        $0.09049
Total distributions.........................................        $0.91375

CLASS R2

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          33.29%
      Dividends Received Deduction for corporations.........          29.19%
      U.S. Government Obligations...........................           2.29%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.48425

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.29537
Tax return of capital distribution..........................        $0.09049
Total distributions.........................................        $0.87011

CLASS R3

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          33.29%
      Dividends Received Deduction for corporations.........          29.19%
      U.S. Government Obligations...........................           2.29%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.51143

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.29537
Tax return of capital distribution..........................        $0.09049
Total distributions.........................................        $0.89729

CLASS R4

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          33.29%
      Dividends Received Deduction for corporations.........          29.19%
      U.S. Government Obligations...........................           2.29%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.53876

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.29537
Tax return of capital distribution..........................        $0.09049
Total distributions.........................................        $0.92462

CLASS R5

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          33.29%
      Dividends Received Deduction for corporations.........          29.19%
      U.S. Government Obligations...........................           2.29%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.54568

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.29537
Tax return of capital distribution..........................        $0.09049
Total distributions.........................................        $0.93154

CLASS Y

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          33.29%
      Dividends Received Deduction for corporations.........          29.19%
      U.S. Government Obligations...........................           2.29%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.53394

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.29537
Tax return of capital distribution..........................        $0.09049
Total distributions.........................................        $0.91980

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  121

RiverSource Retirement Plus 2020 Fund
Fiscal year ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          36.77%
      Dividends Received Deduction for corporations.........          31.05%
      U.S. Government Obligations...........................           1.57%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.50754

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.26471
Tax return of capital distribution..........................        $0.21301
Total distributions.........................................        $0.98526

CLASS R2

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          36.77%
      Dividends Received Deduction for corporations.........          31.05%
      U.S. Government Obligations...........................           1.57%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.46901

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.26471
Tax return of capital distribution..........................        $0.21301
Total distributions.........................................        $0.94673

CLASS R3

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          36.77%
      Dividends Received Deduction for corporations.........          31.05%
      U.S. Government Obligations...........................           1.57%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.49633

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.26471
Tax return of capital distribution..........................        $0.21301
Total distributions.........................................        $0.97405

CLASS R4

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          36.77%
      Dividends Received Deduction for corporations.........          31.05%
      U.S. Government Obligations...........................           1.57%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.52377

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.26471
Tax return of capital distribution..........................        $0.21301
Total distributions.........................................        $1.00149

CLASS R5

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          36.77%
      Dividends Received Deduction for corporations.........          31.05%
      U.S. Government Obligations...........................           1.57%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.53075

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.26471
Tax return of capital distribution..........................        $0.21301
Total distributions.........................................        $1.00847

CLASS Y

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          36.77%
      Dividends Received Deduction for corporations.........          31.05%
      U.S. Government Obligations...........................           1.57%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.51906

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.26471
Tax return of capital distribution..........................        $0.21301
Total distributions.........................................        $0.99678

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

 122 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2025 Fund
Fiscal year ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          42.66%
      Dividends Received Deduction for corporations.........          35.39%
      U.S. Government Obligations...........................           1.06%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.45016

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.36086
Tax return of capital distribution..........................        $0.10353
Total distributions.........................................        $0.91455

CLASS R2

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          42.66%
      Dividends Received Deduction for corporations.........          35.39%
      U.S. Government Obligations...........................           1.06%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.41657

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.36086
Tax return of capital distribution..........................        $0.10353
Total distributions.........................................        $0.88096

CLASS R3

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          42.66%
      Dividends Received Deduction for corporations.........          35.39%
      U.S. Government Obligations...........................           1.06%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.44396

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.36086
Tax return of capital distribution..........................        $0.10353
Total distributions.........................................        $0.90835

CLASS R4

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          42.66%
      Dividends Received Deduction for corporations.........          35.39%
      U.S. Government Obligations...........................           1.06%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.47143

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.36086
Tax return of capital distribution..........................        $0.10353
Total distributions.........................................        $0.93582

CLASS R5

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          42.66%
      Dividends Received Deduction for corporations.........          35.39%
      U.S. Government Obligations...........................           1.06%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.47839

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.36086
Tax return of capital distribution..........................        $0.10353
Total distributions.........................................        $0.94278

CLASS Y

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          42.66%
      Dividends Received Deduction for corporations.........          35.39%
      U.S. Government Obligations...........................           1.06%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.46655

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.36086
Tax return of capital distribution..........................        $0.10353
Total distributions.........................................        $0.93094

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  123

RiverSource Retirement Plus 2030 Fund
Fiscal year ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          46.35%
      Dividends Received Deduction for corporations.........          38.20%
      U.S. Government Obligations...........................           1.07%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43084

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.32235
Tax return of capital distribution..........................        $0.15052
Total distributions.........................................        $0.90371

CLASS R2

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          46.35%
      Dividends Received Deduction for corporations.........          38.20%
      U.S. Government Obligations...........................           1.07%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.38958

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.32235
Tax return of capital distribution..........................        $0.15052
Total distributions.........................................        $0.86245

CLASS R3

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          46.35%
      Dividends Received Deduction for corporations.........          38.20%
      U.S. Government Obligations...........................           1.07%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.40864

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.32235
Tax return of capital distribution..........................        $0.15052
Total distributions.........................................        $0.88151

CLASS R4

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          46.35%
      Dividends Received Deduction for corporations.........          38.20%
      U.S. Government Obligations...........................           1.07%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.44462

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.32235
Tax return of capital distribution..........................        $0.15052
Total distributions.........................................        $0.91749

CLASS R5

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          46.35%
      Dividends Received Deduction for corporations.........          38.20%
      U.S. Government Obligations...........................           1.07%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.45161

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.32235
Tax return of capital distribution..........................        $0.15052
Total distributions.........................................        $0.92448

CLASS Y

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          46.35%
      Dividends Received Deduction for corporations.........          38.20%
      U.S. Government Obligations...........................           1.07%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.44008

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.32235
Tax return of capital distribution..........................        $0.15052
Total distributions.........................................        $0.91295

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

 124 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2035 Fund
Fiscal year ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          44.99%
      Dividends Received Deduction for corporations.........          37.21%
      U.S. Government Obligations...........................           1.14%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.44476

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43816
Tax return of capital distribution..........................        $0.05333
Total distributions.........................................        $0.93625

CLASS R2

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          44.99%
      Dividends Received Deduction for corporations.........          37.21%
      U.S. Government Obligations...........................           1.14%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.40943

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43816
Tax return of capital distribution..........................        $0.05333
Total distributions.........................................        $0.90092

CLASS R3

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          44.99%
      Dividends Received Deduction for corporations.........          37.21%
      U.S. Government Obligations...........................           1.14%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43674

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43816
Tax return of capital distribution..........................        $0.05333
Total distributions.........................................        $0.92823

CLASS R4

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          44.99%
      Dividends Received Deduction for corporations.........          37.21%
      U.S. Government Obligations...........................           1.14%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.46412

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43816
Tax return of capital distribution..........................        $0.05333
Total distributions.........................................        $0.95561

CLASS R5

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          44.99%
      Dividends Received Deduction for corporations.........          37.21%
      U.S. Government Obligations...........................           1.14%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.47108

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43816
Tax return of capital distribution..........................        $0.05333
Total distributions.........................................        $0.96257

CLASS Y

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          44.99%
      Dividends Received Deduction for corporations.........          37.21%
      U.S. Government Obligations...........................           1.14%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.45917

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43816
Tax return of capital distribution..........................        $0.05333
Total distributions.........................................        $0.95066

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  125

RiverSource Retirement Plus 2040 Fund
Fiscal year ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          43.63%
      Dividends Received Deduction for corporations.........          36.10%
      U.S. Government Obligations...........................           0.81%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.48989

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.30569
Tax return of capital distribution..........................        $0.28355
Total distributions.........................................        $1.07913

CLASS R2

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          43.63%
      Dividends Received Deduction for corporations.........          36.10%
      U.S. Government Obligations...........................           0.81%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.44933

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.30569
Tax return of capital distribution..........................        $0.28355
Total distributions.........................................        $1.03857

CLASS R3

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          43.63%
      Dividends Received Deduction for corporations.........          36.10%
      U.S. Government Obligations...........................           0.81%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.47671

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.30569
Tax return of capital distribution..........................        $0.28355
Total distributions.........................................        $1.06595

CLASS R4

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          43.63%
      Dividends Received Deduction for corporations.........          36.10%
      U.S. Government Obligations...........................           0.81%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.50415

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.30569
Tax return of capital distribution..........................        $0.28355
Total distributions.........................................        $1.09339

CLASS R5

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          43.63%
      Dividends Received Deduction for corporations.........          36.10%
      U.S. Government Obligations...........................           0.81%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.51122

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.30569
Tax return of capital distribution..........................        $0.28355
Total distributions.........................................        $1.10046

CLASS Y

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          43.63%
      Dividends Received Deduction for corporations.........          36.10%
      U.S. Government Obligations...........................           0.81%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.49864

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.30569
Tax return of capital distribution..........................        $0.28355
Total distributions.........................................        $1.08788

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

 126 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2045 Fund
Fiscal year ended April 30, 2008

CLASS A

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          39.67%
      Dividends Received Deduction for corporations.........          33.06%
      U.S. Government Obligations...........................           1.04%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.50884

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.40353
Tax return of capital distribution..........................        $0.03183
Total distributions.........................................        $0.94420

CLASS R2

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          39.67%
      Dividends Received Deduction for corporations.........          33.06%
      U.S. Government Obligations...........................           1.04%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.46851

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.40353
Tax return of capital distribution..........................        $0.03183
Total distributions.........................................        $0.90387

CLASS R3

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          39.67%
      Dividends Received Deduction for corporations.........          33.06%
      U.S. Government Obligations...........................           1.04%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.49587

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.40353
Tax return of capital distribution..........................        $0.03183
Total distributions.........................................        $0.93123

CLASS R4

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          39.67%
      Dividends Received Deduction for corporations.........          33.06%
      U.S. Government Obligations...........................           1.04%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.52336

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.40353
Tax return of capital distribution..........................        $0.03183
Total distributions.........................................        $0.95872

CLASS R5

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          39.67%
      Dividends Received Deduction for corporations.........          33.06%
      U.S. Government Obligations...........................           1.04%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.53036

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.40353
Tax return of capital distribution..........................        $0.03183
Total distributions.........................................        $0.96572

CLASS Y

INCOME DISTRIBUTIONS - the fund designates the following
tax attributes for distributions:
      Qualified Dividend Income for individuals.............          39.67%
      Dividends Received Deduction for corporations.........          33.06%
      U.S. Government Obligations...........................           1.04%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.52034

CAPITAL GAIN DISTRIBUTION - the Fund designates to be taxed as long-term capital gain:

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.40353
Tax return of capital distribution..........................        $0.03183
Total distributions.........................................        $0.95570

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  127

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 101 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member since 2006      Chief Justice, Minnesota Supreme Court,          None
901 S. Marquette Ave.                                     1998-2006; Attorney
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member since 1999      Chair, RiverSource Funds, 1999-2006; former      None
901 S. Marquette Ave.                                     Governor of Minnesota
Minneapolis, MN 55402
Age 73
-------------------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton            Board member since 2007      President, Springboard -- Partners in Cross      None
901 S. Marquette Ave.                                     Cultural Leadership (consulting company)
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member since 2004      Trustee Professor of Economics and               None
901 S. Marquette Ave.                                     Management, Bentley College; former Dean,
Minneapolis, MN 55402                                     McCallum Graduate School of Business,
Age 57                                                    Bentley College
-------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member since 1985      Attorney and Consultant                          None
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 73
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA         Board member since 2005      Former Managing Director, Shikiar Asset          American Progressive
901 S. Marquette Ave.                                     Management                                       Insurance
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member since 2002      President Emeritus and Professor of              Valmont Industries,
901 S. Marquette Ave.        and Chair of the Board       Economics, Carleton College                      Inc. (manufactures
Minneapolis, MN 55402        since 2007                                                                    irrigation systems)
Age 69
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member since 2004      Director, Enterprise Asset Management, Inc.      None
901 S. Marquette Ave.                                     (private real estate and asset management
Minneapolis, MN 55402                                     company)
Age 55
-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member since 2002      Chief Executive Officer and Director,            Idera
901 S. Marquette Ave.                                     RiboNovix, Inc. since 2003 (biotechnology);      Pharmaceutical, Inc.
Minneapolis, MN 55402                                     former President, Forester Biotech               (biotechnology);
Age 64                                                                                                     Healthways, Inc.
                                                                                                           (health management
                                                                                                           programs)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 128 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          Board member since           President -- U.S. Asset Management and           None
53600 Ameriprise             2001,                        Chief Investment Officer, Ameriprise
Financial Center             Vice President since         Financial, Inc. and President, Chairman of
Minneapolis, MN 55474        2002                         the Board and Chief Investment Officer,
Age 47                                                    RiverSource Investments, LLC since 2005;
                                                          Director, President and Chief Executive
                                                          Officer, Ameriprise Certificate Company
                                                          since 2006; Chairman of the Board, Chief
                                                          Executive Officer and President,
                                                          RiverSource Distributors, Inc. since 2006;
                                                          Senior Vice President -- Chief Investment
                                                          Officer, Ameriprise Financial, Inc. and
                                                          Chairman of the Board and Chief Investment
                                                          Officer, RiverSource Investments, LLC,
                                                          2001-2005
-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,
ADDRESS,                 POSITION HELD WITH FUND
AGE                      AND LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since 2006      Director and Senior Vice President, Asset Management,
172 Ameriprise                                     Products and Marketing RiverSource Investments, LLC since
Financial Center                                   2006; Director and Vice President -- Asset Management,
Minneapolis, MN 55474                              Products and Marketing, RiverSource Distributors, Inc. since
Age 42                                             2006; Managing Director and Global Head of Product, Morgan
                                                   Stanley Investment Management, 2004-2006; President,
                                                   Touchstone Investments, 2002-2004
---------------------------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President since      Executive Vice President -- Equity and Fixed Income,
172 Ameriprise           2004                      Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                                   since 2006; Vice President -- Investments, Ameriprise
Minneapolis, MN 55474                              Certificate Company since 2003; Senior Vice
Age 44                                             President -- Fixed Income, Ameriprise Financial, Inc.,
                                                   2002-2006 and RiverSource Investments, LLC, 2004-2006
---------------------------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President since      Vice President -- Asset Management and Trust Company
5228 Ameriprise          2006                      Services, RiverSource Investments, LLC since 2006; Vice
Financial Center                                   President -- Operations and Compliance, RiverSource
Minneapolis, MN 55474                              Investments, LLC, 2004-2006; Director of Product
Age 42                                             Development -- Mutual Funds, Ameriprise Financial, Inc.,
                                                   2001-2004
---------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since 2002      Vice President -- Investment Accounting, Ameriprise
105 Ameriprise                                     Financial, Inc. since 2002; Chief Financial Officer,
Financial Center                                   RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 52
---------------------------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President, General   Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise          Counsel and Secretary     Ameriprise Financial, Inc. since 2005; Chief Counsel,
Financial Center         since 2006                RiverSource Distributors, Inc. since 2006; Vice President,
Minneapolis, MN 55474                              General Counsel and Secretary, Ameriprise Certificate
Age 48                                             Company since 2005; Vice President -- Asset Management
                                                   Compliance, Ameriprise Financial, Inc., 2004-2005; Senior
                                                   Vice President and Chief Compliance Officer, USBancorp Asset
                                                   Management, 2002-2004
---------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance Officer  U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise           since 2006                Investments, LLC since 2006; Director -- Mutual Funds,
Financial Center                                   Voyageur Asset Management, 2003-2006; Director of Finance,
Minneapolis, MN 55474                              Voyageur Asset Management, 2000-2003
Age 47
---------------------------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering          Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise          Prevention Officer since  Ameriprise Financial, Inc. since 2004; Manager Anti- Money
Financial Center         2004                      Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474                              Compliance Director and Bank Secrecy Act Officer, American
Age 44                                             Express Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  129

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Retirement Plus Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement with respect to each Series Fund (each, an "IMS Agreement") RiverSource Investments provides investment advice and other services to each of the Series Funds and all RiverSource funds (collectively, the "Funds").

On an annual basis, each Series Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each Series Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue each IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to the Series Funds' operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Series Funds. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the Series Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the Series Funds, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund; and (ii) a report detailing each Series Fund's performance over various periods (including since inception), recent Series Fund inflows (and outflows) and a comparison of each Series Fund's net assets from December 2006 to December 2007. The Board observed that the investment performance for each Series Fund was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the Series Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each of the Funds are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at

--------------------------------------------------------------------------------

 130 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to the Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard the Board noted that the Series Fund's direct expenses, after taking into account proposed expense caps/waivers, were less than the median direct expenses of the Series Fund's peer group, and that the direct expenses do not include any investment management service fees.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability since inception. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds' do not pay any investment management service fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Series Fund.

PROXY VOTING --------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  131

(RIVERSOURCE INVESTMENTS LOGO)

RiverSource Retirement Plus()(R) SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(C) 2008 RiverSource Distributors, Inc.                          S-6507 E (6/08)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended April 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Series Trust were as follows:

                                 2008 - $202,500

(b) Audit - Related Fees. The fees for the year ended April 30, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement review for RiverSource Series Trust were as follows:

                                  2008 - $7,060

(c) Tax Fees. The fees for the year ended April 30, to Ernst & Young LLP for tax compliance related services for RiverSource Series Trust were as follows:

                                 2008 - $28,200

(d) All Other Fees. The fees for the year ended April 30, to Ernst & Young LLP for additional professional services rendered for RiverSource Series Trust were as follows:

                                    2008 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2008 were pre-approved by the audit committee.


(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended April 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2008 - $647,060

(h) 100% of the services performed in item (g) above during 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

     (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

     Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under
     Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

     (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

     (a)(3) Not applicable.

     (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 3, 2008